MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to provide the December 31, 2009 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*, along with supplements to the May 1, 2009 Variable Annuities Funds Prospectus.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

You can sign-up to receive future reports via eDelivery** online at www.newyorklife.com/vsc. We'll notify you by email whenever an updated report is available.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2010

* New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

** Electronic delivery is currently limited to policyowners of variable products only (electronic delivery is not available for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third party broker-dealers) and will not include any New York Life products that are owned by Corporations, Trusts, or other Organizations at this time.

SMRU # 411328CV

                         ANNUAL REPORT TABLE OF CONTENTS




NYLIAC Variable Annuity Separate Account - III
Financial Statements....................................................      3
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     18
Statement of Changes in Net Assets......................................     26
Notes to Financial Statements...........................................     40
Report of Independent Registered Public Accounting Firm.................    122


THE 2009 ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL AND SERVICE CLASSES
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL AND SERVICE CLASSES
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL AND SERVICE CLASSES
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL AND SERVICE CLASSES
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP GROWTH EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL AND SERVICE CLASSES MAINSTAY VP ICAP SELECT EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP INCOME BUILDER - INITIAL AND SERVICE CLASSES
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP LARGE CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP CORE - INITIAL AND SERVICE CLASSES
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION -  SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL AND SERVICE CLASSES
MAINSTAY VP U.S. SMALL CAP - INITIAL AND
SERVICE CLASSES

THE 2009 ANNUAL REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES INVESTMENT DIVISIONS (OTHER THAN MAINSTAY VP SERIES FUND, INC.) IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING:

ALGER AMERICAN SMALLCAP GROWTH - CLASS O AND CLASS S SHARES (CLOSED TO NEW INVESTORS)
CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL AND SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN BALANCED PORTFOLIO - INSTITUTIONAL AND SERVICE SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL AND SERVICE SHARES
MFS(R) INVESTORS TRUST SERIES - INITIAL AND SERVICE CLASSES
MFS(R) RESEARCH SERIES - INITIAL AND SERVICE CLASSES
MFS(R) UTILITIES SERIES - INITIAL AND SERVICE CLASSES
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS I AND CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO AND PORTFOLIO II
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS I AND CLASS II VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*

SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*

SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*

SERIES VII POLICIES:      New York Life Complete Access Variable Annuity

SERIES VIII POLICIES:     New York Life Premier Variable Annuity

SERIES IX POLICIES:       New York Life Premier Plus Variable Annuity



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009






                                                    MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                      BOND--               CASH        COMMON STOCK--
                                                   INITIAL CLASS        MANAGEMENT      INITIAL CLASS
                                                  ---------------------------------------------------

ASSETS:
  Investment at net asset value................    $ 130,067,467       $309,418,600     $114,715,845
  Dividends due and accrued....................               --              3,015               --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....             (196)           157,242         (113,078)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........          147,852            412,939          127,131
     Administrative charges....................           12,488             28,221           13,477
                                                   -------------       ------------     ------------
       Total net assets........................     $129,906,931       $309,137,697     $114,462,159
                                                   =============       ============     ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $ 82,626,665       $109,910,178     $ 94,391,557
     Series II Policies........................          613,225         12,607,085          431,727
     Series III Policies.......................       34,959,221         74,346,708       14,310,162
     Series IV Policies........................       11,587,163         70,668,778        5,293,853
     Series V Policies.........................          120,657          2,589,995           34,860
     Series VI Policies........................               --         36,228,494               --
     Series VII Policies.......................               --          1,563,835               --
     Series VIII Policies......................               --            830,671               --
     Series IX Policies........................               --            391,953               --
                                                   -------------       ------------     ------------
       Total net assets........................     $129,906,931       $309,137,697     $114,462,159
                                                   =============       ============     ============

     Series I variable accumulation unit
       value...................................     $      19.00       $       1.35     $      21.28
                                                   =============       ============     ============
     Series II variable accumulation unit
       value...................................     $      15.30       $       1.10     $       7.37
                                                   =============       ============     ============
     Series III variable accumulation unit
       value...................................     $      14.95       $       1.09     $       7.39
                                                   =============       ============     ============
     Series IV variable accumulation unit
       value...................................     $      13.47       $       1.06     $      10.51
                                                   =============       ============     ============
     Series V variable accumulation unit
       value...................................     $      12.79       $       1.03     $      11.59
                                                   =============       ============     ============
     Series VI variable accumulation unit
       value...................................     $         --       $       1.04     $         --
                                                   =============       ============     ============
     Series VII variable accumulation unit
       value...................................     $         --       $       9.94     $         --
                                                   =============       ============     ============
     Series VIII variable accumulation unit
       value...................................     $         --       $       9.95     $         --
                                                   =============       ============     ============
     Series IX variable accumulation unit
       value...................................     $         --       $       9.93     $         --
                                                   =============       ============     ============

Identified Cost of Investment..................     $125,832,340       $309,415,620     $144,478,468
                                                   =============       ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                                                  MAINSTAY VP         MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP          HIGH YIELD         ICAP SELECT         MAINSTAY VP
        CONVERTIBLE--      GOVERNMENT--     GROWTH EQUITY--     CORPORATE BOND--    EQUITY--INITIAL     INCOME BUILDER--
        INITIAL CLASS      INITIAL CLASS     INITIAL CLASS       INITIAL CLASS           CLASS           INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------



         $118,655,266      $105,186,979       $125,997,585        $404,435,717        $220,886,844        $ 89,456,287
                   --                --                 --                  --                  --                  --

              (23,398)           12,088           (166,723)           (235,603)           (137,300)            (53,655)



              135,969           119,830            137,627             457,123             252,920              99,250
               12,403            10,274             15,783              42,294              23,150              10,779
         ------------      ------------       ------------        ------------        ------------        ------------
         $118,483,496      $105,068,963       $125,677,452        $403,700,697        $220,473,474        $ 89,292,603
         ============      ============       ============        ============        ============        ============



         $ 80,830,734      $ 66,835,665       $111,757,049        $290,898,121        $151,659,489        $ 76,356,005
              857,207           534,215             91,787           2,361,026           1,437,709             170,554
           26,934,621        28,091,342          9,424,446          81,962,518          49,320,227           9,138,009
            9,754,048         9,514,331          4,397,289          28,187,168          17,893,052           3,617,056
              106,886            93,410              6,881             291,864             162,997              10,979
                   --                --                 --                  --                  --                  --
                   --                --                 --                  --                  --                  --
                   --                --                 --                  --                  --                  --
                   --                --                 --                  --                  --                  --
         ------------      ------------       ------------        ------------        ------------        ------------
         $118,483,496      $105,068,963       $125,677,452        $403,700,697        $220,473,474        $ 89,292,603
         ============      ============       ============        ============        ============        ============

         $      21.24      $      18.28       $      16.25        $      27.07        $      11.32        $      18.82
         ============      ============       ============        ============        ============        ============
         $      11.90      $      14.41       $       6.05        $      17.01        $      10.39        $       8.59
         ============      ============       ============        ============        ============        ============
         $      11.36      $      14.21       $       5.50        $      16.67        $      10.23        $       8.20
         ============      ============       ============        ============        ============        ============
         $      14.08      $      12.95       $       9.31        $      17.17        $      11.16        $      11.36
         ============      ============       ============        ============        ============        ============
         $      15.30      $      12.34       $      11.16        $      17.74        $      14.37        $      12.57
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============
         $         --      $         --       $         --        $         --        $         --        $         --
         ============      ============       ============        ============        ============        ============

         $113,230,281      $101,529,293       $131,186,884        $411,131,499        $262,864,336        $106,858,087
         ============      ============       ============        ============        ============        ============


         MAINSTAY VP
        INTERNATIONAL
       EQUITY--INITIAL
            CLASS
-----------------------


          $68,204,208
                   --

              (37,797)



               78,669
                6,862
         ------------
         $ 68,080,880
         ============



          $44,165,725
              674,036
           17,012,882
            6,192,786
               35,451
                   --
                   --
                   --
                   --
         ------------
          $68,080,880
         ============

          $     22.26
         ============
          $     13.47
         ============
          $     13.47
         ============
          $     16.05
         ============
          $     17.32
         ============
          $        --
         ============
          $        --
         ============
          $        --
         ============
          $        --
         ============

          $82,031,829
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009


                                                      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                       LARGE CAP           MID CAP            S&P 500
                                                       GROWTH--            CORE--             INDEX--
                                                     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                                    ----------------------------------------------------

ASSETS:
     Investment at net asset value...............     $50,206,703        $78,977,042       $233,700,287
     Dividends due and accrued...................              --                 --                 --
  Net receivable from (payable to) New York Life
     Insurance and Annuity Corporation...........         (42,538)            (8,858)          (206,378)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges..........          56,670             91,416            260,517
     Administrative charges......................           5,623              7,997             27,123
                                                      -----------        -----------       ------------
       Total net assets..........................     $50,101,872        $78,868,771       $233,206,269
                                                      ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies...........................     $37,986,592        $49,083,840       $188,528,432
     Series II Policies..........................         295,115            226,830            573,778
     Series III Policies.........................       8,901,894         20,507,234         31,778,473
     Series IV Policies..........................       2,848,031          9,018,588         12,244,856
     Series V Policies...........................          70,240             32,279             80,730
     Series VI Policies..........................              --                 --                 --
     Series VII Policies.........................              --                 --                 --
     Series VIII Policies........................              --                 --                 --
     Series IX Policies..........................              --                 --                 --
                                                      -----------        -----------       ------------
       Total net assets..........................     $50,101,872        $78,868,771       $233,206,269
                                                      ===========        ===========       ============
     Series I variable accumulation unit value...     $     13.01        $     13.33       $      21.33
                                                      ===========        ===========       ============
     Series II variable accumulation unit value..     $      7.21        $     14.26       $       8.02
                                                      ===========        ===========       ============
     Series III variable accumulation unit
       value.....................................     $      6.14        $     13.67       $       7.78
                                                      ===========        ===========       ============
     Series IV variable accumulation unit value..     $     10.39        $     13.48       $      10.63
                                                      ===========        ===========       ============
     Series V variable accumulation unit value...     $     12.29        $     15.61       $      12.40
                                                      ===========        ===========       ============
     Series VI variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VIII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series IX variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============

Identified Cost of Investment....................     $46,041,784        $87,057,209       $248,470,845
                                                      ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                         ALGER AMERICAN                         DREYFUS IP                         FIDELITY(R) VIP
         MAINSTAY VP        SMALLCAP        CVS CALVERT         TECHNOLOGY      FIDELITY(R) VIP        EQUITY-
      U.S. SMALL CAP--      GROWTH--      SOCIAL BALANCED        GROWTH--       CONTRAFUND(R)--        INCOME--
        INITIAL CLASS    CLASS O SHARES      PORTFOLIO        INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------


        $  37,591,438      $38,272,786      $25,807,538        $16,043,644        $212,570,123       $ 91,584,045
                   --               --               --                 --                  --                 --

              (43,258)         (10,019)         (20,632)             1,268             (98,299)           (51,755)




               43,751           44,041           30,117             18,957             242,081            104,625
                3,683            4,445            2,599              1,533              24,095              9,743
        -------------      -----------      -----------        -----------        ------------       ------------
          $37,500,746      $38,214,281      $25,754,190        $16,024,422        $212,205,648       $ 91,417,922
        =============      ===========      ===========        ===========        ============       ============



          $21,964,441      $29,725,000      $13,467,381        $ 9,341,142        $162,038,729       $ 66,332,061
              255,243          217,646          132,055             48,885           1,063,622            362,392
           10,505,575        6,379,198        5,681,625          5,087,728          35,534,314         19,333,081
            4,752,323        1,847,792        3,955,497          1,454,082          13,283,221          5,278,357
               23,164           44,645          591,791             92,585             285,762            112,031
                   --               --        1,868,696                 --                  --                 --
                   --               --            1,011                 --                  --                 --
                   --               --           33,369                 --                  --                 --
                   --               --           22,765                 --                  --                 --
        -------------      -----------      -----------        -----------        ------------       ------------
          $37,500,746      $38,214,281      $25,754,190        $16,024,422        $212,205,648       $ 91,417,922
        =============      ===========      ===========        ===========        ============       ============
          $     10.32      $     11.82      $     16.92        $      9.31        $      23.46       $      15.89
        =============      ===========      ===========        ===========        ============       ============
          $      9.80      $      8.21      $      8.73        $     11.25        $      12.22       $      10.25
        =============      ===========      ===========        ===========        ============       ============
          $      9.82      $      7.59      $      8.46        $      9.34        $      11.71       $      10.07
        =============      ===========      ===========        ===========        ============       ============
          $     13.08      $     15.68      $     10.94        $     11.30        $      13.86       $      10.33
        =============      ===========      ===========        ===========        ============       ============
          $     15.90      $     18.02      $     11.62        $     14.67        $      16.09       $      10.15
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.69        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.06        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.13        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============
          $        --      $        --      $     10.05        $        --        $         --       $         --
        =============      ===========      ===========        ===========        ============       ============

          $40,181,117      $28,295,248      $30,431,580        $14,161,725        $266,727,040       $123,722,577
        =============      ===========      ===========        ===========        ============       ============


         JANUS ASPEN
           BALANCED
         PORTFOLIO--
        INSTITUTIONAL
            SHARES
-----------------------


         $288,747,725
                   --

             (246,497)




              319,921
               32,922
         ------------
         $288,148,385
         ============



         $226,650,877
            1,118,870
           43,909,484
           16,264,292
              204,862
                   --
                   --
                   --
                   --
         ------------
         $288,148,385
         ============
         $      26.78
         ============
         $      13.76
         ============
         $      12.91
         ============
         $      14.39
         ============
         $      14.57
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============

         $255,013,332
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009





                                                    JANUS ASPEN
                                                     WORLDWIDE
                                                    PORTFOLIO--      MFS(R) INVESTORS    MFS(R) RESEARCH
                                                   INSTITUTIONAL      TRUST SERIES--         SERIES--
                                                      SHARES           INITIAL CLASS      INITIAL CLASS
                                                  ------------------------------------------------------

ASSETS:
  Investment at net asset value................    $ 90,733,798         $12,600,565        $14,463,007
  Dividends due and accrued....................              --                  --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....          (6,606)            (21,285)                64

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........         100,696              14,508             16,384
     Administrative charges....................          11,353               1,315              1,575
                                                   ------------         -----------        -----------
       Total net assets........................    $ 90,615,143         $12,563,457        $14,445,112
                                                   ============         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................    $ 78,681,429         $ 8,865,101        $10,814,629
     Series II Policies........................         181,486             178,118            121,529
     Series III Policies.......................       8,433,201           2,735,591          2,789,417
     Series IV Policies........................       3,288,404             771,703            713,324
     Series V Policies.........................          30,623              12,944              6,213
     Series VI Policies........................              --                  --                 --
     Series VII Policies.......................              --                  --                 --
     Series VIII Policies......................              --                  --                 --
     Series IX Policies........................              --                  --                 --
                                                   ------------         -----------        -----------
       Total net assets........................    $ 90,615,143         $12,563,457        $14,445,112
                                                   ============         ===========        ===========
     Series I variable accumulation unit
       value...................................    $      14.80         $      9.90        $     10.59
                                                   ============         ===========        ===========
     Series II variable accumulation unit
       value...................................    $       6.25         $      8.70        $      7.44
                                                   ============         ===========        ===========
     Series III variable accumulation unit
       value...................................    $       5.72         $      8.53        $      7.10
                                                   ============         ===========        ===========
     Series IV variable accumulation unit
       value...................................    $       9.55         $     11.35        $     11.58
                                                   ============         ===========        ===========
     Series V variable accumulation unit
       value...................................    $      11.88         $     14.08        $     13.78
                                                   ============         ===========        ===========
     Series VI variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========
     Series VII variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========
     Series VIII variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========
     Series IX variable accumulation unit
       value...................................    $         --         $        --        $        --
                                                   ============         ===========        ===========

Identified Cost of Investment..................    $108,382,901         $12,280,215        $12,374,246
                                                   ============         ===========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                              NEUBERGER
                             BERMAN AMT
                               MID-CAP             ROYCE             ROYCE
      MFS(R) UTILITIES         GROWTH            MICRO-CAP         SMALL-CAP       T. ROWE PRICE         VAN ECK
          SERIES--           PORTFOLIO--        PORTFOLIO--       PORTFOLIO--      EQUITY INCOME        WORLDWIDE
        INITIAL CLASS          CLASS I       INVESTMENT CLASS  INVESTMENT CLASS      PORTFOLIO         HARD ASSETS
---------------------------------------------------------------------------------------------------------------------


         $3,306,934          $2,985,801         $67,845,599       $53,896,628      $ 94,698,058       $351,473,104
                 --                  --                  --                --                --                 --

               (853)               (768)            (20,281)           12,582           (36,681)          (162,282)




              4,193               3,790              83,800            65,497           111,541            420,766
                187                 196               5,814             4,847             9,315             27,648
         ----------          ----------         -----------       -----------      ------------       ------------
         $3,301,701          $2,981,047         $67,735,704       $53,838,866      $ 94,540,521       $350,862,408
         ==========          ==========         ===========       ===========      ============       ============



         $1,299,413          $1,084,622         $19,842,416       $16,102,937      $ 59,174,683       $113,488,234
             23,274              10,641           1,616,484         1,833,099           629,619          8,114,837
          1,871,670           1,522,117          13,264,593         8,805,994        26,636,315         82,996,029
             80,059             340,871          18,639,205        16,770,366         7,980,070         80,378,344
             27,285              22,796           1,128,791           834,171           119,834          3,963,320
                 --                  --          12,154,593         8,549,005                --         59,328,204
                 --                  --             105,408            90,547                --            306,324
                 --                  --             571,250           605,513                --          1,315,400
                 --                  --             412,964           247,234                --            971,716
         ----------          ----------         -----------       -----------      ------------       ------------
         $3,301,701          $2,981,047         $67,735,704       $53,838,866      $ 94,540,521       $350,862,408
         ==========          ==========         ===========       ===========      ============       ============
         $    17.57          $    10.81         $     12.97       $     11.75      $      13.26       $      33.77
         ==========          ==========         ===========       ===========      ============       ============
         $    20.51          $    11.05         $     13.01       $     11.05      $      12.55       $      33.21
         ==========          ==========         ===========       ===========      ============       ============
         $    16.35          $    11.08         $     12.74       $     11.30      $      12.25       $      33.55
         ==========          ==========         ===========       ===========      ============       ============
         $    26.52          $    15.52         $     12.62       $     11.53      $      10.97       $      31.88
         ==========          ==========         ===========       ===========      ============       ============
         $    23.19          $    14.68         $     12.24       $     10.81      $      10.91       $      39.40
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     12.61       $     11.29      $         --       $      34.89
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     11.87       $     10.99      $         --       $      12.12
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     11.98       $     11.26      $         --       $      11.22
         ==========          ==========         ===========       ===========      ============       ============
         $       --          $       --         $     11.93       $     11.34      $         --       $      11.26
         ==========          ==========         ===========       ===========      ============       ============

         $4,064,674          $2,820,866         $73,674,405       $56,018,791      $116,967,625       $372,193,019
         ==========          ==========         ===========       ===========      ============       ============


       VAN KAMPEN'S
       UIF EMERGING
      MARKETS EQUITY
        PORTFOLIO--
          CLASS I
--------------------


        $71,092,154
                 --

            (15,782)




             82,028
              7,530
        -----------
        $70,986,814
        ===========


        $50,119,303
            287,419
         16,033,073
          4,496,650
             50,369
                 --
                 --
                 --
                 --
        -----------
        $70,986,814
        ===========
        $     22.48
        ===========
        $     16.10
        ===========
        $     18.64
        ===========
        $     24.90
        ===========
        $     31.29
        ===========
        $        --
        ===========
        $        --
        ===========
        $        --
        ===========
        $        --
        ===========

        $84,456,848
        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009




                                                                                              MAINSTAY VP
                                                    MAINSTAY VP          MAINSTAY VP            COMMON
                                                    BALANCED--             BOND--               STOCK--
                                                   SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                                                  --------------------------------------------------------

ASSETS:
  Investments, at net asset value..............     $86,995,642         $140,314,461          $42,151,557
  Dividends due and accrued....................              --                   --                   --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....          (7,537)           1,063,840               (5,767)

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges........         107,401              172,098               51,847
     Administrative charges....................           6,923                9,999                3,467
                                                    -----------         ------------          -----------
       Total net assets........................     $86,873,781         $141,196,204          $42,090,476
                                                    ===========         ============          ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $26,434,515         $ 23,996,142          $ 8,978,999
     Series II Policies........................       2,418,711            6,260,088              848,947
     Series III Policies.......................      20,596,732           33,245,688            9,110,353
     Series IV Policies........................      20,354,670           42,252,145           14,569,397
     Series V Policies.........................       1,331,921            4,523,350              361,686
     Series VI Policies........................      15,514,606           28,215,892            8,046,804
     Series VII Policies.......................          54,702              528,284               52,631
     Series VIII Policies......................          91,074            1,448,621               94,494
     Series IX Policies........................          76,850              725,994               27,165
                                                    -----------         ------------          -----------
       Total net assets........................     $86,873,781         $141,196,204          $42,090,476
                                                    ===========         ============          ===========

     Series I variable accumulation unit
       value...................................     $     10.30         $      11.88          $     11.75
                                                    ===========         ============          ===========
     Series II variable accumulation unit
       value...................................     $     10.20         $      11.65          $      9.35
                                                    ===========         ============          ===========
     Series III variable accumulation unit
       value...................................     $     10.21         $      11.74          $     11.55
                                                    ===========         ============          ===========
     Series IV variable accumulation unit
       value...................................     $     10.28         $      11.85          $     11.72
                                                    ===========         ============          ===========
     Series V variable accumulation unit
       value...................................     $     10.12         $      11.47          $     11.36
                                                    ===========         ============          ===========
     Series VI variable accumulation unit
       value...................................     $     10.14         $      11.61          $     11.49
                                                    ===========         ============          ===========
     Series VII variable accumulation unit
       value...................................     $      9.95         $      10.24          $     10.79
                                                    ===========         ============          ===========
     Series VIII variable accumulation unit
       value...................................     $     10.64         $      10.21          $     11.20
                                                    ===========         ============          ===========
     Series IX variable accumulation unit
       value...................................     $     10.68         $      10.19          $     10.74
                                                    ===========         ============          ===========

Identified Cost of Investment..................     $96,646,292         $137,555,451          $56,486,702
                                                    ===========         ============          ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









         MAINSTAY VP                                                              MAINSTAY VP
         CONSERVATIVE       MAINSTAY VP      MAINSTAY VP       MAINSTAY VP           GROWTH            MAINSTAY VP
         ALLOCATION--      CONVERTIBLE--   FLOATING RATE--     GOVERNMENT--       ALLOCATION--       GROWTH EQUITY--
        SERVICE CLASS      SERVICE CLASS    SERVICE CLASS     SERVICE CLASS      SERVICE CLASS        SERVICE CLASS
---------------------------------------------------------------------------------------------------------------------


         $177,811,839      $147,192,458      $203,464,866      $109,944,794       $ 85,543,971          $34,214,837
                   --                --           630,297                --                 --                   --

              (55,319)         (226,252)          232,806            23,898              9,098              (35,914)



              217,422           185,162           249,746           134,653            101,624               42,591
               12,999            10,248            15,465             8,366              8,316                2,634
         ------------      ------------      ------------      ------------       ------------        -------------
         $177,526,099      $146,770,796      $204,062,758      $109,825,673       $ 85,443,129          $34,133,698
         ============      ============      ============      ============       ============        =============



         $ 48,267,284      $ 24,665,845      $ 50,248,948      $ 21,711,227       $ 34,387,660          $ 9,102,962
           12,701,849         6,164,236        11,435,672         5,917,200          1,612,554              587,252
           39,275,000        34,144,628        43,649,283        26,121,128         13,644,618            9,667,010
           40,043,539        42,160,508        56,842,229        33,769,440         21,317,672            7,828,203
            3,898,526         3,117,066         3,800,775         2,330,533            720,464              436,043
           29,234,914        34,086,080        34,345,268        18,690,241         12,740,803            6,450,066
              667,493           431,970         1,195,464           484,193             58,419                9,683
            1,802,683         1,122,527         1,782,510           507,430            542,688               17,260
            1,634,811           877,936           762,609           294,281            418,251               35,219
         ------------      ------------      ------------      ------------       ------------        -------------
         $177,526,099      $146,770,796      $204,062,758      $109,825,673       $ 85,443,129          $34,133,698
         ============      ============      ============      ============       ============        =============

         $      10.88      $      13.69      $      10.59      $      11.56       $       9.30          $     10.97
         ============      ============      ============      ============       ============        =============
         $      10.78      $      11.96      $      10.58      $      11.60       $       8.97          $      9.83
         ============      ============      ============      ============       ============        =============
         $      10.80      $      13.57      $      10.50      $      11.36       $       9.05          $     10.95
         ============      ============      ============      ============       ============        =============
         $      10.78      $      13.57      $      10.57      $      11.54       $       9.28          $     10.94
         ============      ============      ============      ============       ============        =============
         $      10.66      $      13.22      $      10.57      $      11.24       $       8.92          $     10.51
         ============      ============      ============      ============       ============        =============
         $      10.64      $      13.22      $      10.48      $      11.30       $       8.94          $     10.72
         ============      ============      ============      ============       ============        =============
         $      10.63      $      11.29      $      10.33      $       9.99       $      10.75          $     11.27
         ============      ============      ============      ============       ============        =============
         $      10.63      $      11.25      $      10.37      $      10.07       $      11.27          $     11.03
         ============      ============      ============      ============       ============        =============
         $      10.58      $      11.43      $      10.31      $      10.04       $      10.98          $     11.16
         ============      ============      ============      ============       ============        =============

         $178,423,145      $147,856,807      $205,469,632      $109,016,221       $100,414,572        $  33,921,137
         ============      ============      ============      ============       ============        =============


         MAINSTAY VP
          HIGH YIELD
          CORPORATE
            BOND--
        SERVICE CLASS
-----------------------

         $581,015,383
                   --

              440,876



              728,083
               38,617
         ------------
         $580,689,559
         ============



         $ 89,028,207
           24,528,531
          156,331,645
          164,586,341
           13,159,422
          121,258,867
            2,682,383
            4,853,724
            4,260,439
         ------------
         $580,689,559
         ============

         $      14.90
         ============
         $      11.90
         ============
         $      14.64
         ============
         $      14.93
         ============
         $      14.44
         ============
         $      14.56
         ============
         $      11.09
         ============
         $      10.95
         ============
         $      10.92
         ============

         $594,187,201
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009




                                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            ICAP SELECT         INCOME         INTERNATIONAL
                                             EQUITY--          BUILDER--         EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $261,617,114       $35,909,906      $154,072,026
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (41,925)           (8,842)           94,886

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          325,991            45,123           192,274
     Administrative charges...........           20,185             2,584            12,229
                                           ------------       -----------      ------------
       Total net assets...............     $261,229,013       $35,853,357      $153,962,409
                                           ============       ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 54,060,623       $ 8,694,140      $ 31,245,405
     Series II Policies...............        7,479,025         1,030,787         4,381,273
     Series III Policies..............       61,666,352        10,696,229        34,201,124
     Series IV Policies...............       79,618,180         7,964,541        48,476,932
     Series V Policies................        3,584,409           372,777         3,162,492
     Series VI Policies...............       52,820,844         6,825,630        31,140,454
     Series VII Policies..............          255,460            35,974           122,527
     Series VIII Policies.............          994,164           171,209           669,421
     Series IX Policies...............          749,956            62,070           562,781
                                           ------------       -----------      ------------
       Total net assets...............     $261,229,013       $35,853,357      $153,962,409
                                           ============       ===========      ============

     Series I variable accumulation
       unit value.....................     $      12.40       $     11.70      $      16.47
                                           ============       ===========      ============
     Series II variable accumulation
       unit value.....................     $      10.08       $     10.45      $      12.30
                                           ============       ===========      ============
     Series III variable accumulation
       unit value.....................     $      12.22       $     11.54      $      16.01
                                           ============       ===========      ============
     Series IV variable accumulation
       unit value.....................     $      12.33       $     11.80      $      16.23
                                           ============       ===========      ============
     Series V variable accumulation
       unit value.....................     $      11.95       $     11.22      $      15.41
                                           ============       ===========      ============
     Series VI variable accumulation
       unit value.....................     $      12.10       $     11.27      $      15.63
                                           ============       ===========      ============
     Series VII variable accumulation
       unit value.....................     $      11.08       $     10.56      $      10.92
                                           ============       ===========      ============
     Series VIII variable accumulation
       unit value.....................     $      10.80       $     10.49      $      11.02
                                           ============       ===========      ============
     Series IX variable accumulation
       unit value.....................     $      10.76       $     10.88      $      11.00
                                           ============       ===========      ============

Identified Cost of Investment.........     $297,913,341       $43,230,130      $188,994,462
                                           ============       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                     MAINSTAY VP
         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           MODERATE          MAINSTAY VP
          LARGE CAP            MID CAP             MODERATE             GROWTH             S&P 500            MAINSTAY VP
           GROWTH--             CORE--           ALLOCATION--        ALLOCATION--          INDEX--          U.S. SMALL CAP--
        SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------


         $66,356,895         $166,153,004        $260,118,806        $207,230,258        $161,716,839          $70,151,654
                  --                   --                  --                  --                  --                   --

             150,268              (37,776)            144,014             120,566             (20,524)            (106,238)



              82,404              207,106             317,747             247,176             200,497               86,591
               5,022               13,128              20,438              19,075              13,064                5,763
         -----------         ------------        ------------        ------------        ------------         ------------
         $66,419,737         $165,894,994        $259,924,635        $207,084,573        $161,482,754          $69,953,062
         ===========         ============        ============        ============        ============         ============




         $11,372,531         $ 38,255,086        $ 73,038,973        $ 76,703,055        $ 38,320,912          $17,090,784
           1,880,136            3,309,720          13,104,281           4,466,691           2,513,382            1,173,546
          14,140,007           40,224,559          60,368,495          36,778,348          41,819,540           16,732,982
          21,833,515           47,814,963          66,986,382          53,175,587          46,510,958           20,846,048
           1,522,618            2,226,023           3,611,438           1,576,708           2,684,122              779,843
          14,154,128           33,454,286          39,843,525          31,722,463          29,213,908           12,945,834
             207,388               35,639             608,075             114,633              67,717               27,839
             757,892              383,373           1,348,262           1,746,208             200,530              235,629
             551,522              191,345           1,015,204             800,880             151,685              120,557
         -----------         ------------        ------------        ------------        ------------         ------------
         $66,419,737         $165,894,994        $259,924,635        $207,084,573        $161,482,754          $69,953,062
         ===========         ============        ============        ============        ============         ============

         $     11.44         $      14.45        $      10.42        $       9.96        $      11.40          $     14.25
         ===========         ============        ============        ============        ============         ============
         $     11.75         $      10.30        $      10.23        $       9.72        $       9.48          $     11.68
         ===========         ============        ============        ============        ============         ============
         $     11.28         $      14.18        $      10.23        $       9.74        $      11.21          $     13.89
         ===========         ============        ============        ============        ============         ============
         $     11.39         $      14.32        $      10.34        $       9.89        $      11.36          $     14.19
         ===========         ============        ============        ============        ============         ============
         $     10.79         $      14.04        $      10.16        $       9.51        $      11.08          $     13.61
         ===========         ============        ============        ============        ============         ============
         $     11.16         $      13.96        $      10.17        $       9.69        $      11.14          $     14.12
         ===========         ============        ============        ============        ============         ============
         $     11.62         $      11.27        $      10.82        $      10.68        $      10.80          $     11.19
         ===========         ============        ============        ============        ============         ============
         $     11.43         $      11.28        $      10.73        $      10.82        $      11.28          $     10.94
         ===========         ============        ============        ============        ============         ============
         $     11.32         $      11.49        $      10.74        $      10.89        $      11.17          $     11.08
         ===========         ============        ============        ============        ============         ============

         $64,486,871         $186,518,834        $271,833,529        $232,549,437        $174,582,125         $ 74,277,592
         ===========         ============        ============        ============        ============         ============


      ALGER AMERICAN
         SMALLCAP
         GROWTH--
      CLASS S SHARES
--------------------

        $36,767,447
                 --
            (39,301)



             46,419
              3,100
       ------------
        $36,678,627
       ============




        $ 8,565,838
            394,633
          8,904,119
         11,713,751
            268,831
          6,831,455
                 --
                 --
                 --
       ------------
        $36,678,627
       ============

        $     16.42
       ============
        $     12.16
       ============
        $     16.20
       ============
        $     16.29
       ============
        $     15.71
       ============
        $     16.05
       ============
        $        --
       ============
        $        --
       ============
        $        --
       ============

       $ 37,101,873
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                 COLUMBIA SMALL
                                                    CAP VALUE        DREYFUS IP
                                                 FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP
                                                    SERIES--          GROWTH--       CONTRAFUND(R)--
                                                     CLASS B       SERVICE SHARES    SERVICE CLASS 2
                                                 ---------------------------------------------------

ASSETS:
  Investments, at net asset value.............     $37,680,746       $35,403,471       $265,187,623
  Dividends due and accrued...................              --                --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation...         (53,858)           43,875            197,407

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges.......          47,007            43,554            330,651
     Administrative charges...................           3,363             3,055             22,003
                                                   -----------       -----------       ------------
       Total net assets.......................     $37,576,518       $35,400,737       $265,032,376
                                                   ===========       ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................     $11,528,228       $ 8,172,271       $ 55,589,975
     Series II Policies.......................       1,234,807           842,559          6,450,342
     Series III Policies......................       7,503,996         7,357,018         55,501,195
     Series IV Policies.......................      10,523,409        11,941,437         87,847,652
     Series V Policies........................         718,251           528,463          5,350,514
     Series VI Policies.......................       5,918,564         5,857,166         52,337,735
     Series VII Policies......................          24,603            86,096            283,272
     Series VIII Policies.....................          90,296           392,028          1,095,103
     Series IX Policies.......................          34,364           223,699            576,588
                                                   -----------       -----------       ------------
       Total net assets.......................     $37,576,518       $35,400,737       $265,032,376
                                                   ===========       ===========       ============

     Series I variable accumulation unit
       value..................................     $     10.89       $     12.33       $      14.65
                                                   ===========       ===========       ============
     Series II variable accumulation unit
       value..................................     $     10.46       $     11.36       $      11.24
                                                   ===========       ===========       ============
     Series III variable accumulation unit
       value..................................     $     10.75       $     12.09       $      14.35
                                                   ===========       ===========       ============
     Series IV variable accumulation unit
       value..................................     $     10.80       $     12.21       $      14.77
                                                   ===========       ===========       ============
     Series V variable accumulation unit
       value..................................     $     10.57       $     11.87       $      14.00
                                                   ===========       ===========       ============
     Series VI variable accumulation unit
       value..................................     $     10.64       $     11.96       $      14.10
                                                   ===========       ===========       ============
     Series VII variable accumulation unit
       value..................................     $     10.56       $     10.89       $      11.31
                                                   ===========       ===========       ============
     Series VIII variable accumulation unit
       value..................................     $     11.24       $     11.82       $      11.28
                                                   ===========       ===========       ============
     Series IX variable accumulation unit
       value..................................     $     10.59       $     11.68       $      11.19
                                                   ===========       ===========       ============

Identified Cost of Investment.................     $45,903,407       $31,076,799       $355,839,510
                                                   ===========       ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









      FIDELITY(R) VIP                         JANUS ASPEN       JANUS ASPEN
          EQUITY-        FIDELITY(R) VIP       BALANCED          WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
          INCOME--          MID CAP--         PORTFOLIO--       PORTFOLIO--      TRUST SERIES--         SERIES--
      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------


        $113,827,236       $158,743,120      $129,639,017       $30,375,893        $7,252,668          $8,047,748
                  --                 --                --                --                --                  --

              20,813             75,366            37,821             8,622               (88)                 34



             141,619            192,605           159,806            37,655             8,987               9,942
               9,033             13,714            10,343             2,536               566                 647
        ------------       ------------      ------------       -----------        ----------          ----------
        $113,697,397       $158,612,167      $129,506,689       $30,344,324        $7,243,027          $8,037,193
        ============       ============      ============       ===========        ==========          ==========



        $ 24,621,630       $ 51,009,540      $ 26,614,226       $ 7,429,689        $1,581,462          $1,919,051
           3,127,610          3,429,391         4,052,883           798,522           117,897              99,857
          26,443,655         32,850,680        30,493,662         7,165,615         2,069,157           2,129,523
          34,286,817         42,512,794        40,440,356         9,117,604         2,205,276           2,301,359
           2,068,081          2,143,676         3,316,183           383,037            79,465             134,481
          22,319,758         25,276,186        23,028,757         5,087,630         1,150,868           1,417,198
              97,080            201,507           161,799            65,060                --               1,696
             422,901            748,518           949,744           169,807            38,304              32,784
             309,865            439,875           449,079           127,360               598               1,244
        ------------       ------------      ------------       -----------        ----------          ----------
        $113,697,397       $158,612,167      $129,506,689       $30,344,324        $7,243,027          $8,037,193
        ============       ============      ============       ===========        ==========          ==========

        $      11.23       $      16.68      $      14.47       $     11.44        $    12.44          $    13.01
        ============       ============      ============       ===========        ==========          ==========
        $       8.95       $      14.91      $      13.08       $      9.59        $    10.56          $    10.45
        ============       ============      ============       ===========        ==========          ==========
        $      10.95       $      16.42      $      14.37       $     11.22        $    12.37          $    12.77
        ============       ============      ============       ===========        ==========          ==========
        $      11.15       $      16.84      $      14.42       $     11.32        $    12.52          $    12.66
        ============       ============      ============       ===========        ==========          ==========
        $      10.94       $      15.51      $      14.06       $     10.92        $    12.17          $    12.70
        ============       ============      ============       ===========        ==========          ==========
        $      10.91       $      16.56      $      14.15       $     10.92        $    12.19          $    12.87
        ============       ============      ============       ===========        ==========          ==========
        $      11.06       $      11.43      $      10.85       $     10.66        $    10.00          $    10.75
        ============       ============      ============       ===========        ==========          ==========
        $      10.61       $      11.23      $      10.86       $     11.01        $    10.91          $    11.07
        ============       ============      ============       ===========        ==========          ==========
        $      10.92       $      11.14      $      10.82       $     10.76        $     9.91          $    11.19
        ============       ============      ============       ===========        ==========          ==========

        $156,418,146       $188,842,686      $124,198,924       $32,688,838        $7,659,615          $8,166,825
        ============       ============      ============       ===========        ==========          ==========


      MFS(R) UTILITIES
          SERIES--
        SERVICE CLASS
----------------------


        $369,435,206
                  --
              (7,251)



             461,420
              30,288
        ------------
        $368,936,247
        ============



        $117,441,324
          10,909,740
          79,799,645
          83,066,020
           5,451,161
          69,677,506
             526,216
           1,090,007
             974,628
        ------------
        $368,936,247
        ============

        $      20.80
        ============
        $      18.53
        ============
        $      21.66
        ============
        $      21.95
        ============
        $      21.51
        ============
        $      21.43
        ============
        $      11.15
        ============
        $      11.33
        ============
        $      11.20
        ============

        $441,093,527
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                            NEUBERGER                         VAN KAMPEN'S
                                           BERMAN AMT                         UIF EMERGING
                                             MID-CAP                             MARKETS
                                             GROWTH         T. ROWE PRICE        EQUITY
                                           PORTFOLIO--      EQUITY INCOME      PORTFOLIO--
                                             CLASS S        PORTFOLIO--II       CLASS II
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $22,722,458      $144,054,102      $125,446,720
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             619            52,993           (78,679)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          28,255           180,048           159,261
     Administrative charges...........           1,916            11,603             9,904
                                           -----------      ------------      ------------
       Total net assets...............     $22,692,906      $143,915,444      $125,198,876
                                           ===========      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 6,345,419      $ 27,088,610      $ 27,625,100
     Series II Policies...............         414,679         3,121,038         3,417,509
     Series III Policies..............       4,629,636        29,592,301        28,341,957
     Series IV Policies...............       6,408,997        47,933,319        36,128,448
     Series V Policies................         365,452         3,792,847         1,591,501
     Series VI Policies...............       4,265,655        31,721,559        26,658,960
     Series VII Policies..............          17,357           116,267           261,369
     Series VIII Policies.............          93,404           285,925           720,060
     Series IX Policies...............         152,307           263,578           453,972
                                           -----------      ------------      ------------
       Total net assets...............     $22,692,906      $143,915,444      $125,198,876
                                           ===========      ============      ============

     Series I variable accumulation
       unit value.....................     $     13.70      $      11.94      $      29.40
                                           ===========      ============      ============
     Series II variable accumulation
       unit value.....................     $     11.63      $       9.67      $      18.73
                                           ===========      ============      ============
     Series III variable accumulation
       unit value.....................     $     13.63      $      11.76      $      27.97
                                           ===========      ============      ============
     Series IV variable accumulation
       unit value.....................     $     14.17      $      11.94      $      29.19
                                           ===========      ============      ============
     Series V variable accumulation
       unit value.....................     $     13.60      $      11.55      $      22.04
                                           ===========      ============      ============
     Series VI variable accumulation
       unit value.....................     $     13.69      $      11.65      $      27.83
                                           ===========      ============      ============
     Series VII variable accumulation
       unit value.....................     $     11.03      $      11.08      $      12.05
                                           ===========      ============      ============
     Series VIII variable accumulation
       unit value.....................     $     11.72      $      10.88      $      11.36
                                           ===========      ============      ============
     Series IX variable accumulation
       unit value.....................     $     11.23      $      10.97      $      11.46
                                           ===========      ============      ============

Identified Cost of Investment.........     $26,405,819      $180,009,151      $148,896,388
                                           ===========      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III











        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
--------------------

       $ 20,792,306
                 --

             (2,300)



             25,241
              2,014
       ------------
        $20,762,751
       ============


        $ 6,155,738
          1,033,467
          3,164,585
          7,073,814
            630,039
          2,629,034
              8,032
             49,125
             18,917
       ------------
        $20,762,751
       ============
        $     11.20
       ============
        $      9.89
       ============
        $     10.97
       ============
        $     10.87
       ============
        $     10.61
       ============
        $     10.88
       ============
        $     10.24
       ============
        $     10.80
       ============
        $     11.02
       ============
        $25,564,200
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2009





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                              BOND--           CASH           STOCK--
                                           INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  5,900,653    $     206,164   $  2,146,500
  Mortality and expense risk charges....     (1,752,754)      (5,888,076)    (1,345,751)
  Administrative charges................       (147,515)        (392,344)      (142,330)
                                           ------------    -------------   ------------
       Net investment income (loss).....      4,000,384       (6,074,256)       658,419
                                           ------------    -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     25,578,692      329,689,895     16,288,472
  Cost of investments sold..............    (25,482,208)    (329,674,172)   (27,349,082)
                                           ------------    -------------   ------------
       Net realized gain (loss) on
          investments...................         96,484           15,723    (11,060,610)
  Realized gain distribution received...        482,520               --             --
  Change in unrealized appreciation
     (depreciation) on investments......      3,110,965          (12,058)    30,149,162
                                           ------------    -------------   ------------
       Net gain (loss) on investments...      3,689,969            3,665     19,088,552
                                           ------------    -------------   ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $  7,690,353    $  (6,070,591)  $ 19,746,971
                                           ============    =============   ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         MID CAP
                                             GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $    169,823    $         --
  Mortality and expense risk charges....       (569,666)       (482,542)       (466,838)
  Administrative charges................        (56,407)        (41,888)        (41,216)
                                           ------------    ------------    ------------
       Net investment income (loss)            (626,073)       (354,607)       (508,054)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,409,496       7,543,130      49,459,239
  Cost of investments sold..............    (10,218,485)    (12,567,418)    (63,213,658)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     (1,808,989)     (5,024,288)    (13,754,419)
  Realized gain distribution received...             --              --         700,803
  Change in unrealized appreciation
     (depreciation)  on investments.....     16,661,705      16,592,467      23,009,060
                                           ------------    ------------    ------------
       Net gain (loss) on investments...     14,852,716      11,568,179       9,955,444
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $ 14,226,643    $ 11,213,572    $  9,447,390
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                        MAINSTAY VP
                                        MAINSTAY VP     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT       INCOME        INTERNATIONAL
       CONVERTIBLE--   GOVERNMENT--      EQUITY--         BOND--         EQUITY--        BUILDER--        EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------


       $  2,244,758    $  4,003,073    $    671,117    $ 27,622,612    $  2,750,607    $  2,991,078     $  4,442,255
         (1,362,053)     (1,611,599)     (1,428,330)     (4,667,629)     (2,038,029)     (1,081,112)        (857,710)
           (124,497)       (138,692)       (163,398)       (433,843)       (190,133)       (117,111)         (74,765)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
            758,208       2,252,782        (920,611)     22,521,140         522,445       1,792,855        3,509,780
       ------------    ------------    ------------    ------------    ------------    ------------     ------------


         17,073,184      41,297,268      16,097,382      52,338,159      26,563,889      15,493,842       14,994,358
        (20,393,386)    (38,972,850)    (25,676,095)    (63,703,394)    (43,418,670)    (25,838,196)     (18,123,025)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
         (3,320,202)      2,324,418      (9,578,713)    (11,365,235)    (16,854,781)    (10,344,354)      (3,128,667)
                 --         106,587              --              --              --              --               --

         39,954,197      (4,798,178)     42,385,296     108,333,669      52,493,923      25,130,571        9,599,861
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
         36,633,995      (2,367,173)     32,806,583      96,968,434      35,639,142      14,786,217        6,471,194
       ------------    ------------    ------------    ------------    ------------    ------------     ------------

       $ 37,392,203    $   (114,391)   $ 31,885,972    $119,489,574    $ 36,161,587    $ 16,579,072     $  9,980,974
       ============    ============    ============    ============    ============    ============     ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP   ALGER AMERICAN    CVS CALVERT      DREYFUS IP
          MID CAP         S&P 500        SMALL CAP      U.S. SMALL       SMALLCAP         SOCIAL         TECHNOLOGY
          VALUE--         INDEX--        GROWTH--          CAP--         GROWTH--        BALANCED         GROWTH--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  CLASS O SHARES     PORTFOLIO     INITIAL SHARES
----------------------------------------------------------------------------------------------------------------------


       $   2,235,903   $  5,870,639    $         --     $        --     $        --     $   509,258      $    44,017
            (666,262)    (2,722,334)       (228,048)       (220,393)       (441,575)       (328,803)        (157,939)
             (56,007)      (282,428)        (19,858)        (17,734)        (44,272)        (27,646)         (12,775)
       -------------   ------------    ------------     -----------     -----------     -----------      -----------
           1,513,634      2,865,877        (247,906)       (238,127)       (485,847)        152,809         (126,697)
       -------------   ------------    ------------     -----------     -----------     -----------      -----------


          72,176,258     34,757,066      23,950,102       2,944,066       6,698,166       4,373,722        2,119,705
        (102,183,850)   (50,577,296)    (37,370,537)     (4,852,783)     (4,773,953)     (5,543,615)      (2,361,328)
       -------------   ------------    ------------     -----------     -----------     -----------      -----------
         (30,007,592)   (15,820,230)    (13,420,435)     (1,908,717)      1,924,213      (1,169,893)        (241,623)
                  --             --              --              --              --              --               --

          38,734,729     59,489,898      16,947,247       7,559,405      10,828,233       6,105,348        5,440,825
       -------------   ------------    ------------     -----------     -----------     -----------      -----------
           8,727,137     43,669,668       3,526,812       5,650,688      12,752,446       4,935,455        5,199,202
       -------------   ------------    ------------     -----------     -----------     -----------      -----------

       $  10,240,771   $ 46,535,545    $  3,278,906     $ 5,412,561     $12,266,599     $ 5,088,264      $ 5,072,505
       =============   ============    ============     ===========     ===========     ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009






                                            FIDELITY(R)     FIDELITY(R)      JANUS ASPEN
                                                VIP             VIP           BALANCED
                                              CONTRA-         EQUITY-        PORTFOLIO--
                                             FUND(R)--       INCOME--       INSTITUTIONAL
                                           INITIAL CLASS   INITIAL CLASS       SHARES
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,591,586    $  1,842,440     $  8,013,874
  Mortality and expense risk charges....     (2,475,721)     (1,100,131)      (3,496,475)
  Administrative charges................       (246,406)       (102,170)        (358,622)
                                           ------------    ------------     ------------
       Net investment income (loss).....       (130,541)        640,139        4,158,777
                                           ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     34,409,945      17,352,621       45,953,255
  Cost of investments sold..............    (48,014,653)    (26,420,737)     (44,263,897)
                                           ------------    ------------     ------------
       Net realized gain (loss) on
          investments...................    (13,604,708)     (9,068,116)       1,689,358
  Realized gain distribution received...         51,365              --       10,295,412
  Change in unrealized appreciation
     (depreciation) on investments......     69,553,146      29,222,014       41,848,354
                                           ------------    ------------     ------------
       Net gain (loss) on investments...     55,999,803      20,153,898       53,833,124
                                           ------------    ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 55,869,262    $ 20,794,037     $ 57,991,901
                                           ============    ============     ============






                                                                            VAN KAMPEN'S
                                                                            UIF EMERGING
                                           T. ROWE PRICE      VAN ECK      MARKETS EQUITY
                                           EQUITY INCOME     WORLDWIDE       PORTFOLIO--
                                             PORTFOLIO      HARD ASSETS        CLASS I
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,752,275    $    680,014     $         --
  Mortality and expense risk charges....     (1,188,314)     (4,007,028)        (719,129)
  Administrative charges................        (98,729)       (261,460)         (67,165)
                                           ------------    ------------     ------------
       Net investment income (loss).....        465,232      (3,588,474)        (786,294)
                                           ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     20,993,239      41,618,456       20,638,933
  Cost of investments sold..............    (25,968,692)    (53,034,426)     (27,524,048)
                                           ------------    ------------     ------------
       Net realized gain (loss) on
          investments...................     (4,975,453)    (11,415,970)      (6,885,115)
  Realized gain distribution received...             --       1,348,502               --
  Change in unrealized appreciation
     (depreciation) on investments......     23,097,463     132,002,301       35,349,080
                                           ------------    ------------     ------------
       Net gain (loss) on investments ..     18,122,010     121,934,833       28,463,965
                                           ------------    ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 18,587,242    $118,346,359     $ 27,677,671
                                           ============    ============     ============



Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                         NEUBERGER
        JANUS ASPEN                                                     BERMAN AMT         ROYCE           ROYCE
         WORLDWIDE        MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP
        PORTFOLIO--      INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT
          SHARES       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      CLASS I          CLASS           CLASS
--------------------------------------------------------------------------------------------------------------------


       $  1,127,623     $   204,521     $   194,186     $   153,338      $      --     $         --    $         --
         (1,017,808)       (158,218)       (171,515)        (44,312)       (39,754)        (715,152)       (606,354)
           (114,533)        (13,904)        (16,453)         (1,974)        (2,111)         (51,608)        (43,893)
       ------------     -----------     -----------     -----------      ---------     ------------    ------------
             (4,718)         32,399           6,218         107,052        (41,865)        (766,760)       (650,247)
       ------------     -----------     -----------     -----------      ---------     ------------    ------------


         11,767,600       2,977,235       2,669,716         992,138        934,563        9,445,087       8,374,533
        (22,481,126)     (3,233,833)     (2,882,401)     (1,443,003)      (913,574)     (17,626,370)    (12,792,394)
       ------------     -----------     -----------     -----------      ---------     ------------    ------------
        (10,713,526)       (256,598)       (212,685)       (450,865)        20,989       (8,181,283)     (4,417,861)
                 --              --              --              --             --               --              --

         35,352,902       2,861,362       3,512,103       1,137,200        710,582       31,989,259      17,743,605
       ------------     -----------     -----------     -----------      ---------     ------------    ------------
         24,639,376       2,604,764       3,299,418         686,335        731,571       23,807,976      13,325,744
       ------------     -----------     -----------     -----------      ---------     ------------    ------------

       $ 24,634,658     $ 2,637,163     $ 3,305,636     $   793,387      $ 689,706     $ 23,041,216    $ 12,675,497
       ============     ===========     ===========     ===========      =========     ============    ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009




                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                            BALANCED--        BOND--          STOCK--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,341,048    $  5,804,108     $   658,214
  Mortality and expense risk charges....     (1,166,666)     (1,871,999)       (528,590)
  Administrative charges................        (74,757)       (107,846)        (34,944)
                                           ------------    ------------     -----------
       Net investment income (loss).....      1,099,625       3,824,263          94,680
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,265,085      25,103,382       4,996,716
  Cost of investments sold..............    (20,221,390)    (24,399,989)     (8,185,399)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................     (3,956,305)        703,393      (3,188,683)
  Realized gain distribution received...             --         497,520              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     18,145,512       2,080,802      10,142,645
                                           ------------    ------------     -----------
       Net gain (loss) on investments...     14,189,207       3,281,715       6,953,962
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 15,288,832    $  7,105,978     $ 7,048,642
                                           ============    ============     ===========








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            ICAP SELECT       INCOME       INTERNATIONAL
                                             EQUITY--        BUILDER--       EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,437,178     $ 1,076,056    $  9,416,309
  Mortality and expense risk charges....     (2,221,352)       (465,459)     (1,962,186)
  Administrative charges................       (135,538)        (26,418)       (123,486)
                                           ------------     -----------    ------------
       Net investment income (loss).....         80,288         584,179       7,330,637
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     15,286,715       4,292,853      16,572,041
  Cost of investments sold..............    (24,583,824)     (6,257,009)    (21,941,793)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (9,297,109)     (1,964,156)     (5,369,752)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     44,464,523       7,618,325      19,734,308
                                           ------------     -----------    ------------
       Net gain (loss) on investments...     35,167,414       5,654,169      14,364,556
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 35,247,702     $ 6,238,348    $ 21,695,193
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     HIGH YIELD
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH          GROWTH         CORPORATE
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--      EQUITY--         BOND--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


       $  4,655,247    $  2,400,010    $  5,305,023     $  3,993,391   $  1,533,091     $    80,879    $ 37,078,181
         (2,163,111)     (1,653,945)     (2,242,290)      (1,832,144)      (985,564)       (431,957)     (6,623,559)
           (127,122)        (93,478)       (134,512)        (107,917)       (80,284)        (26,214)       (355,266)
       ------------    ------------    ------------     ------------   ------------     -----------    ------------
          2,365,014         652,587       2,928,221        2,053,330        467,243        (377,292)     30,099,356
       ------------    ------------    ------------     ------------   ------------     -----------    ------------


         23,252,535      10,932,629      20,885,451       57,158,370      9,530,773       3,958,345      25,875,835
        (27,018,508)    (15,404,237)    (25,195,601)     (53,699,728)   (13,957,324)     (4,612,264)    (32,470,038)
       ------------    ------------    ------------     ------------   ------------     -----------    ------------
         (3,765,973)     (4,471,608)     (4,310,150)       3,458,642     (4,426,551)       (653,919)     (6,594,203)
          2,810,159              --              --          112,405      1,410,501              --              --

         26,147,251      44,227,878      38,343,805       (6,118,420)    19,672,294       9,351,213     123,221,977
       ------------    ------------    ------------     ------------   ------------     -----------    ------------
         25,191,437      39,756,270      34,033,655       (2,547,373)    16,656,244       8,697,294     116,627,774
       ------------    ------------    ------------     ------------   ------------     -----------    ------------

       $ 27,556,451    $ 40,408,857    $ 36,961,876     $   (494,043)  $ 17,123,487     $ 8,320,002    $146,727,130
       ============    ============    ============     ============   ============     ===========    ============







                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP
         LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH          S&P 500
         GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--       INDEX--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


        $        --    $    153,056    $          --   $   3,083,753   $  5,861,107    $  4,673,614    $  3,545,946
           (746,888)     (1,083,470)        (990,907)     (1,105,593)    (3,007,121)     (2,424,601)     (2,015,595)
            (45,874)        (67,985)         (61,744)        (70,008)      (195,380)       (184,651)       (130,030)
        -----------    ------------    -------------   -------------   ------------    ------------    ------------
           (792,762)       (998,399)      (1,052,651)      1,908,152      2,658,606       2,064,362       1,400,321
        -----------    ------------    -------------   -------------   ------------    ------------    ------------


          7,756,517       9,808,248       96,416,394     109,333,530     24,504,375      25,315,643      17,091,231
         (9,149,678)    (17,424,805)    (127,679,080)   (159,257,198)   (29,753,666)    (34,451,141)    (21,586,572)
        -----------    ------------    -------------   -------------   ------------    ------------    ------------
         (1,393,161)     (7,616,557)     (31,262,686)    (49,923,668)    (5,249,291)     (9,135,498)     (4,495,341)
                 --              --        1,437,318              --      4,779,659       3,833,246              --

         18,831,244      32,016,241       49,164,767      64,249,991     40,877,860      44,015,122      34,298,524
        -----------    ------------    -------------   -------------   ------------    ------------    ------------
         17,438,083      24,399,684       19,339,399      14,326,323     40,408,228      38,712,870      29,803,183
        -----------    ------------    -------------   -------------   ------------    ------------    ------------

        $16,645,321    $ 23,401,285    $  18,286,748   $  16,234,475   $ 43,066,834    $ 40,777,232    $ 31,203,504
        ===========    ============    =============   =============   ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009





                                            MAINSTAY VP     MAINSTAY VP   ALGER AMERICAN
                                             SMALL CAP      U.S. SMALL       SMALLCAP
                                             GROWTH--          CAP--         GROWTH--
                                           SERVICE CLASS   SERVICE CLASS  CLASS S SHARES
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $        --     $        --
  Mortality and expense risk charges....       (461,843)       (397,538)       (455,026)
  Administrative charges................        (31,027)        (25,840)        (30,008)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (492,870)       (423,378)       (485,034)
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     44,839,773       4,146,816       4,773,163
  Cost of investments sold..............    (71,901,890)     (7,524,181)     (5,037,446)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................    (27,062,117)     (3,377,365)       (264,283)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     33,847,737      12,935,715      12,111,206
                                           ------------     -----------     -----------
       Net gain (loss) on investments...      6,785,620       9,558,350      11,846,923
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  6,292,750     $ 9,134,972     $11,361,889
                                           ============     ===========     ===========







                                              MFS(R)          MFS(R)          MFS(R)
                                             INVESTORS       RESEARCH        UTILITIES
                                          TRUST SERIES--     SERIES--        SERIES--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    81,004     $    80,346    $ 14,322,903
  Mortality and expense risk charges....        (88,214)        (99,714)     (4,484,925)
  Administrative charges................         (5,690)         (6,216)       (292,073)
                                            -----------     -----------    ------------
       Net investment income (loss).....        (12,900)        (25,584)      9,545,905
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        975,473       1,300,225      42,078,676
  Cost of investments sold..............     (1,186,966)     (1,478,879)    (55,570,106)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................       (211,493)       (178,654)    (13,491,430)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......      1,645,766       1,963,908      88,794,224
                                            -----------     -----------    ------------
       Net gain (loss) on investments...      1,434,273       1,785,254      75,302,794
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 1,421,373     $ 1,759,670    $ 84,848,699
                                            ===========     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                        FIDELITY(R)     FIDELITY(R)
      COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
         CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP         JANUS ASPEN     JANUS ASPEN
      FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--       BALANCED        WORLDWIDE
         SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    PORTFOLIO--     PORTFOLIO--
          CLASS B     SERVICE SHARES         2               2               2        SERVICE SHARES  SERVICE SHARES
--------------------------------------------------------------------------------------------------------------------


       $    300,825     $    37,993    $  2,663,171    $  2,059,271    $    622,116    $  3,106,297     $   315,572
           (460,804)       (349,329)     (3,230,125)     (1,420,006)     (1,910,357)     (1,622,222)       (350,426)
            (32,980)        (25,090)       (215,407)        (90,700)       (135,995)       (105,054)        (23,469)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
           (192,959)       (336,426)       (782,361)        548,565      (1,424,236)      1,379,021         (58,323)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------


          5,958,664       3,201,444      25,100,514      14,373,420      20,385,844      14,850,331       3,030,123
        (10,141,760)     (3,613,640)    (38,316,977)    (25,793,141)    (30,243,486)    (14,742,266)     (3,741,463)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
         (4,183,096)       (412,196)    (13,216,463)    (11,419,721)     (9,857,642)        108,065        (711,340)
             62,221              --          64,772              --         717,685       4,084,293              --

         11,362,599      11,494,786      80,733,063      35,730,190      53,792,156      18,479,322       8,327,395
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          7,241,724      11,082,590      67,581,372      24,310,469      44,652,199      22,671,680       7,616,055
       ------------     -----------    ------------    ------------    ------------    ------------     -----------

       $  7,048,765     $10,746,164    $ 66,799,011    $ 24,859,034    $ 43,227,963    $ 24,050,701     $ 7,557,732
       ============     ===========    ============    ============    ============    ============     ===========






         NEUBERGER
        BERMAN AMT                     VAN KAMPEN'S
          MID-CAP                      UIF EMERGING     VICTORY VIF
          GROWTH       T. ROWE PRICE  MARKETS EQUITY    DIVERSIFIED
        PORTFOLIO--    EQUITY INCOME    PORTFOLIO--       STOCK--
          CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
--------------------------------------------------------------------


        $        --    $  2,180,489    $         --     $   148,327
           (281,058)     (1,826,729)     (1,336,938)       (255,263)
            (19,171)       (118,279)        (83,504)        (20,170)
        -----------    ------------    ------------     -----------
           (300,229)        235,481      (1,420,442)       (127,106)
        -----------    ------------    ------------     -----------


          4,528,009      18,813,155      15,277,760       3,655,268
         (6,548,046)    (27,845,867)    (26,462,990)     (5,999,203)
        -----------    ------------    ------------     -----------
         (2,020,037)     (9,032,712)    (11,185,230)     (2,343,935)
                 --              --              --              --

          7,394,665      36,284,042      59,959,794       6,649,364
        -----------    ------------    ------------     -----------
          5,374,628      27,251,330      48,774,564       4,305,429
        -----------    ------------    ------------     -----------


        $ 5,074,399    $ 27,486,811    $ 47,354,122     $ 4,178,323
        ===========    ============    ============     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008






                                                       MAINSTAY VP                           MAINSTAY VP
                                                         BOND--                                 CASH
                                                      INITIAL CLASS                          MANAGEMENT
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  4,000,384       $  3,982,521      $  (6,074,256)     $   2,048,886
     Net realized gain (loss) on
       investments......................           96,484            333,230             15,723             10,904
     Realized gain distribution
       received.........................          482,520             43,056                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................        3,110,965         (1,641,778)           (12,058)            15,509
                                             ------------       ------------      -------------      -------------

       Net increase (decrease) in net
          assets resulting
          from operations...............        7,690,353          2,717,029         (6,070,591)         2,075,299
                                             ------------       ------------      -------------      -------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................          832,941          1,446,517         40,337,474         70,622,293
     Policyowners' surrenders...........      (16,047,256)       (24,660,476)       (91,321,492)      (116,943,972)
     Policyowners' annuity and death
       benefits.........................       (1,663,446)        (2,080,294)        (1,955,866)        (2,406,323)
     Net transfers from (to) Fixed
       Account..........................       (2,269,905)        (3,879,159)       (47,060,900)       (18,205,589)
     Transfers between Investment
       Divisions........................        3,664,833          7,556,558       (109,451,383)       307,461,634
                                             ------------       ------------      -------------      -------------


       Net contributions and
          (withdrawals).................      (15,482,833)       (21,616,854)      (209,452,167)       240,528,043
                                             ------------       ------------      -------------      -------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................           (5,512)           (11,363)              (174)           (17,407)
                                             ------------       ------------      -------------      -------------

          Increase (decrease) in net
            assets......................       (7,797,992)       (18,911,188)      (215,522,932)       242,585,935
NET ASSETS:
     Beginning of year..................      137,704,923        156,616,111        524,660,629        282,074,694
                                             ------------       ------------      -------------      -------------

     End of year........................     $129,906,931       $137,704,923      $ 309,137,697      $ 524,660,629
                                             ============       ============      =============      =============







                                                       MAINSTAY VP
                                                       HIGH YIELD                            MAINSTAY VP
                                                        CORPORATE                            ICAP SELECT
                                                         BOND--                               EQUITY--
                                                      INITIAL CLASS                         INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $ 22,521,140      $  29,071,036       $    522,445      $  (1,299,987)
     Net realized gain (loss) on
       investments......................      (11,365,235)        16,315,740        (16,854,781)         1,000,951
     Realized gain distribution
       received.........................               --                 --                 --          7,256,685
     Change in unrealized appreciation
       (depreciation)
       on investments...................      108,333,669       (151,655,313)        52,493,923       (104,506,413)
                                             ------------      -------------       ------------      -------------

       Net increase (decrease) in net
          assets resulting
          from operations...............      119,489,574       (106,268,537)        36,161,587        (97,548,764)
                                             ------------      -------------       ------------      -------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................        3,867,000          3,348,537          1,347,270          1,437,594
     Policyowners' surrenders...........      (37,811,479)       (64,662,503)       (14,793,901)       (21,880,207)
     Policyowners' annuity and death
       benefits.........................       (4,798,765)        (6,180,991)        (1,887,130)        (1,808,640)
     Net transfers from (to) Fixed
       Account..........................       (5,128,571)       (12,498,363)        (3,535,198)        (4,264,992)
     Transfers between Investment
       Divisions........................       31,644,906        (25,955,965)        55,316,567        176,773,315
                                             ------------      -------------       ------------      -------------

       Net contributions and
          (withdrawals).................      (12,226,909)      (105,949,285)        36,447,608        150,257,070
                                             ------------      -------------       ------------      -------------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................         (108,736)           104,747            (23,391)           126,759
                                             ------------      -------------       ------------      -------------

          Increase (decrease) in net
            assets......................      107,153,929       (212,113,075)        72,585,804         52,835,065
NET ASSETS:
     Beginning of year..................      296,546,768        508,659,843        147,887,670         95,052,605
                                             ------------      -------------       ------------      -------------


     End of year........................     $403,700,697      $ 296,546,768       $220,473,474      $ 147,887,670
                                             ============      =============       ============      =============





Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III














               MAINSTAY VP
                  COMMON                       MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                 STOCK--                      CONVERTIBLE--                    GOVERNMENT--                  GROWTH EQUITY--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------



       $    658,419   $     (54,870)   $    758,208    $    820,336    $  2,252,782    $  2,147,330    $   (920,611)  $  (1,441,917)

        (11,060,610)     (7,295,597)     (3,320,202)      3,482,364       2,324,418         407,351      (9,578,713)    (14,558,958)
                 --      20,521,366              --      16,148,073         106,587              --              --              --

         30,149,162     (84,981,298)     39,954,197     (74,957,584)     (4,798,178)      7,521,582      42,385,296     (62,644,898)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


         19,746,971     (71,810,399)     37,392,203     (54,506,811)       (114,391)     10,076,263      31,885,972     (78,645,773)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


            735,373       1,784,132         792,305       1,351,179       1,417,972       2,247,377       1,206,731       2,135,253
         (8,523,718)    (21,526,980)    (10,775,207)    (20,388,561)    (13,856,802)    (20,822,731)     (9,327,689)    (21,478,182)
         (1,133,833)     (1,672,928)     (1,537,690)     (1,491,369)     (1,901,824)     (1,656,233)     (1,218,840)     (2,297,433)
         (1,929,024)     (3,010,628)     (2,141,413)     (2,712,951)     (3,691,279)     (2,391,777)     (1,236,598)     (3,135,824)
         (3,340,917)    (13,313,547)      3,318,835         413,871     (12,226,212)     37,590,960      (3,464,200)    (11,005,858)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


        (14,192,119)    (37,739,951)    (10,343,170)    (22,827,831)    (30,258,145)     14,967,596     (14,040,596)    (35,782,044)
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------


            (10,611)        151,126         (29,804)         82,317           1,119         (17,297)        (24,090)        166,913
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------

          5,544,241    (109,399,224)     27,019,229     (77,252,325)    (30,371,417)     25,026,562      17,821,286    (114,260,904)



        108,917,918     218,317,142      91,464,267     168,716,592     135,440,380     110,413,818     107,856,166     222,117,070
       ------------   -------------    ------------    ------------    ------------    ------------    ------------   -------------

       $114,462,159   $ 108,917,918    $118,483,496    $ 91,464,267    $105,068,963    $135,440,380    $125,677,452   $ 107,856,166
       ============   =============    ============    ============    ============    ============    ============   =============







                                               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MAINSTAY VP                    INTERNATIONAL                     LARGE CAP                        MID CAP
             INCOME BUILDER--                    EQUITY--                        GROWTH--                         CORE--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------




       $  1,792,855    $  2,038,498    $  3,509,780    $   (103,084)   $  (626,073)    $   (817,898)   $  (354,607)    $   (586,167)
        (10,344,354)     (9,637,418)     (3,128,667)      5,758,055     (1,808,989)      (2,800,536)    (5,024,288)       1,652,222
                 --      14,756,141              --      10,538,638             --               --             --        5,558,295

         25,130,571     (44,999,670)      9,599,861     (46,688,390)    16,661,705      (24,976,644)    16,592,467      (32,315,925)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------


         16,579,072     (37,842,449)      9,980,974     (30,494,781)    14,226,643      (28,595,078)    11,213,572      (25,691,575)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------



            569,088       1,030,496         463,525       1,112,282        411,997          775,656        319,482          578,715
         (8,959,473)    (18,544,143)     (7,084,796)    (11,974,848)    (4,567,317)      (8,433,364)    (3,196,789)      (6,094,739)
         (1,421,216)     (2,429,982)       (629,409)       (659,283)      (389,539)        (365,781)      (335,014)        (339,934)
         (1,688,683)     (2,781,092)     (1,195,803)     (2,321,043)      (743,461)        (942,120)      (882,985)        (983,179)
         (2,227,116)     (7,648,159)     (3,673,374)     (9,730,687)     1,710,312        3,908,051     40,793,966       (6,073,741)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------

        (13,727,400)    (30,372,880)    (12,119,857)    (23,573,579)    (3,578,008)      (5,057,558)    36,698,660      (12,912,878)
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------



            (13,439)         72,983          (7,180)         77,809        (10,814)          55,056         (6,771)          50,775
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------

          2,838,233     (68,142,346)     (2,146,063)    (53,990,551)    10,637,821      (33,597,580)    47,905,461      (38,553,678)

         86,454,370     154,596,716      70,226,943     124,217,494     39,464,051       73,061,631     30,963,310       69,516,988
       ------------    ------------    ------------    ------------    -----------     ------------    -----------     ------------


       $ 89,292,603    $ 86,454,370    $ 68,080,880    $ 70,226,943    $50,101,872     $ 39,464,051    $78,868,771     $ 30,963,310
       ============    ============    ============    ============    ===========     ============    ===========     ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                          MAINSTAY VP                      MAINSTAY VP
                                            MID CAP                          MID CAP
                                           GROWTH--                          VALUE--
                                         INITIAL CLASS                    INITIAL CLASS
                                 ----------------------------    ------------------------------
                                     2009            2008            2009             2008
                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................   $   (508,054)   $   (955,169)   $  1,513,634     $     57,505
     Net realized gain (loss)
       on investments.........    (13,754,419)      5,821,485     (30,007,592)       4,769,631
     Realized gain
       distribution received..        700,803       5,880,897              --       11,888,144
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........     23,009,060     (47,167,847)     38,734,729      (51,282,950)
                                 ----- ------    ----- ------    ----- ------     ------------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....      9,447,390     (36,420,634)     10,240,771      (34,567,670)
                                 ----- ------    ----- ------    ----- ------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........        277,632         895,263         404,311        1,062,755
     Policyowners'
       surrenders.............     (2,977,245)     (7,839,755)     (4,861,496)     (12,188,889)
     Policyowners' annuity and
       death benefits.........       (356,652)       (572,431)       (466,708)        (752,537)
     Net transfers from (to)
       Fixed Account..........       (569,417)     (1,447,986)     (1,551,919)      (1,986,191)
     Transfers between
       Investment Divisions...    (44,017,023)    (10,536,046)    (63,602,476)     (12,895,714)
                                 ----- ------    ----- ------    ----- ------     ------------
       Net contributions and
          (withdrawals).......    (47,642,705)    (19,500,955)    (70,078,288)     (26,760,576)
                                 ----- ------    ----- ------    ----- ------     ------------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......         (6,258)         79,041          (5,391)          82,773
                                 ----- ------    ----- ------    ----- ------     ------------
          Increase (decrease)
            in net assets.....    (38,201,573)    (55,842,548)    (59,842,908)     (61,245,473)
NET ASSETS:
     Beginning of year........     38,201,573      94,044,121      59,842,908      121,088,381
                                 ----- ------    ----- ------    ----- ------     ------------
     End of year..............   $         --    $ 38,201,573    $         --     $ 59,842,908
                                 ===== ======    ===== ======    ===== ======     ============









                                        ALGER AMERICAN                     CVS CALVERT
                                       SMALLCAP GROWTH--                 SOCIAL BALANCED
                                        CLASS O SHARES                      PORTFOLIO
                                 ----------------------------    ------------------------------
                                     2009            2008            2009             2008
                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................    $  (485,847)   $   (768,988)    $   152,809     $    290,959
     Net realized gain (loss)
       on investments.........      1,924,213       6,177,487      (1,169,893)        (415,684)
     Realized gain
       distribution received..             --         754,608              --          436,805
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........     10,828,233     (38,799,764)      6,105,348      (12,411,451)
                                  -----------    ----- ------     -----------     ------------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....     12,266,599     (32,636,657)      5,088,264      (12,099,371)
                                  -----------    ----- ------     -----------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........        188,695         420,459         840,477        1,402,174
     Policyowners'
       surrenders.............     (3,411,368)     (7,645,903)     (1,785,803)      (3,704,424)
     Policyowners' annuity and
       death benefits.........       (283,304)       (319,680)       (210,365)        (245,659)
     Net transfers from (to)
       Fixed Account..........       (552,150)     (1,132,171)       (660,019)        (398,099)
     Transfers between
       Investment Divisions...     (1,892,264)     (5,137,850)       (874,806)      (1,732,654)
                                  -----------    ----- ------     -----------     ------------
       Net contributions and
          (withdrawals).......     (5,950,391)    (13,815,145)     (2,690,516)      (4,678,662)
                                  -----------    ----- ------     -----------     ------------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......         (8,147)         71,900          (4,061)          21,445
                                  -----------    ----- ------     -----------     ------------
          Increase (decrease)
            in net assets.....      6,308,061     (46,379,902)      2,393,687      (16,756,588)
NET ASSETS:
     Beginning of year........     31,906,220      78,286,122      23,360,503       40,117,091
                                  -----------    ----- ------     -----------     ------------
     End of year..............    $38,214,281    $ 31,906,220     $25,754,190     $ 23,360,503
                                  ===========    ===== ======     ===========     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP
                 S&P 500                        SMALL CAP                      MAINSTAY VP                     MAINSTAY VP
                 INDEX--                         GROWTH--                    U.S. SMALL CAP--                    VALUE--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------



       $  2,865,877   $   2,390,101    $   (247,906)   $   (446,158)   $  (238,127)    $   (300,115)       $--        $   3,670,253
        (15,820,230)     (8,954,771)    (13,420,435)       (266,959)    (1,908,717)       1,744,205         --             (424,436)
                 --              --              --       5,874,902             --        4,454,843         --           25,516,232

         59,489,898    (139,684,515)     16,947,247     (20,125,928)     7,559,405      (19,014,028)        --          (32,632,144)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------


         46,535,545    (146,249,185)      3,278,906     (14,964,143)     5,412,561      (13,115,095)        --           (3,870,095)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------


          1,724,049       3,024,719         143,833         333,869        126,420          157,359         --              942,572
        (18,424,294)    (44,440,936)     (1,696,042)     (3,825,303)    (1,491,921)      (2,458,209)        --          (10,470,929)
         (2,989,655)     (4,113,455)        (83,818)       (135,305)       (63,012)         (83,728)        --           (1,037,863)
         (3,663,476)     (6,887,110)       (257,542)       (534,344)      (157,516)        (291,161)        --             (758,807)
         (5,677,316)    (21,549,996)    (20,916,891)     (2,887,794)    21,307,720       (1,601,570)        --         (188,061,550)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------


        (29,030,692)    (73,966,778)    (22,810,460)     (7,048,877)    19,721,691       (4,277,309)        --         (199,386,577)
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------




            (29,439)        305,886          (1,596)         31,883         (3,579)          29,120         --               30,686
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------

         17,475,414    (219,910,077)    (19,533,150)    (21,981,137)    25,130,673      (17,363,284)        --         (203,225,986)

        215,730,855     435,640,932      19,533,150      41,514,287     12,370,073       29,733,357         --          203,225,986
       ------------   -------------    ------------    ------------    -----------     ------------        ---        -------------

       $233,206,269   $ 215,730,855    $         --    $ 19,533,150    $37,500,746     $ 12,370,073        $--        $          --
       ============   =============    ============    ============    ===========     ============        ===        =============







                                                                                                               JANUS ASPEN
                DREYFUS IP                                                                                       BALANCED
                TECHNOLOGY                   FIDELITY(R) VIP                 FIDELITY(R) VIP                   PORTFOLIO--
                 GROWTH--                    CONTRAFUND(R)--                 EQUITY-INCOME--                  INSTITUTIONAL
              INITIAL SHARES                  INITIAL CLASS                   INITIAL CLASS                       SHARES
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------




       $  (126,697)    $   (197,018)   $   (130,541)  $  (1,539,798)   $    640,139   $   1,128,201    $  4,158,777   $   3,905,161
          (241,623)          52,018     (13,604,708)     (5,272,947)     (9,068,116)     (4,927,728)      1,689,358       7,383,070

                --               --          51,365       9,123,567              --         156,054      10,295,412      23,955,202

         5,440,825       (6,927,336)     69,553,146    (160,163,753)     29,222,014     (69,921,292)     41,848,354     (96,728,193)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------


         5,072,505       (7,072,336)     55,869,262    (157,852,931)     20,794,037     (73,564,765)     57,991,901     (61,484,760)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------


           149,568          195,827       1,796,504       2,934,110         619,840       1,511,505       2,061,818       3,435,815
        (1,082,248)      (1,778,278)    (17,722,675)    (41,021,716)     (8,337,387)    (21,367,579)    (27,544,198)    (50,352,623)
           (45,290)         (49,758)     (1,839,307)     (2,446,459)       (989,092)     (2,324,975)     (3,447,589)     (4,553,212)
          (199,638)        (435,151)     (2,794,333)     (5,271,213)     (2,055,219)     (3,526,171)     (6,229,695)     (7,828,721)
         3,543,543       (1,089,566)     (9,345,974)    (12,950,870)     (3,328,936)    (10,405,422)     (2,617,455)    (13,552,387)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------


         2,365,935       (3,156,926)    (29,905,785)    (58,756,148)    (14,090,794)    (36,112,642)    (37,777,119)    (72,851,128)
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------




            (4,071)          17,170         (39,972)        328,666         (14,637)        155,827         (45,150)        128,426
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------

         7,434,369      (10,212,092)     25,923,505    (216,280,413)      6,688,606    (109,521,580)     20,169,632    (134,207,462)


         8,590,053       18,802,145     186,282,143     402,562,556      84,729,316     194,250,896     267,978,753     402,186,215
       -----------     ------------    ------------   -------------    ------------   -------------    ------------   -------------

       $16,024,422     $  8,590,053    $212,205,648   $ 186,282,143    $ 91,417,922   $  84,729,316    $288,148,385   $ 267,978,753
       ===========     ============    ============   =============    ============   =============    ============   =============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                       JANUS ASPEN
                                                        WORLDWIDE
                                                       PORTFOLIO--                        MFS(R) INVESTORS
                                                      INSTITUTIONAL                        TRUST SERIES--
                                                         SHARES                             INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $     (4,718)      $   (319,442)      $    32,399        $   (108,742)
     Net realized gain (loss) on
       investments......................      (10,713,526)       (12,721,385)         (256,598)            483,018
     Realized gain distribution
       received.........................               --                 --                --           1,304,063
     Change in unrealized appreciation
       (depreciation)
       on investments...................       35,352,902        (56,562,279)        2,861,362          (8,735,636)
                                             ------------       ------------       -----------        ------------

       Net increase (decrease) in net
          assets resulting
          from operations...............       24,634,658        (69,603,106)        2,637,163          (7,057,297)
                                             ------------       ------------       -----------        ------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................          829,031          1,529,147            47,336             152,820
     Policyowners' surrenders...........       (6,460,880)       (17,172,623)       (1,749,938)         (3,139,987)
     Policyowners' annuity and death
       benefits.........................         (873,003)        (1,100,392)         (203,663)           (158,090)
     Net transfers from (to) Fixed
       Account..........................       (1,223,639)        (1,940,675)         (224,343)           (468,298)
     Transfers between Investment
       Divisions........................       (2,139,405)        (6,670,026)         (363,204)           (221,046)
                                             ------------       ------------       -----------        ------------


       Net contributions and
          (withdrawals).................       (9,867,896)       (25,354,569)       (2,493,812)         (3,834,601)
                                             ------------       ------------       -----------        ------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................          (20,663)           139,179            (1,978)             14,946
                                             ------------       ------------       -----------        ------------

          Increase (decrease) in net
            assets......................       14,746,099        (94,818,496)          141,373         (10,876,952)

NET ASSETS:
     Beginning of year..................       75,869,044        170,687,540        12,422,084          23,299,036
                                             ------------       ------------       -----------        ------------


     End of year........................     $ 90,615,143       $ 75,869,044       $12,563,457        $ 12,422,084
                                             ============       ============       ===========        ============







                                                          ROYCE
                                                        SMALL-CAP                           T. ROWE PRICE
                                                       PORTFOLIO--                          EQUITY INCOME
                                                    INVESTMENT CLASS                          PORTFOLIO
                                           ----------------------------------    ----------------------------------
                                                 2009               2008               2009               2008
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  (650,247)       $   (355,346)      $    465,232       $  1,171,835
     Net realized gain (loss) on
       investments......................      (4,417,861)         (1,075,272)        (4,975,453)         3,216,674
     Realized gain distribution
       received.........................              --           3,942,541                 --          4,700,431
     Change in unrealized appreciation
       (depreciation)
       on investments...................      17,743,605         (17,410,803)        23,097,463        (71,549,215)
                                             -----------        ------------       ------------       ------------

       Net increase (decrease) in net
          assets resulting
          from operations...............      12,675,497         (14,898,880)        18,587,242        (62,460,275)
                                             -----------        ------------       ------------       ------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners, net of reversals...       4,706,241           5,493,478            583,367          1,127,390
     Policyowners' surrenders...........      (2,580,850)         (3,413,807)        (8,988,406)       (21,190,262)
     Policyowners' annuity and death
       benefits.........................        (113,266)           (139,843)          (996,484)        (1,603,434)
     Net transfers from (to) Fixed
       Account..........................         981,279             979,945         (2,141,551)        (3,212,995)
     Transfers between Investment
       Divisions........................          92,887           7,199,786         (6,869,327)       (12,340,559)
                                             -----------        ------------       ------------       ------------


       Net contributions and
          (withdrawals).................       3,086,291          10,119,559        (18,412,401)       (37,219,860)
                                             -----------        ------------       ------------       ------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................          (8,631)             19,014            (11,291)           139,311
                                             -----------        ------------       ------------       ------------

          Increase (decrease) in net
            assets......................      15,753,157          (4,760,307)           163,550        (99,540,824)

NET ASSETS:
     Beginning of year..................      38,085,709          42,846,016         94,376,971        193,917,795
                                             -----------        ------------       ------------       ------------


     End of year........................     $53,838,866        $ 38,085,709       $ 94,540,521       $ 94,376,971
                                             ===========        ============       ============       ============





Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                NEUBERGER
                                                                                  BERMAN
                                                                                   AMT                            ROYCE
             MFS(R) RESEARCH                 MFS(R) UTILITIES                    MID-CAP                        MICRO-CAP
                 SERIES--                        SERIES--                   GROWTH PORTFOLIO--                 PORTFOLIO--
              INITIAL CLASS                   INITIAL CLASS                      CLASS I                     INVESTMENT CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2009            2008            2009            2008            2009            2008            2009            2008
------------------------------------------------------------------------------------------------------------------------------------



       $      6,218   $    (180,801)   $   107,052     $        664     $  (41,865)    $   (75,816)    $  (766,760)    $    705,856
           (212,685)        577,335       (450,865)         156,812         20,989         584,000      (8,181,283)      (2,542,480)
                 --              --             --          801,833             --              --              --        6,405,078


          3,512,103      (9,105,768)     1,137,200       (3,375,396)       710,582      (3,265,725)     31,989,259      (33,662,328)
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------



          3,305,636      (8,709,234)       793,387       (2,416,087)       689,706      (2,757,541)     23,041,216      (29,093,874)
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------



            105,129         202,029         (2,040)            (398)        (2,107)         (1,002)      4,596,154        7,910,555
         (1,750,761)     (2,638,154)      (375,108)        (665,566)      (429,191)       (567,003)     (2,504,041)      (3,739,447)
           (110,151)       (237,998)       (59,948)         (83,142)       (51,819)        (50,185)       (226,501)        (262,337)
           (220,728)       (379,572)      (105,610)         (76,318)       (83,587)       (198,896)      1,514,316        1,690,847
           (167,094)     (1,417,578)      (244,987)         194,326       (170,504)       (702,044)      2,507,503         (991,396)
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------



         (2,143,605)     (4,471,273)      (787,693)        (631,098)      (737,208)     (1,519,130)      5,887,431        4,608,222
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------



             (2,393)         19,309           (603)           4,921           (477)          6,274         (20,539)          48,770
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------

          1,159,638     (13,161,198)         5,091       (3,042,264)       (47,979)     (4,270,397)     28,908,108      (24,436,882)


         13,285,474      26,446,672      3,296,610        6,338,874      3,029,026       7,299,423      38,827,596       63,264,478
       ------------   -------------    -----------     ------------     ----------     -----------     -----------     ------------



       $ 14,445,112   $  13,285,474    $ 3,301,701     $  3,296,610     $2,981,047     $ 3,029,026     $67,735,704     $ 38,827,596
       ============   =============    ===========     ============     ==========     ===========     ===========     ============



                                               VAN KAMPEN'S
                                               UIF EMERGING
                 VAN ECK                      MARKETS EQUITY
                WORLDWIDE                      PORTFOLIO--
               HARD ASSETS                       CLASS I
     ------------------------------- -------------------------------
           2009            2008            2009            2008
--------------------------------------------------------------------


       $ (3,588,474)  $  (4,862,829)   $  (786,294)    $ (1,226,573)
        (11,415,970)     24,936,392     (6,885,115)       9,623,604
          1,348,502      60,563,289             --       25,320,456

        132,002,301    (285,872,755)    35,349,080      (97,657,301)
       ------------   -------------    -----------     ------------


        118,346,359    (205,235,903)    27,677,671      (63,939,814)
       ------------   -------------    -----------     ------------


         17,125,252      34,984,709      1,100,482        1,091,053
        (17,463,171)    (30,089,786)    (4,711,711)     (10,968,645)
         (1,705,026)     (2,422,221)      (203,209)        (650,719)
          2,145,094       2,897,449       (459,149)      (1,246,218)
         17,045,081      (9,417,076)     5,589,137       (9,329,711)
       ------------   -------------    -----------     ------------



         17,147,230      (4,046,925)     1,315,550      (21,104,240)
       ------------   -------------    -----------     ------------



            (92,618)        191,012        (27,910)         139,243
       ------------   -------------    -----------     ------------

        135,400,971    (209,091,816)    28,965,311      (84,904,811)

        215,461,437     424,553,253     42,021,503      126,926,314
       ------------   -------------    -----------     ------------

       $350,862,408   $ 215,461,437    $70,986,814     $ 42,021,503
       ============   =============    ===========     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008






                                                                     MAINSTAY VP                         MAINSTAY VP
                                                                     BALANCED--                            BOND--
                                                                    SERVICE CLASS                       SERVICE CLASS
                                                          --------------------------------    --------------------------------
                                                               2009              2008              2009              2008
                                                          --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................     $ 1,099,625      $ (1,687,742)     $  3,824,263      $  3,388,949
     Net realized gain (loss) on investments...........      (3,956,305)       (2,317,530)          703,393           534,931
     Realized gain distribution received...............              --           321,293           497,520            38,220
     Change in unrealized appreciation (depreciation)
       on investments..................................      18,145,512       (28,530,196)        2,080,802        (2,103,117)
                                                            -----------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting
          from operations..............................      15,288,832       (32,214,175)        7,105,978         1,858,983
                                                            -----------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners...............       2,592,329         4,899,088        11,077,121        14,334,440
     Policyowners' surrenders..........................      (5,685,449)       (8,593,698)       (7,791,104)       (8,407,006)
     Policyowners' annuity and death benefits..........      (1,292,771)         (984,975)         (829,697)         (798,879)
     Net transfers from (to) Fixed Account.............        (999,638)         (487,426)        2,411,936         1,353,245
     Transfers between Investment Divisions............      (4,384,916)      (18,732,648)        5,133,373        11,562,819
                                                            -----------      ------------      ------------      ------------
       Net contributions and (withdrawals).............      (9,770,445)      (23,899,659)       10,001,629        18,044,619
                                                            -----------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................         (10,784)           60,622            (5,472)           (8,328)
                                                            -----------      ------------      ------------      ------------

          Increase (decrease) in net assets............       5,507,603       (56,053,212)       17,102,135        19,895,274

NET ASSETS:
     Beginning of year.................................      81,366,178       137,419,390       124,094,069       104,198,795
                                                            -----------      ------------      ------------      ------------

     End of year.......................................     $86,873,781      $ 81,366,178      $141,196,204      $124,094,069
                                                            ===========      ============      ============      ============






                                                                    MAINSTAY VP                         MAINSTAY VP
                                                                   GOVERNMENT--                           GROWTH
                                                                      SERVICE                          ALLOCATION--
                                                                       CLASS                           SERVICE CLASS
                                                         --------------------------------    --------------------------------
                                                              2009              2008              2009              2008
                                                         --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................   $  2,053,330      $  2,100,287       $   467,243      $   (770,468)
     Net realized gain (loss) on investments...........      3,458,642         1,028,692        (4,426,551)       (1,121,870)
     Realized gain distribution received...............        112,405                --         1,410,501         1,795,341
     Change in unrealized appreciation (depreciation)
       on investments..................................     (6,118,420)        5,829,147        19,672,294       (37,603,045)
                                                          ------------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting
          from operations..............................       (494,043)        8,958,126        17,123,487       (37,700,042)
                                                          ------------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners...............     10,058,451        15,399,234         8,370,478        14,854,382
     Policyowners' surrenders..........................     (9,824,821)       (8,141,142)       (4,058,268)       (4,597,435)
     Policyowners' annuity and death benefits..........     (1,046,218)         (668,744)         (482,343)         (164,385)
     Net transfers from (to) Fixed Account.............        998,569           850,436         1,269,989         1,400,922
     Transfers between Investment Divisions............    (30,719,918)       55,902,509           132,307         4,770,704
                                                          ------------      ------------       -----------      ------------
Net contributions and (withdrawals)....................    (30,533,937)       63,342,293         5,232,163        16,264,188
                                                          ------------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................          1,509           (14,428)          (12,110)           71,047
                                                          ------------      ------------       -----------      ------------
          Increase (decrease) in net assets............    (31,026,471)       72,285,991        22,343,540       (21,364,807)
NET ASSETS:
     Beginning of year.................................    140,852,144        68,566,153        63,099,589        84,464,396
                                                          ------------      ------------       -----------      ------------
     End of year.......................................   $109,825,673      $140,852,144       $85,443,129      $ 63,099,589
                                                          ============      ============       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP                                             MAINSTAY VP
                  COMMON                       CONSERVATIVE                    MAINSTAY VP               FLOATING
                 STOCK--                       ALLOCATION--                   CONVERTIBLE--               RATE--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------





       $    94,680     $   (162,645)   $  2,365,014    $ (2,091,986)   $    652,587    $    545,934    $  2,928,221
        (3,188,683)         (25,460)     (3,765,973)     (1,226,307)     (4,471,608)       (677,732)     (4,310,150)
                --        6,779,198       2,810,159       1,111,099              --      14,988,906              --

        10,142,645      (29,380,870)     26,147,251     (28,100,620)     44,227,878     (63,992,685)     38,343,805
       -----------     ------------    ------------   -------------    ------------    ------------    ------------




         7,048,642      (22,789,777)     27,556,451     (30,307,814)     40,408,857     (49,135,577)     36,961,876
       -----------     ------------    ------------   -------------    ------------    ------------    ------------



         1,508,345        4,161,710      15,869,624      24,129,860      11,964,671      15,409,342      15,952,774

        (1,929,450)      (2,696,253)     (9,502,490)    (11,520,919)     (5,648,934)     (6,797,390)    (11,171,986)
          (160,836)        (134,505)     (1,528,397)     (1,208,098)     (1,108,090)       (713,658)     (1,224,145)
           161,418          433,388       1,002,932        (545,097)      2,469,624       1,929,067        (437,560)

          (998,525)      (4,833,983)     14,135,236      32,182,700      11,469,427       3,808,768      60,749,555
       -----------     ------------    ------------   -------------    ------------    ------------    ------------

        (1,419,048)      (3,069,643)     19,976,905      43,038,446      19,146,698      13,636,129      63,868,638
       -----------     ------------    ------------   -------------    ------------    ------------    ------------


            (4,026)          48,384         (22,466)         44,456         (33,402)         72,562         (36,654)
       -----------     ------------    ------------   -------------    ------------    ------------    ------------

         5,625,568      (25,811,036)     47,510,890      12,775,088      59,522,153     (35,426,886)    100,793,860

        36,464,908       62,275,944     130,015,209     117,240,121      87,248,643     122,675,529     103,268,898
       -----------     ------------    ------------   -------------    ------------    ------------    ------------

       $42,090,476     $ 36,464,908    $177,526,099   $ 130,015,209    $146,770,796    $ 87,248,643    $204,062,758
       ===========     ============    ============   =============    ============    ============    ============



       MAINSTAY VP
         FLOATING
          RATE--
      SERVICE CLASS
     ---------------
           2008
--------------------





      $   5,535,538
        (10,718,809)
                 --

        (32,651,441)
      -------------



        (37,834,712)
      -------------


          8,808,735

        (16,438,689)
         (1,222,325)
         (7,997,338)

        (47,205,595)
      -------------
        (64,055,212)
      -------------


             20,065
      -------------
       (101,869,859)

        205,138,757
      -------------
      $ 103,268,898
      =============





                                               MAINSTAY VP
                                                HIGH YIELD                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                      CORPORATE                      ICAP SELECT                INCOME
             GROWTH EQUITY--                      BOND--                         EQUITY--               BUILDER--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------



       $  (377,292)    $   (523,000)   $ 30,099,356   $  30,225,559    $     80,288    $ (1,521,924)   $   584,179
          (653,919)         504,376      (6,594,203)     (5,982,650)     (9,297,109)     (1,998,700)    (1,964,156)
                --               --              --              --              --       6,292,554             --

         9,351,213      (19,518,828)    123,221,977    (136,995,894)     44,464,523     (84,454,876)     7,618,325
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

         8,320,002      (19,537,452)    146,727,130    (112,752,985)     35,247,702     (81,682,946)     6,238,348
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

         1,187,049        1,739,747      54,190,605      32,575,602      10,901,199      18,363,718      1,648,483

        (1,625,434)      (2,689,200)    (26,052,233)    (26,997,392)     (7,621,129)     (8,215,671)    (1,913,301)
          (119,946)        (212,134)     (3,629,877)     (3,909,581)     (1,182,400)       (790,115)      (230,993)
           (74,136)         (78,923)      9,747,692         165,254         905,559         634,886        (21,274)
        (1,367,153)      (3,154,451)     82,444,744     (39,341,931)     92,482,093      96,847,726       (687,016)
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

        (1,999,620)      (4,394,961)    116,700,931     (37,508,048)     95,485,322     106,840,544     (1,204,101)
       -----------     ------------    ------------   -------------    ------------    ------------    -----------





            (6,819)          43,676        (142,043)        116,267         (23,794)        124,750         (5,448)
       -----------     ------------    ------------   -------------    ------------    ------------    -----------
         6,313,563      (23,888,737)    263,286,018    (150,144,766)    130,709,230      25,282,348      5,028,799


        27,820,135       51,708,872     317,403,541     467,548,307     130,519,783     105,237,435     30,824,558
       -----------     ------------    ------------   -------------    ------------    ------------    -----------

       $34,133,698     $ 27,820,135    $580,689,559   $ 317,403,541    $261,229,013    $130,519,783    $35,853,357
       ===========     ============    ============   =============    ============    ============    ===========





       MAINSTAY VP
          INCOME
        BUILDER--
      SERVICE CLASS
     ---------------
           2008
--------------------



        $    580,268
            (242,216)
           5,155,404

         (18,329,062)
      --------------

         (12,835,606)
      --------------

           2,420,595

          (2,616,060)
            (374,477)
            (544,160)
          (2,712,974)
      --------------
          (3,827,076)
      --------------




              25,562
      --------------
         (16,637,120)


          47,461,678
      --------------
      $   30,824,558
      ==============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         INTERNATIONAL                         LARGE CAP
                                                                           EQUITY--                            GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  7,330,637      $   (587,985)      $  (792,762)     $   (807,006)
     Net realized gain (loss) on investments................      (5,369,752)        2,793,265        (1,393,161)          333,009
     Realized gain distribution received....................              --        20,194,937                --                --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................      19,734,308       (77,213,383)       18,831,244       (25,878,635)
                                                                ------------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................      21,695,193       (54,813,166)       16,645,321       (26,352,632)
                                                                ------------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       8,886,850        16,416,956         7,202,400         9,408,102
     Policyowners' surrenders...............................      (6,890,700)       (8,671,300)       (2,528,158)       (2,623,303)
     Policyowners' annuity and death benefits...............        (850,001)         (769,628)         (623,501)         (181,619)
     Net transfers from (to) Fixed Account..................         635,507         2,156,005           901,377         1,121,082
     Transfers between Investment Divisions.................      (5,744,561)      (19,758,147)        2,668,090        10,658,303
                                                                ------------      ------------       -----------      ------------
       Net contributions and (withdrawals)..................      (3,962,905)      (10,626,114)        7,620,208        18,382,565
                                                                ------------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (16,456)          141,016           (13,142)           48,260
                                                                ------------      ------------       -----------      ------------
          Increase (decrease) in net assets.................      17,715,832       (65,298,264)       24,252,387        (7,921,807)
NET ASSETS:
     Beginning of year......................................     136,246,577       201,544,841        42,167,350        50,089,157
                                                                ------------      ------------       -----------      ------------
     End of year............................................    $153,962,409      $136,246,577       $66,419,737      $ 42,167,350
                                                                ============      ============       ===========      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MODERATE GROWTH                         S&P 500
                                                                         ALLOCATION--                           INDEX--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,064,362      $ (2,105,938)     $  1,400,321      $    858,738
     Net realized gain (loss) on investments................      (9,135,498)       (2,898,117)       (4,495,341)        2,108,899
     Realized gain distribution received....................       3,833,246         3,252,253                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      44,015,122       (76,609,207)       34,298,524       (89,128,705)
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      40,777,232       (78,361,009)       31,203,504       (86,161,068)
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      20,248,102        33,843,285         6,507,791         9,641,260
     Policyowners' surrenders...............................     (10,626,668)      (13,043,838)       (7,640,117)      (10,747,022)
     Policyowners' annuity and death benefits...............        (945,465)         (607,484)         (842,400)         (896,090)
     Net transfers from (to) Fixed Account..................         920,682         2,809,217          (338,433)        1,171,574
     Transfers between Investment Divisions.................      (2,933,249)       15,344,337        (2,296,820)      (11,214,312)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................       6,663,402        38,345,517        (4,609,979)      (12,044,590)
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (31,081)          140,438           (21,021)          183,759
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................      47,409,553       (39,875,054)       26,572,504       (98,021,899)
NET ASSETS:
     Beginning of year......................................     159,675,020       199,550,074       134,910,250       232,932,149
                                                                ------------      ------------      ------------      ------------
     End of year............................................    $207,084,573      $159,675,020      $161,482,754      $134,910,250
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 MODERATE
                  CORE--                         GROWTH--                        VALUE--               ALLOCATION--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------




       $   (998,399)   $ (1,378,442)   $ (1,052,651)   $ (1,757,828)  $   1,908,152    $   (280,475)   $  2,658,606
         (7,616,557)       (828,624)    (31,262,686)      2,248,974     (49,923,668)     (2,577,938)     (5,249,291)
                 --      10,661,879       1,437,318      10,974,372              --      17,254,033       4,779,659

         32,016,241     (55,712,780)     49,164,767     (75,863,254)     64,249,991     (62,645,176)     40,877,860
       ------------    ------------    ------------    ------------   -------------    ------------    ------------

         23,401,285     (47,257,967)     18,286,748     (64,397,736)     16,234,475     (48,249,556)     43,066,834
       ------------    ------------    ------------    ------------   -------------    ------------    ------------

          3,220,879       6,293,088       2,816,589       6,573,036       3,058,420       6,301,632      23,269,548
         (3,789,651)     (4,945,043)     (3,861,112)     (6,624,506)     (4,410,215)     (6,668,685)    (11,201,749)
           (467,535)       (409,672)       (609,168)       (338,987)       (543,823)       (712,314)     (1,445,549)
           (445,598)        380,587        (278,462)        348,621        (576,811)       (953,674)      2,746,329
         83,881,902     (10,141,690)    (88,080,103)    (13,874,950)   (101,836,536)    (15,670,676)     25,987,923
       ------------    ------------    ------------    ------------   -------------    ------------    ------------
         82,399,997      (8,822,730)    (90,012,256)    (13,916,786)   (104,308,965)    (17,703,717)     39,356,502
       ------------    ------------    ------------    ------------   -------------    ------------    ------------


            (14,792)         94,148         (12,537)        139,757          (8,959)        115,148         (33,229)
       ------------    ------------    ------------    ------------   -------------    ------------    ------------
        105,786,490     (55,986,549)    (71,738,045)    (78,174,765)    (88,083,449)    (65,838,125)     82,390,107

         60,108,504     116,095,053      71,738,045     149,912,810      88,083,449     153,921,574     177,534,528
       ------------    ------------    ------------    ------------   -------------    ------------    ------------
       $165,894,994    $ 60,108,504    $         --    $ 71,738,045   $          --    $ 88,083,449    $259,924,635
       ============    ============    ============    ============   =============    ============    ============


       MAINSTAY VP
         MODERATE
       ALLOCATION--
      SERVICE CLASS
     ---------------
           2008
--------------------




       $ (2,509,624)
         (1,782,737)
          2,588,337

        (58,800,703)
       ------------

        (60,504,727)
       ------------

         36,735,988
        (12,459,747)
         (1,444,369)
          3,462,640
         27,710,116
       ------------
         54,004,628
       ------------


             99,739
       ------------
         (6,400,360)

        183,934,888
       ------------
       $177,534,528
       ============





               MAINSTAY VP                                                                            ALGER AMERICAN
                SMALL CAP                      MAINSTAY VP                     MAINSTAY VP               SMALLCAP
                 GROWTH--                    U.S. SMALL CAP--                    VALUE--                 GROWTH--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           CLASS S SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2009            2008            2009            2008            2009            2008            2009
--------------------------------------------------------------------------------------------------------------------



       $   (492,870)   $   (790,514)   $  (423,378)    $   (461,713)  $          --   $   1,885,218    $  (485,034)
        (27,062,117)     (2,076,781)    (3,377,365)         974,466              --     (12,026,180)      (264,283)
                 --      10,507,181             --        7,008,665              --      13,849,345             --

         33,847,737     (33,123,326)    12,935,715      (26,647,086)             --      (5,659,919)    12,111,206
       ------------    ------------    -----------     ------------   -------------   -------------    -----------

          6,292,750     (25,483,440)     9,134,972      (19,125,668)             --      (1,951,536)    11,361,889
       ------------    ------------    -----------     ------------   -------------   -------------    -----------

          1,568,218       2,216,934      1,588,266        3,736,193              --       2,338,289        441,025
         (1,884,443)     (2,794,700)    (1,289,661)      (1,655,282)             --      (2,234,593)    (1,692,623)
           (189,459)       (291,660)      (140,631)        (153,049)             --        (102,298)      (189,064)
            (49,313)       (157,650)         6,372          385,041              --         239,662       (370,891)
        (40,895,873)     (3,695,616)    41,213,759       (3,914,232)             --    (102,525,926)    (1,675,966)
       ------------    ------------    -----------     ------------   -------------   -------------    -----------
        (41,450,870)     (4,722,692)    41,378,105       (1,601,329)             --    (102,284,866)    (3,487,519)
       ------------    ------------    -----------     ------------   -------------   -------------    -----------


             (3,158)         54,409         (6,250)          41,890              --          16,269         (8,058)
       ------------    ------------    -----------     ------------   -------------   -------------    -----------
        (35,161,278)    (30,151,723)    50,506,827      (20,685,107)             --    (104,220,133)     7,866,312


         35,161,278      65,313,001     19,446,235       40,131,342              --     104,220,133     28,812,315
       ------------    ------------    -----------     ------------   -------------   -------------    -----------
       $         --    $ 35,161,278    $69,953,062     $ 19,446,235             $--   $          --    $36,678,627
       ============    ============    ===========     ============   =============   =============    ===========


      ALGER AMERICAN
         SMALLCAP
         GROWTH--
      CLASS S SHARES
     ---------------
           2008
--------------------



       $   (700,122)
          2,700,496
            647,888

        (30,715,331)
       ------------

        (28,067,069)
       ------------

          1,020,441
         (2,625,864)
           (139,058)
           (589,930)
         (4,887,610)
       ------------
         (7,222,021)
       ------------


             64,065
       ------------
        (35,225,025)


         64,037,340
       ------------
       $ 28,812,315
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                                                        COLUMBIA SMALL                        DREYFUS IP
                                                                        CAP VALUE FUND,                       TECHNOLOGY
                                                                       VARIABLE SERIES--                       GROWTH--
                                                                            CLASS B                         SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (192,959)     $   (445,642)      $  (336,426)     $   (372,894)
     Net realized gain (loss) on investments................      (4,183,096)       (2,695,435)         (412,196)         (247,001)
     Realized gain distribution received....................          62,221         5,107,539                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      11,362,599       (15,716,563)       11,494,786       (12,341,084)
                                                                 -----------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,048,765       (13,750,101)       10,746,164       (12,960,979)
                                                                 -----------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,713,915         2,700,681         2,589,547         2,287,426
     Policyowners' surrenders...............................      (2,067,899)       (2,742,344)       (1,379,527)       (1,534,005)
     Policyowners' annuity and death benefits...............        (157,618)         (211,980)         (306,277)         (100,791)
     Net transfers from (to) Fixed Account..................          55,362           145,470           308,255           530,025
     Transfers between Investment Divisions.................        (948,240)       (4,001,087)        5,996,715          (355,921)
                                                                 -----------      ------------       -----------      ------------
       Net contributions and (withdrawals)..................      (1,404,480)       (4,109,260)        7,208,713           826,734
                                                                 -----------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (4,635)           30,104            (8,823)           30,022
                                                                 -----------      ------------       -----------      ------------
          Increase (decrease) in net assets.................       5,639,650       (17,829,257)       17,946,054       (12,104,223)
NET ASSETS:
     Beginning of year......................................      31,936,868        49,766,125        17,454,683        29,558,906
                                                                 -----------      ------------       -----------      ------------
     End of year............................................     $37,576,518      $ 31,936,868       $35,400,737      $ 17,454,683
                                                                 ===========      ============       ===========      ============








                                                                     JANUS ASPEN WORLDWIDE                 MFS(R) INVESTORS
                                                                          PORTFOLIO--                       TRUST SERIES--
                                                                        SERVICE SHARES                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (58,323)     $   (154,803)      $  (12,900)       $   (74,352)
     Net realized gain (loss) on investments................        (711,340)          259,286         (211,493)           111,455
     Realized gain distribution received....................              --                --               --            501,600
     Change in unrealized appreciation (depreciation) on
       investments..........................................       8,327,395       (17,953,064)       1,645,766         (3,453,524)
                                                                 -----------      ------------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,557,732       (17,848,581)       1,421,373         (2,914,821)
                                                                 -----------      ------------       ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,100,384         3,190,196          474,135          1,011,405
     Policyowners' surrenders...............................      (1,288,914)       (1,974,200)        (258,626)          (374,054)
     Policyowners' annuity and death benefits...............        (102,559)          (58,781)         (16,656)          (142,674)
     Net transfers from (to) Fixed Account..................         364,014           391,680           83,734            157,965
     Transfers between Investment Divisions.................         559,900          (392,559)         (85,253)          (143,296)
                                                                 -----------      ------------       ----------        -----------
       Net contributions and (withdrawals)..................       1,632,825         1,156,336          197,334            509,346
                                                                 -----------      ------------       ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,718)           36,187           (1,109)             5,961
                                                                 -----------      ------------       ----------        -----------
          Increase (decrease) in net assets.................       9,183,839       (16,656,058)       1,617,598         (2,399,514)
NET ASSETS:
     Beginning of year......................................      21,160,485        37,816,543        5,625,429          8,024,943
                                                                 -----------      ------------       ----------        -----------
     End of year............................................     $30,344,324      $ 21,160,485       $7,243,027        $ 5,625,429
                                                                 ===========      ============       ==========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III













                                          FIDELITY(R) VIP
            FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP             JANUS ASPEN BALANCED
            CONTRAFUND(R)--                   INCOME--                     MID CAP--                    PORTFOLIO--
            SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2                SERVICE SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
----------------------------------------------------------------------------------------------------------------------------




      $   (782,361)  $  (2,053,644) $    548,565   $  1,011,375   $ (1,424,236)  $  (2,238,479) $  1,379,021   $  1,051,640
       (13,216,463)     (4,560,287)  (11,419,721)    (6,934,906)    (9,857,642)     (2,956,953)      108,065      1,178,867
            64,772       8,149,254            --        147,439        717,685      29,825,862     4,084,293      7,991,346

        80,733,063    (157,178,663)   35,730,190    (69,987,855)    53,792,156    (109,785,221)   18,479,322    (32,492,169)
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------

        66,799,011    (155,643,340)   24,859,034    (75,763,947)    43,227,963     (85,154,791)   24,050,701    (22,270,316)
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------

        14,299,982      30,830,388     4,892,881     10,703,412      8,011,045      12,864,294     8,246,657     13,051,442
       (10,513,351)    (15,027,030)   (5,234,712)    (8,093,795)    (8,304,787)    (13,354,771)   (6,402,029)    (6,686,306)
        (1,238,086)     (1,365,449)     (525,858)      (833,677)    (1,007,252)     (1,127,902)     (872,352)      (833,538)
         2,399,396       7,319,575      (551,190)       427,725        684,420       2,374,735     1,263,688      2,548,051
        (9,504,683)    (10,257,161)   (3,019,796)   (10,916,393)    (5,065,811)    (13,110,857)     (161,366)    (1,336,574)
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------
        (4,556,742)     11,500,323    (4,438,675)    (8,712,728)    (5,682,385)    (12,354,501)    2,074,598      6,743,075
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------


           (49,997)        322,807       (18,628)       161,470        (35,415)        160,874       (19,763)        45,063
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------
        62,192,272    (143,820,210)   20,401,731    (84,315,205)    37,510,163     (97,348,418)   26,105,536    (15,482,178)

       202,840,104     346,660,314    93,295,666    177,610,871    121,102,004     218,450,422   103,401,153    118,883,331
      ------------   -------------  ------------   ------------   ------------   -------------  ------------   ------------
      $265,032,376   $ 202,840,104  $113,697,397   $ 93,295,666   $158,612,167   $ 121,102,004  $129,506,689   $103,401,153
      ============   =============  ============   ============   ============   =============  ============   ============





                                                                           NEUBERGER
                                                                           BERMAN AMT
                                                                            MID-CAP
            MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH                    T. ROWE PRICE
                SERIES--                      SERIES--                    PORTFOLIO--                  EQUITY INCOME
             SERVICE CLASS                 SERVICE CLASS                    CLASS S                    PORTFOLIO--II
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
----------------------------------------------------------------------------------------------------------------------------



       $  (25,584)    $  (115,789)  $  9,545,905   $    (944,796)  $  (300,229)  $   (443,181)  $    235,481   $  1,030,438
         (178,654)        313,391    (13,491,430)      6,435,805    (2,020,037)       426,284     (9,032,712)    (2,073,195)
               --              --             --      72,296,155            --             --             --      5,529,793

        1,963,908      (4,196,109)    88,794,224    (287,591,775)    7,394,665    (16,238,759)    36,284,042    (82,695,079)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------

        1,759,670      (3,998,507)    84,848,699    (209,804,611)    5,074,399    (16,255,656)    27,486,811    (78,208,043)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------

          465,145         806,169     17,927,081      43,166,199     1,252,056      2,809,529      5,578,786     12,022,966
         (447,445)       (522,159)   (19,612,927)    (34,601,339)   (1,011,399)    (2,083,420)    (6,818,572)    (9,540,473)
          (43,447)        (82,266)    (2,361,397)     (2,680,865)      (52,888)      (185,052)      (830,860)    (1,121,317)
          (39,562)        179,731      1,128,239       3,722,620       164,241        550,819        168,294      2,042,392
         (222,883)       (429,937)   (12,675,247)    (34,143,914)   (2,142,013)      (546,644)    (6,546,227)   (18,540,127)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------
         (288,192)        (48,462)   (15,594,251)    (24,537,299)   (1,790,003)       545,232     (8,448,579)   (15,136,559)
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------


           (1,358)          8,507        (63,548)        408,928        (3,558)        33,721        (17,456)       174,955
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------
        1,470,120      (4,038,462)    69,190,900    (233,932,982)    3,280,838    (15,676,703)    19,020,776    (93,169,647)

        6,567,073      10,605,535    299,745,347     533,678,329    19,412,068     35,088,771    124,894,668    218,064,315
       ----------     -----------   ------------   -------------   -----------   ------------   ------------   ------------
       $8,037,193     $ 6,567,073   $368,936,247   $ 299,745,347   $22,692,906   $ 19,412,068   $143,915,444   $124,894,668
       ==========     ===========   ============   =============   ===========   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                         VAN KAMPEN'S
                                                                         UIF EMERGING                         VICTORY VIF
                                                                        MARKETS EQUITY                        DIVERSIFIED
                                                                          PORTFOLIO--                           STOCK--
                                                                           CLASS II                         CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,420,442)     $  (1,789,445)     $  (127,106)     $   (162,798)
     Net realized gain (loss) on investments................     (11,185,230)           164,640       (2,343,935)         (294,014)
     Realized gain distribution received....................              --         35,485,556               --         3,526,720
     Change in unrealized appreciation (depreciation) on
       investments..........................................      59,959,794       (124,684,528)       6,649,364       (13,419,638)
                                                                ------------      -------------      -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      47,354,122        (90,823,777)       4,178,323       (10,349,730)
                                                                ------------      -------------      -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       8,489,600         17,070,107        1,207,714         2,105,945
     Policyowners' surrenders...............................      (4,554,391)        (6,764,609)      (1,005,133)       (1,503,474)
     Policyowners' annuity and death benefits...............        (572,509)          (340,395)        (143,895)         (104,728)
     Net transfers from (to) Fixed Account..................       1,429,171          3,239,441          106,908           595,990
     Transfers between Investment Divisions.................       6,000,045         (7,690,919)        (777,964)          877,783
                                                                ------------      -------------      -----------      ------------
       Net contributions and (withdrawals)..................      10,791,916          5,513,625         (612,370)        1,971,516
                                                                ------------      -------------      -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (50,412)           190,483           (3,138)           19,347
                                                                ------------      -------------      -----------      ------------
          Increase (decrease) in net assets.................      58,095,626        (85,119,669)       3,562,815        (8,358,867)
NET ASSETS:
     Beginning of year......................................      67,103,250        152,222,919       17,199,936        25,558,803
                                                                ------------      -------------      -----------      ------------
     End of year............................................    $125,198,876      $  67,103,250      $20,762,751      $ 17,199,936
                                                                ============      =============      ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series II, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009 sales of Series V policies known as New York Life Select Variable Annuity were discontinued.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Investors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class(1)
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(2)
MainStay VP Income Builder--Initial Class(3)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class(2)
Alger American SmallCap Growth--Class O Shares(4)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares(5)
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen's UIF Emerging Markets Equity Portfolio--Class I MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Service Class(6)
MainStay VP High Yield Corporate Bond--Service Class MainStay VP ICAP Select Equity--Service Class(7)
MainStay VP Income Builder--Service Class(8)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class(7)
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class MainStay VP S&P 500 Index--Service Class
MainStay VP U.S. Small Cap--Service Class(7)
Alger American SmallCap Growth--Class S Shares(9)
Columbia Small Cap Value Fund, Variable Series--Class B Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Service Shares
Janus Aspen Worldwide Portfolio--Service Shares(10)
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen's UIF Emerging Markets Equity Portfolio--Class II Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. Subsequent events were evaluated through February 17, 2010, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) Formerly MainStay VP Capital Appreciation--Initial Class.

(2) On November 20, 2009, MainStay VP Mid Cap Growth--Initial Class merged with and into MainStay VP Mid Cap Core--Initial Class; MainStay VP Mid Cap Value--Initial Class merged with and into MainStay VP ICAP Select Equity--Initial Class and MainStay VP Small Cap Growth--Initial Class merged with and into MainStay VP U.S. Small Cap--Initial Class (formerly MainStay VP Developing Growth--Initial Class).

(3) Formerly MainStay VP Total Return--Initial Class.

(4) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) Formerly Janus Aspen Series Worldwide Growth--Institutional Shares.

(6) Formerly MainStay VP Capital Appreciation--Service Class.

(7) On November 20, 2009, MainStay VP Mid Cap Growth--Service Class merged with and into MainStay VP Mid Cap Core--Service Class; MainStay VP Mid Cap Value--Service Class merged with and into MainStay VP ICAP Select Equity--Service Class and MainStay VP Small Cap Growth--Service Class merged with and into MainStay VP U.S. Small Cap--Service Class (formerly MainStay VP Developing Growth--Service Class).

(8) Formerly MainStay VP Total Return--Service Class.

(9) New allocations to Alger American SmallCap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(10) Formerly Janus Aspen Series Worldwide Growth--Service Shares.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2009, the investments of the Separate Account are as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          9,178            309,400            7,923            11,357

Identified cost........       $125,832          $ 309,416         $144,478          $113,230







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               MID CAP           MID CAP           MID CAP           S&P 500
                               CORE--           GROWTH--           VALUE--           INDEX--
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          8,199              --                --              10,349

Identified cost........        $87,057             $--               $--            $248,471



Investment activity for the year ended December 31, 2009 was as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $14,535          $112,281           $ 2,854           $ 7,533

Proceeds from sales....         25,579           329,690            16,288            17,073







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               MID CAP           MID CAP           MID CAP           S&P 500
                               CORE--           GROWTH--           VALUE--           INDEX--
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $43,950           $ 1,883           $ 3,527           $ 8,496

Proceeds from sales....          7,543            49,459            72,176            34,757



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


            9,170             5,716            44,778            20,636             7,000             5,402             3,899

         $101,529          $131,187          $411,131          $262,864          $106,858           $82,032           $46,042






                                               ALGER                                              FIDELITY(R)       FIDELITY(R)
        MAINSTAY VP       MAINSTAY VP        AMERICAN         CVS CALVERT       DREYFUS IP            VIP               VIP
         SMALL CAP        U.S. SMALL         SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-           EQUITY-
         GROWTH--            CAP--           GROWTH--          BALANCED          GROWTH--          FUND(R)--         INCOME--
       INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


             --               5,045             1,496            16,835             1,606            10,309             5,448

            $--             $40,181           $28,295           $30,432           $14,162          $266,727          $123,723







                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $13,090           $ 1,250           $63,164           $63,725           $ 3,513           $ 6,384           $4,237

           41,297            16,097            52,338            26,564            15,494            14,994            8,409






                                               ALGER                                              FIDELITY(R)       FIDELITY(R)
        MAINSTAY VP       MAINSTAY VP        AMERICAN         CVS CALVERT       DREYFUS IP            VIP               VIP
         SMALL CAP        U.S. SMALL         SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-           EQUITY-
         GROWTH--            CAP--           GROWTH--          BALANCED          GROWTH--          FUND(R)--         INCOME--
       INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $   890           $22,483           $  258            $1,837            $4,362            $ 4,493           $ 3,914

           23,950             2,944            6,698             4,374             2,120             34,410            17,353

--------------------------------------------------------------------------------








                            JANUS ASPEN       JANUS ASPEN         MFS(R)
                             BALANCED          WORLDWIDE         INVESTORS          MFS(R)
                            PORTFOLIO--       PORTFOLIO--          TRUST           RESEARCH
                           INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
                              SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        10,742             3,466               691               873

Identified cost........      $255,013          $108,383           $12,280           $12,374
































                            JANUS ASPEN       JANUS ASPEN         MFS(R)
                             BALANCED          WORLDWIDE         INVESTORS          MFS(R)
                            PORTFOLIO--       PORTFOLIO--          TRUST           RESEARCH
                           INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
                              SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $22,807           $ 1,880           $  532            $  515

Proceeds from sales....        45,953            11,768            2,977             2,670






Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                           NEUBERGER                                                                               VAN KAMPEN'S
                            BERMAN             ROYCE             ROYCE                                             UIF EMERGING
          MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE                          MARKETS
         UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK           EQUITY
         SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME           WORLDWIDE        PORTFOLIO--
       INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO        HARD ASSETS         CLASS I
--------------------------------------------------------------------------------------------------------------------------------


             144               141              7,119             6,209             5,365            12,012             5,464

          $4,065            $2,821            $73,674           $56,019          $116,968          $372,193           $84,457































                           NEUBERGER                                                                               VAN KAMPEN'S
                            BERMAN             ROYCE             ROYCE                                             UIF EMERGING
          MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE                          MARKETS
         UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK           EQUITY
         SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME        WORLDWIDE HARD      PORTFOLIO--
       INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO          ASSETS            CLASS I
--------------------------------------------------------------------------------------------------------------------------------


           $311              $157             $14,661           $10,883           $ 3,105           $56,881           $21,174

            992               935               9,445             8,375            20,993            41,618            20,639

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------



Number of shares............         8,974             9,961             2,925            17,213

Identified cost.............       $96,646          $137,555           $56,487          $178,423







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         2,819            12,290             5,212            17,358

Identified cost.............       $43,230          $188,994           $64,487          $186,519










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 7,608           $38,442           $3,687            $48,590

Proceeds from sales.........        16,265            25,103            4,997             23,253







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $3,724            $19,834           $14,553           $91,415

Proceeds from sales.........        4,293             16,572             7,757             9,808



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


            14,162             22,810             9,648             9,925             1,558             64,686             24,623

          $147,857           $205,470          $109,016          $100,415           $33,921           $594,187           $297,913






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         U.S. SMALL
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--             CAP--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


              --                 --              26,483            22,444             7,181               --                9,646
             $--                $--            $271,834          $232,549          $174,582              $--              $74,278








                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


           $31,110            $87,271           $29,536           $16,675           $1,607            $172,993           $111,057
            10,933             20,885            57,158             9,531            3,958              25,876             15,287






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         U.S. SMALL
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--             CAP--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


           $ 6,635           $  6,691           $71,322           $37,924           $13,895            $ 2,817            $45,250

            96,416            109,334            24,504            25,316            17,091             44,840              4,147

--------------------------------------------------------------------------------








                                                     COLUMBIA                          FIDELITY(R)
                                     ALGER           SMALL CAP                             VIP
                                   AMERICAN         VALUE FUND,       DREYFUS IP         CONTRA-
                                   SMALLCAP          VARIABLE         TECHNOLOGY        FUND(R)--
                                   GROWTH--          SERIES--          GROWTH--       SERVICE CLASS
                                CLASS S SHARES        CLASS B       SERVICE SHARES          2
                                -------------------------------------------------------------------


Number of shares............          1,465             2,695             3,620           13,070

Identified cost.............        $37,102           $45,903           $31,077         $355,840





                                   NEUBERGER
                                    BERMAN                           VAN KAMPEN'S
                                  AMT MID-CAP                        UIF EMERGING      VICTORY VIF
                                    GROWTH         T. ROWE PRICE    MARKETS EQUITY     DIVERSIFIED
                                  PORTFOLIO--      EQUITY INCOME      PORTFOLIO--        STOCK--
                                    CLASS S        PORTFOLIO--II       CLASS II      CLASS A SHARES
                                -------------------------------------------------------------------


Number of shares............          1,089             8,180             9,665            2,371

Identified cost.............        $26,406          $180,009          $148,896          $25,564








                                                     COLUMBIA                          FIDELITY(R)
                                     ALGER           SMALL CAP                             VIP
                                   AMERICAN         VALUE FUND,       DREYFUS IP         CONTRA-
                                   SMALLCAP          VARIABLE         TECHNOLOGY        FUND(R)--
                                   GROWTH--          SERIES--          GROWTH--       SERVICE CLASS
                                CLASS S SHARES        CLASS B       SERVICE SHARES          2
                                -------------------------------------------------------------------


Purchases...................        $  839            $4,509            $10,045          $19,795

Proceeds from sales.........         4,773             5,959              3,201           25,101





                                   NEUBERGER
                                    BERMAN                           VAN KAMPEN'S
                                  AMT MID-CAP                        UIF EMERGING      VICTORY VIF
                                    GROWTH         T. ROWE PRICE    MARKETS EQUITY     DIVERSIFIED
                                  PORTFOLIO--      EQUITY INCOME      PORTFOLIO--        STOCK--
                                    CLASS S        PORTFOLIO--II       CLASS II      CLASS A SHARES
                                -------------------------------------------------------------------


Purchases...................        $2,441            $10,528           $24,841          $2,942

Proceeds from sales.........         4,528             18,813            15,278           3,655



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






        FIDELITY(R)
            VIP           FIDELITY(R)                                             MFS(R)
          EQUITY-             VIP           JANUS ASPEN       JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)
         INCOME--          MID CAP--         BALANCED          WORLDWIDE           TRUST           RESEARCH          UTILITIES
       SERVICE CLASS     SERVICE CLASS      PORTFOLIO--       PORTFOLIO--        SERIES--          SERIES--          SERIES--
             2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------------


            6,869             6,324             4,642             1,171              399               488             16,311

         $156,418          $188,843          $124,199           $32,689           $7,660            $8,167           $441,094




























        FIDELITY(R)
            VIP           FIDELITY(R)                                             MFS(R)
          EQUITY-             VIP           JANUS ASPEN       JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)
         INCOME--          MID CAP--         BALANCED          WORLDWIDE           TRUST           RESEARCH          UTILITIES
       SERVICE CLASS     SERVICE CLASS      PORTFOLIO--       PORTFOLIO--        SERIES--          SERIES--          SERIES--
             2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $10,503           $13,997           $22,349           $4,694            $1,164            $1,001            $36,109

           14,373            20,386            14,850            3,030               975             1,300             42,079

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VII, VIII and IX policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII and IX policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII and IX policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35% and 1.65% respectively of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:




                                                                                                   MAINSTAY VP
                                   MAINSTAY VP                     MAINSTAY VP                        COMMON
                                      BOND--                           CASH                          STOCK--
                                  INITIAL CLASS                     MANAGEMENT                    INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       226              307           8,683          94,901             37               70
Units Redeemed...........      (730)          (1,388)        (54,845)        (57,122)          (679)          (1,445)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........      (504)          (1,081)        (46,162)         37,779           (642)          (1,375)
                               ====           ======         =======         =======           ====           ======



SERIES II POLICIES
Units Issued.............         1                1           5,524          26,843             13               --
Units Redeemed...........        (7)             (21)        (18,330)        (14,336)           (10)              (6)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        (6)             (20)        (12,806)         12,507              3               (6)
                               ====           ======         =======         =======           ====           ======



SERIES III POLICIES
Units Issued.............         5              217           3,768          72,720              5               --
Units Redeemed...........      (376)            (376)        (59,372)        (20,466)          (337)            (458)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........      (371)            (159)        (55,604)         52,254           (332)            (458)
                               ====           ======         =======         =======           ====           ======



SERIES IV POLICIES
Units Issued.............        23               44           9,356          76,302              2                6
Units Redeemed...........      (103)             (75)        (49,492)         (9,352)           (71)            (109)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........       (80)             (31)        (40,136)         66,950            (69)            (103)
                               ====           ======         =======         =======           ====           ======



SERIES V POLICIES
Units Issued.............        --                4           1,997           7,555              1                1
Units Redeemed...........        (7)              (5)         (8,137)         (2,991)            (3)              (3)
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        (7)              (1)         (6,140)          4,564             (2)              (2)
                               ====           ======         =======         =======           ====           ======



SERIES VI POLICIES
Units Issued.............        --               --           2,328          47,651             --               --
Units Redeemed...........        --               --         (28,092)         (6,652)            --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --         (25,764)         40,999             --               --
                               ====           ======         =======         =======           ====           ======



SERIES VII POLICIES
Units Issued.............        --               --             234              --             --               --
Units Redeemed...........        --               --             (77)             --             --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --             157              --             --               --
                               ====           ======         =======         =======           ====           ======



SERIES VIII POLICIES
Units Issued.............        --               --             144              --             --               --
Units Redeemed...........        --               --             (74)             --             --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --              70              --             --               --
                               ====           ======         =======         =======           ====           ======



SERIES IX POLICIES
Units Issued.............        --               --              62              --             --               --
Units Redeemed...........        --               --             (23)             --             --               --
                               ----           ------         -------         -------           ----           ------
  Net Increase
     (Decrease)..........        --               --              39              --             --               --
                               ====           ======         =======         =======           ====           ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                          MAINSTAY VP
                                                                                          HIGH YIELD
            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP                CORPORATE
           CONVERTIBLE--             GOVERNMENT--             GROWTH EQUITY--               BOND--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


          140            59           67        1,616          87           126        1,015          127
         (576)       (1,063)      (1,148)      (1,042)       (997)       (2,069)      (1,590)      (3,715)
         ----        ------       ------       ------        ----        ------       ------       ------
         (436)       (1,004)      (1,081)         574        (910)       (1,943)        (575)      (3,588)
         ====        ======       ======       ======        ====        ======       ======       ======




            1             2            5            5          --            --            2           34
           (9)          (14)          (4)         (12)         (7)          (12)         (15)         (19)
         ----        ------       ------       ------        ----        ------       ------       ------
           (8)          (12)           1           (7)         (7)          (12)         (13)          15
         ====        ======       ======       ======        ====        ======       ======       ======




          196            12            7          720          --            --          734           18
         (365)         (348)        (632)        (413)       (285)         (392)        (612)      (1,075)
         ----        ------       ------       ------        ----        ------       ------       ------
         (169)         (336)        (625)         307        (285)         (392)         122       (1,057)
         ====        ======       ======       ======        ====        ======       ======       ======




            1            64            7          208           3             7          227           12
         (117)          (72)        (172)         (91)        (58)          (62)        (193)        (245)
         ----        ------       ------       ------        ----        ------       ------       ------
         (116)           (8)        (165)         117         (55)          (55)          34         (233)
         ====        ======       ======       ======        ====        ======       ======       ======




            2            --           --            5          --            --            2           --
          (19)           (2)          (4)          (9)         --            --           (1)         (10)
         ----        ------       ------       ------        ----        ------       ------       ------
          (17)           (2)          (4)          (4)         --            --            1          (10)
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======




           --            --           --           --          --            --           --           --
           --            --           --           --          --            --           --           --
         ----        ------       ------       ------        ----        ------       ------       ------
           --            --           --           --          --            --           --           --
         ====        ======       ======       ======        ====        ======       ======       ======


--------------------------------------------------------------------------------







                                   MAINSTAY VP                                                     MAINSTAY VP
                                   ICAP SELECT                     MAINSTAY VP                    INTERNATIONAL
                                     EQUITY--                    INCOME BUILDER--                    EQUITY--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............      2,945           9,310             32               51             23              44
Units Redeemed...........     (1,495)         (1,948)          (749)          (1,481)          (470)           (885)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........      1,450           7,362           (717)          (1,430)          (447)           (841)
                              ======          ======           ====           ======           ====            ====



SERIES II POLICIES
Units Issued.............         38              74              1               --             --              --
Units Redeemed...........        (10)             (9)            (9)              (6)            (2)            (20)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         28              65             (8)              (6)            (2)            (20)
                              ======          ======           ====           ======           ====            ====



SERIES III POLICIES
Units Issued.............      1,501           2,662              2                4              1               3
Units Redeemed...........       (569)           (444)          (244)            (275)          (287)           (333)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........        932           2,218           (242)            (271)          (286)           (330)
                              ======          ======           ====           ======           ====            ====



SERIES IV POLICIES
Units Issued.............        623             734              2                2              7               5
Units Redeemed...........       (112)            (79)           (44)             (98)           (48)            (68)
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........        511             655            (42)             (96)           (41)            (63)
                              ======          ======           ====           ======           ====            ====



SERIES V POLICIES
Units Issued.............          5               6             --                1             --              --
Units Redeemed...........         (4)             --             --               (3)            (2)             --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........          1               6             --               (2)            (2)             --
                              ======          ======           ====           ======           ====            ====



SERIES VI POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====



SERIES VII POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====



SERIES VIII POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====



SERIES IX POLICIES
Units Issued.............         --              --             --               --             --              --
Units Redeemed...........         --              --             --               --             --              --
                              ------          ------           ----           ------           ----            ----
  Net Increase
     (Decrease)..........         --              --             --               --             --              --
                              ======          ======           ====           ======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
             LARGE CAP                  MID CAP                   MID CAP                   MID CAP
             GROWTH--                   CORE--                   GROWTH--                   VALUE--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


          145          170        2,010           34            29           66           41           75
         (389)        (621)        (262)        (637)       (2,823)      (1,119)      (3,785)      (1,581)
         ----         ----        -----         ----        ------       ------       ------       ------
         (244)        (451)       1,748         (603)       (2,794)      (1,053)      (3,744)      (1,506)
         ====         ====        =====         ====        ======       ======       ======       ======




           13            2            2           --            --           --           --           --
           (9)          (9)          (2)          (3)          (11)          (4)         (28)          (5)
         ----         ----        -----         ----        ------       ------       ------       ------
            4           (7)          --           (3)          (11)          (4)         (28)          (5)
         ====         ====        =====         ====        ======       ======       ======       ======





          128           70          794            2            --            1           --            4
         (220)        (182)        (104)        (204)       (1,143)        (363)      (1,878)        (582)
         ----         ----        -----         ----        ------       ------       ------       ------
          (92)        (112)         690         (202)       (1,143)        (362)      (1,878)        (578)
         ====         ====        =====         ====        ======       ======       ======       ======




            2           66          354            3             1            2            2            8
          (48)         (36)         (32)         (60)         (463)         (93)        (808)        (157)
         ----         ----        -----         ----        ------       ------       ------       ------
          (46)          30          322          (57)         (462)         (91)        (806)        (149)
         ====         ====        =====         ====        ======       ======       ======       ======




            1            3            2           --            --           --           --           --
          (14)          (1)          (1)          --            (2)          --           (9)          (4)
         ----         ----        -----         ----        ------       ------       ------       ------
          (13)           2            1           --            (2)          --           (9)          (4)
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======




           --           --           --           --            --           --           --           --
           --           --           --           --            --           --           --           --
         ----         ----        -----         ----        ------       ------       ------       ------
           --           --           --           --            --           --           --           --
         ====         ====        =====         ====        ======       ======       ======       ======


--------------------------------------------------------------------------------








                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                     S&P 500                        SMALL CAP                       U.S. SMALL
                                     INDEX--                         GROWTH--                         CAP--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         94             121              22             35           1,245              14
Units Redeemed...........     (1,391)         (2,919)         (1,766)          (583)           (122)           (283)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........     (1,297)         (2,798)         (1,744)          (548)          1,123            (269)
                              ======          ======          ======           ====           =====            ====



SERIES II POLICIES
Units Issued.............         --               7              --             --              13               2
Units Redeemed...........        (20)             (8)             (9)            (1)             (2)             (2)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........        (20)             (1)             (9)            (1)             11              --
                              ======          ======          ======           ====           =====            ====



SERIES III POLICIES
Units Issued.............          1               7              --              1             604              --
Units Redeemed...........       (788)           (790)           (856)          (181)            (48)           (138)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........       (787)           (783)           (856)          (180)            556            (138)
                              ======          ======          ======           ====           =====            ====



SERIES IV POLICIES
Units Issued.............          4              19               1              1             261               1
Units Redeemed...........       (144)           (227)           (459)           (74)            (12)             (5)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........       (140)           (208)           (458)           (73)            249              (4)
                              ======          ======          ======           ====           =====            ====



SERIES V POLICIES
Units Issued.............         --              --              --             --               1               1
Units Redeemed...........         (2)             (3)             (4)            --              (7)             (1)
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         (2)             (3)             (4)            --              (6)             --
                              ======          ======          ======           ====           =====            ====



SERIES VI POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====



SERIES VII POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====



SERIES VIII POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====



SERIES IX POLICIES
Units Issued.............         --              --              --             --              --              --
Units Redeemed...........         --              --              --             --              --              --
                              ------          ------          ------           ----           -----            ----
  Net Increase
     (Decrease)..........         --              --              --             --              --              --
                              ======          ======          ======           ====           =====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                    ALGER AMERICAN              CVS CALVERT               DREYFUS IP
            MAINSTAY VP                SMALLCAP                   SOCIAL                  TECHNOLOGY
              VALUE--                  GROWTH--                  BALANCED                  GROWTH--
           INITIAL CLASS            CLASS O SHARES               PORTFOLIO              INITIAL SHARES
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


          --             39          21           36           40           46          304           22
          --         (6,147)       (485)        (915)        (123)        (223)        (118)        (270)
          --         ------        ----         ----         ----         ----         ----         ----
          --         (6,108)       (464)        (879)         (83)        (177)         186         (248)
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            3            8           --           --
          --            (67)         (6)          (2)          (5)         (14)          (9)          (4)
          --         ------        ----         ----         ----         ----         ----         ----
          --            (67)         (6)          (2)          (2)          (6)          (9)          (4)
          ==         ======        ====         ====         ====         ====         ====         ====




          --              1          --            1           10           13          154            2
          --         (2,904)       (203)        (319)        (149)        (113)         (57)         (97)
          --         ------        ----         ----         ----         ----         ----         ----
          --         (2,903)       (203)        (318)        (139)        (100)          97          (95)
          ==         ======        ====         ====         ====         ====         ====         ====




          --              3          --            1            9           15           19            1
          --           (867)        (30)         (32)         (28)         (66)          (9)         (30)
          --         ------        ----         ----         ----         ----         ----         ----
          --           (864)        (30)         (31)         (19)         (51)          10          (29)
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --            1            2            1            1            1
          --             (9)         (1)          (1)          (1)          (9)          --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             (9)         (1)          --            1           (8)           1            1
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            4           18           --           --
          --             --          --           --          (37)         (30)          --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --          (33)         (12)          --           --
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --           --           --           --           --
          --             --          --           --           --           --           --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --           --           --           --           --
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            3           --           --           --
          --             --          --           --           --           --           --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --            3           --           --           --
          ==         ======        ====         ====         ====         ====         ====         ====




          --             --          --           --            2           --           --           --
          --             --          --           --           --           --           --           --
          --         ------        ----         ----         ----         ----         ----         ----
          --             --          --           --            2           --           --           --
          ==         ======        ====         ====         ====         ====         ====         ====


--------------------------------------------------------------------------------







                                                                   FIDELITY(R)                     JANUS ASPEN
                                   FIDELITY(R)                         VIP                           BALANCED
                                       VIP                           EQUITY-                       PORTFOLIO--
                                 CONTRAFUND(R)--                     INCOME--                     INSTITUTIONAL
                                  INITIAL CLASS                   INITIAL CLASS                       SHARES
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         86             109             44               75              82             125
Units Redeemed...........     (1,222)         (2,099)          (793)          (1,728)         (1,390)         (2,774)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........     (1,136)         (1,990)          (749)          (1,653)         (1,308)         (2,649)
                              ======          ======           ====           ======          ======          ======



SERIES II POLICIES
Units Issued.............         --              --             --               --               3              --
Units Redeemed...........        (25)            (23)           (12)             (17)            (14)            (17)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........        (25)            (23)           (12)             (17)            (11)            (17)
                              ======          ======           ====           ======          ======          ======



SERIES III POLICIES
Units Issued.............          9              10              2                3               2               7
Units Redeemed...........       (592)           (680)          (418)            (483)           (641)           (645)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........       (583)           (670)          (416)            (480)           (639)           (638)
                              ======          ======           ====           ======          ======          ======



SERIES IV POLICIES
Units Issued.............          5              12              4                9              96              21
Units Redeemed...........       (231)            (85)          (106)             (96)           (145)           (171)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........       (226)            (73)          (102)             (87)            (49)           (150)
                              ======          ======           ====           ======          ======          ======



SERIES V POLICIES
Units Issued.............          1              --             --                1               1              --
Units Redeemed...........         (2)             (5)            (5)              (7)             (3)             (7)
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         (1)             (5)            (5)              (6)             (2)             (7)
                              ======          ======           ====           ======          ======          ======



SERIES VI POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======



SERIES VII POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======



SERIES VIII POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======



SERIES IX POLICIES
Units Issued.............         --              --             --               --              --              --
Units Redeemed...........         --              --             --               --              --              --
                              ------          ------           ----           ------          ------          ------
  Net Increase
     (Decrease)..........         --              --             --               --              --              --
                              ======          ======           ====           ======          ======          ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







            JANUS ASPEN                 MFS(R)
             WORLDWIDE                 INVESTORS                  MFS(R)                    MFS(R)
            PORTFOLIO--                  TRUST                   RESEARCH                  UTILITIES
           INSTITUTIONAL               SERIES--                  SERIES--                  SERIES--
              SHARES                 INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


           67            98           5           14           12           18          --            5
         (781)       (1,535)       (158)        (338)        (201)        (343)        (18)         (25)
         ----        ------        ----         ----         ----         ----         ---          ---
         (714)       (1,437)       (153)        (324)        (189)        (325)        (18)         (20)
         ====        ======        ====         ====         ====         ====         ===          ===




            1            --          --           --           --           --          --           --
          (11)           (7)         (5)          (1)          (1)          (3)         (2)          --
         ----        ------        ----         ----         ----         ----         ---          ---
          (10)           (7)         (5)          (1)          (1)          (3)         (2)          --
         ====        ======        ====         ====         ====         ====         ===          ===




           --             1          --           --           12            1          --           --
         (240)         (240)       (136)         (46)         (87)        (115)        (37)         (24)
         ----        ------        ----         ----         ----         ----         ---          ---
         (240)         (239)       (136)         (46)         (75)        (114)        (37)         (24)
         ====        ======        ====         ====         ====         ====         ===          ===




            1             2           3            1            1           --          --            1
          (41)          (73)        (21)          (8)         (11)          (5)         (2)          (1)
         ----        ------        ----         ----         ----         ----         ---          ---
          (40)          (71)        (18)          (7)         (10)          (5)         (2)          --
         ====        ======        ====         ====         ====         ====         ===          ===




           --            --          --           --           --           --          --           --
           (2)           (1)         (3)          --           --           --          --           (1)
         ----        ------        ----         ----         ----         ----         ---          ---
           (2)           (1)         (3)          --           --           --          --           (1)
         ====        ======        ====         ====         ====         ====         ===          ===




           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===




           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===




           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===




           --            --          --           --           --           --          --           --
           --            --          --           --           --           --          --           --
         ----        ------        ----         ----         ----         ----         ---          ---
           --            --          --           --           --           --          --           --
         ====        ======        ====         ====         ====         ====         ===          ===


--------------------------------------------------------------------------------






                                    NEUBERGER
                                      BERMAN                          ROYCE                           ROYCE
                                   AMT MID-CAP                      MICRO-CAP                       SMALL-CAP
                                      GROWTH                       PORTFOLIO--                     PORTFOLIO--
                                   PORTFOLIO--                      INVESTMENT                      INVESTMENT
                                     CLASS I                          CLASS                           CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       --              --              271             196             184             372
Units Redeemed...........      (42)            (70)            (110)           (179)           (126)           (138)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (42)            (70)             161              17              58             234
                               ===             ===             ====            ====            ====            ====



SERIES II POLICIES
Units Issued.............       --              --               31              40              24              69
Units Redeemed...........       (1)             (1)             (19)            (16)            (34)             (9)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (1)             (1)              12              24             (10)             60
                               ===             ===             ====            ====            ====            ====


SERIES III POLICIES
Units Issued.............       --              --              249              95              63             225
Units Redeemed...........      (31)            (45)             (57)            (69)           (153)            (91)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (31)            (45)             192              26             (90)            134
                               ===             ===             ====            ====            ====            ====


SERIES IV POLICIES
Units Issued.............        2              --              188             292             270             304
Units Redeemed...........       (9)             (7)            (226)            (88)            (65)            (53)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (7)             (7)             (38)            204             205             251
                               ===             ===             ====            ====            ====            ====


SERIES V POLICIES
Units Issued.............       --               1               16              26              24              19
Units Redeemed...........       (1)             (1)              (5)            (21)             (4)             (2)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (1)             --               11               5              20              17
                               ===             ===             ====            ====            ====            ====


SERIES VI POLICIES
Units Issued.............       --              --              196             186              69             199
Units Redeemed...........       --              --              (37)            (34)            (55)            (38)
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --              159             152              14             161
                               ===             ===             ====            ====            ====            ====


SERIES VII POLICIES
Units Issued.............       --              --                9              --               7              --
Units Redeemed...........       --              --               --              --              --              --
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --                9              --               7              --
                               ===             ===             ====            ====            ====            ====


SERIES VIII POLICIES
Units Issued.............       --              --               47              --              53              --
Units Redeemed...........       --              --               --              --              --              --
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --               47              --              53              --
                               ===             ===             ====            ====            ====            ====


SERIES IX POLICIES
Units Issued.............       --              --               33              --              21              --
Units Redeemed...........       --              --               (1)             --              --              --
                               ---             ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       --              --               32              --              21              --
                               ===             ===             ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                               VAN KAMPEN'S
           T. ROWE PRICE                                       UIF EMERGING
              EQUITY                    VAN ECK               MARKETS EQUITY
              INCOME                   WORLDWIDE                PORTFOLIO--
             PORTFOLIO                HARD ASSETS                 CLASS I
      ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008
--------------------------------------------------------------------------------


           52            73         410          322          207           37
         (998)       (2,009)       (325)        (570)        (241)        (687)
         ----        ------        ----         ----         ----         ----
         (946)       (1,936)         85         (248)         (34)        (650)
         ====        ======        ====         ====         ====         ====




           --            --          47           91           --            6
          (24)          (27)        (27)         (76)          (2)          (5)
         ----        ------        ----         ----         ----         ----
          (24)          (27)         20           15           (2)           1
         ====        ======        ====         ====         ====         ====




           --             3         187          118          142            7
         (521)         (592)       (143)        (279)         (76)        (254)
         ----        ------        ----         ----         ----         ----
         (521)         (589)         44         (161)          66         (247)
         ====        ======        ====         ====         ====         ====




            3             3         413          288           22            3
         (273)          (99)       (131)        (373)         (12)         (50)
         ----        ------        ----         ----         ----         ----
         (270)          (96)        282          (85)          10          (47)
         ====        ======        ====         ====         ====         ====




            1            --          15           29            1           --
           (3)           (6)        (31)          (9)          (4)          (1)
         ----        ------        ----         ----         ----         ----
           (2)           (6)        (16)          20           (3)          (1)
         ====        ======        ====         ====         ====         ====




           --            --         143          213           --           --
           --            --        (116)        (207)          --           --
         ----        ------        ----         ----         ----         ----
           --            --          27            6           --           --
         ====        ======        ====         ====         ====         ====




           --            --          26           --           --           --
           --            --          --           --           --           --
         ----        ------        ----         ----         ----         ----
           --            --          26           --           --           --
         ====        ======        ====         ====         ====         ====




           --            --         115           --           --           --
           --            --          (1)          --           --           --
         ----        ------        ----         ----         ----         ----
           --            --         114           --           --           --
         ====        ======        ====         ====         ====         ====




           --            --          86           --           --           --
           --            --          (2)          --           --           --
         ----        ------        ----         ----         ----         ----
           --            --          84           --           --           --
         ====        ======        ====         ====         ====         ====


--------------------------------------------------------------------------------




                                                                              MAINSTAY VP
                          MAINSTAY VP               MAINSTAY VP                 COMMON
                          BALANCED--                  BOND--                    STOCK--
                         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
                    ----------------------    ----------------------    ----------------------
                       2009         2008         2009         2008         2009         2008
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       147           213         243          492           66           98
Units Redeemed...      (547)       (1,001)       (180)        (177)         (54)         (91)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (400)         (788)         63          315           12            7
                       ====        ======        ====         ====         ====         ====


SERIES II
  POLICIES
Units Issued.....        24            38          82          309           10           28
Units Redeemed...       (31)         (127)        (60)        (166)         (13)         (16)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..        (7)          (89)         22          143           (3)          12
                       ====        ======        ====         ====         ====         ====


SERIES III
  POLICIES
Units Issued.....        20            54         172          493           15           32
Units Redeemed...      (319)         (634)       (169)        (191)        (124)        (166)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (299)         (580)          3          302         (109)        (134)
                       ====        ======        ====         ====         ====         ====


SERIES IV
  POLICIES
Units Issued.....        55           108         503          625           44          146
Units Redeemed...      (168)         (719)       (204)        (222)         (88)        (216)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (113)         (611)        299          403          (44)         (70)
                       ====        ======        ====         ====         ====         ====


SERIES V POLICIES
Units Issued.....         5            14          58          159            3            3
Units Redeemed...       (40)          (43)        (82)         (64)          (1)         (10)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..       (35)          (29)        (24)          95            2           (7)
                       ====        ======        ====         ====         ====         ====


SERIES VI
  POLICIES
Units Issued.....        30            92         308          503           51           75
Units Redeemed...      (318)         (366)       (148)        (116)         (73)        (133)
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..      (288)         (274)        160          387          (22)         (58)
                       ====        ======        ====         ====         ====         ====


SERIES VII
  POLICIES
Units Issued.....         5            --          56           --            5           --
Units Redeemed...        --            --          (4)          --           --           --
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..         5            --          52           --            5           --
                       ====        ======        ====         ====         ====         ====


SERIES VIII
  POLICIES
Units Issued.....         9            --         142           --            8           --
Units Redeemed...        --            --          --           --           --           --
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..         9            --         142           --            8           --
                       ====        ======        ====         ====         ====         ====


SERIES IX
  POLICIES
Units Issued.....         7            --          71           --            7           --
Units Redeemed...        --            --          --           --           (4)          --
                       ----        ------        ----         ----         ----         ----
  Net Increase
     (Decrease)..         7            --          71           --            3           --
                       ====        ======        ====         ====         ====         ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




            MAINSTAY VP
           CONSERVATIVE               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              CONVERTIBLE--            FLOATING RATE--            GOVERNMENT--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------



          993        1,783          392          289        1,828           292          319       1,193
         (503)        (838)        (123)        (120)        (466)       (1,661)        (674)       (151)
         ----        -----         ----         ----        -----        ------       ------       -----
          490          945          269          169        1,362        (1,369)        (355)      1,042
         ====        =====         ====         ====        =====        ======       ======       =====



           77          564          180          207          463           174          137         596
         (192)        (150)         (76)         (78)        (123)         (816)        (270)       (129)
         ----        -----         ----         ----        -----        ------       ------       -----
         (115)        (414)         104          129          340          (642)        (133)        467
         ====        =====         ====         ====        =====        ======       ======       =====



          678        1,130          383          190        1,558            81           63       1,795
         (252)        (203)        (129)        (223)        (436)       (1,924)      (1,088)       (194)
         ----        -----         ----         ----        -----        ------       ------       -----
          426          927          254          (33)       1,122        (1,843)      (1,025)      1,601
         ====        =====         ====         ====        =====        ======       ======       =====



          813        1,318          360          534        2,334           225          241       1,699
         (172)        (154)        (150)        (168)        (237)       (1,850)        (613)       (205)
         ----        -----         ----         ----        -----        ------       ------       -----
          641        1,164          210          366        2,097        (1,625)        (372)      1,494
         ====        =====         ====         ====        =====        ======       ======       =====



           91           98           84           36          152            34           44          39
          (43)         (26)         (28)         (23)         (57)          (75)         (66)        (70)
         ----        -----         ----         ----        -----        ------       ------       -----
           48           72           56           13           95           (41)         (22)        (31)
         ====        =====         ====         ====        =====        ======       ======       =====



          313          604          711          367        1,269           112           92       1,338
         (186)        (100)        (133)        (111)        (173)       (1,065)        (924)       (128)
         ----        -----         ----         ----        -----        ------       ------       -----
          127          504          578          256        1,096          (953)        (832)      1,210
         ====        =====         ====         ====        =====        ======       ======       =====



           67           --           39           --          123            --           49          --
           (3)          --           --           --           (7)           --           (1)         --
         ----        -----         ----         ----        -----        ------       ------       -----
           64           --           39           --          116            --           48          --
         ====        =====         ====         ====        =====        ======       ======       =====



          170           --           99           --          172            --           53          --
           --           --           (1)          --           (2)           --           (3)         --
         ----        -----         ----         ----        -----        ------       ------       -----
          170           --           98           --          170            --           50          --
         ====        =====         ====         ====        =====        ======       ======       =====



          156           --           73           --           74            --           27          --
           (1)          --           --           --           --            --           --          --
         ----        -----         ----         ----        -----        ------       ------       -----
          155           --           73           --           74            --           27          --
         ====        =====         ====         ====        =====        ======       ======       =====


--------------------------------------------------------------------------------






                                   MAINSTAY VP                                                     MAINSTAY VP
                                      GROWTH                       MAINSTAY VP                      HIGH YIELD
                                   ALLOCATION--                  GROWTH EQUITY--                 CORPORATE BOND--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       652           1,013              68              84           1,349              611
Units Redeemed...........      (312)           (287)            (79)           (131)           (402)            (944)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........       340             726             (11)            (47)            947             (333)
                               ====           =====            ====            ====           =====           ======


SERIES II POLICIES
Units Issued.............        44              46               8              19           1,104              337
Units Redeemed...........       (15)            (33)             (5)            (10)           (182)            (403)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        29              13               3               9             922              (66)
                               ====           =====            ====            ====           =====           ======


SERIES III POLICIES
Units Issued.............       199             163              12              17           2,787              352
Units Redeemed...........      (160)            (64)           (123)           (185)           (583)          (1,557)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        39              99            (111)           (168)          2,204           (1,205)
                               ====           =====            ====            ====           =====           ======


SERIES IV POLICIES
Units Issued.............       322             617              16              20           2,882              768
Units Redeemed...........      (173)            (76)            (75)           (109)           (625)          (1,692)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........       149             541             (59)            (89)          2,257             (924)
                               ====           =====            ====            ====           =====           ======


SERIES V POLICIES
Units Issued.............         4              17              20              --             386               64
Units Redeemed...........        (3)            (23)             (5)            (13)            (95)            (297)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........         1              (6)             15             (13)            291             (233)
                               ====           =====            ====            ====           =====           ======


SERIES VI POLICIES
Units Issued.............       103             322              14              26           2,553              583
Units Redeemed...........      (113)           (139)            (85)           (105)           (573)            (837)
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........       (10)            183             (71)            (79)          1,980             (254)
                               ====           =====            ====            ====           =====           ======


SERIES VII POLICIES
Units Issued.............         5              --               1              --             254               --
Units Redeemed...........        --              --              --              --             (12)              --
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........         5              --               1              --             242               --
                               ====           =====            ====            ====           =====           ======


SERIES VIII POLICIES
Units Issued.............        49              --               2              --             441               --
Units Redeemed...........        (1)             --              --              --              (2)              --
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        48              --               2              --             439               --
                               ====           =====            ====            ====           =====           ======


SERIES IX POLICIES
Units Issued.............        37              --               3              --             390               --
Units Redeemed...........        --              --              --              --              (3)              --
                               ----           -----            ----            ----           -----           ------
  Net Increase
     (Decrease)..........        37              --               3              --             387               --
                               ====           =====            ====            ====           =====           ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
       ICAP SELECT EQUITY--        INCOME BUILDER--       INTERNATIONAL EQUITY--      LARGE CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


        1,995        1,576           79           88          225          323          268          249
         (212)        (159)         (67)        (103)        (192)        (266)         (59)         (50)
        -----        -----         ----         ----         ----         ----         ----         ----
        1,783        1,417           12          (15)          33           57          209          199
        =====        =====         ====         ====         ====         ====         ====         ====



          267          257           17           64           35          105           26          103
          (56)         (66)         (11)          (5)         (49)        (106)         (33)         (13)
        -----        -----         ----         ----         ----         ----         ----         ----
          211          191            6           59          (14)          (1)          (7)          90
        =====        =====         ====         ====         ====         ====         ====         ====



        1,968        1,780           12           19           86          120          192          239
         (187)        (169)        (122)        (201)        (243)        (537)         (76)         (44)
        -----        -----         ----         ----         ----         ----         ----         ----
        1,781        1,611         (110)        (182)        (157)        (417)         116          195
        =====        =====         ====         ====         ====         ====         ====         ====



        2,630        2,398           23           22          176          387          236          858
         (239)        (259)         (73)        (140)        (289)        (597)        (168)        (118)
        -----        -----         ----         ----         ----         ----         ----         ----
        2,391        2,139          (50)        (118)        (113)        (210)          68          740
        =====        =====         ====         ====         ====         ====         ====         ====



          131           74            5            1           15           34           53           39
          (24)         (19)          (5)         (21)         (29)         (42)         (18)          (9)
        -----        -----         ----         ----         ----         ----         ----         ----
          107           55           --          (20)         (14)          (8)          35           30
        =====        =====         ====         ====         ====         ====         ====         ====



        1,567        1,616           35           16           64          214          263          265
         (191)        (141)         (44)         (78)        (256)        (420)         (73)         (54)
        -----        -----         ----         ----         ----         ----         ----         ----
        1,376        1,475           (9)         (62)        (192)        (206)         190          211
        =====        =====         ====         ====         ====         ====         ====         ====



           23           --            3           --           10           --           18           --
           --           --           --           --           --           --           --           --
        -----        -----         ----         ----         ----         ----         ----         ----
           23           --            3           --           10           --           18           --
        =====        =====         ====         ====         ====         ====         ====         ====



           93           --           16           --           60           --           65           --
           (1)          --           --           --           --           --           --           --
        -----        -----         ----         ----         ----         ----         ----         ----
           92           --           16           --           60           --           65           --
        =====        =====         ====         ====         ====         ====         ====         ====



           66           --            6           --           52           --           50           --
           (1)          --           --           --           (1)          --           (2)          --
        -----        -----         ----         ----         ----         ----         ----         ----
           65           --            6           --           51           --           48           --
        =====        =====         ====         ====         ====         ====         ====         ====


--------------------------------------------------------------------------------







                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                  MID CAP CORE--                 MID CAP GROWTH--                MID CAP VALUE--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............     1,546             152              114            168              122            191
Units Redeemed...........      (101)           (126)          (1,539)          (203)          (1,823)          (278)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,445              26           (1,425)           (35)          (1,701)           (87)
                              =====            ====           ======           ====           ======           ====


SERIES II POLICIES
Units Issued.............       144              34                7             44               20             53
Units Redeemed...........       (19)            (22)            (171)           (13)            (246)           (40)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........       125              12             (164)            31             (226)            13
                              =====            ====           ======           ====           ======           ====


SERIES III POLICIES
Units Issued.............     1,587              43               26             68               25             46
Units Redeemed...........      (101)           (249)          (1,685)          (378)          (2,282)          (599)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,486            (206)          (1,659)          (310)          (2,257)          (553)
                              =====            ====           ======           ====           ======           ====


SERIES IV POLICIES
Units Issued.............     1,804             128               57             95               71            133
Units Redeemed...........      (106)           (262)          (1,935)          (340)          (2,910)          (583)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,698            (134)          (1,878)          (245)          (2,839)          (450)
                              =====            ====           ======           ====           ======           ====


SERIES V POLICIES
Units Issued.............        76               9                4              2                2              9
Units Redeemed...........        (3)            (40)             (72)           (18)            (104)           (43)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........        73             (31)             (68)           (16)            (102)           (34)
                              =====            ====           ======           ====           ======           ====


SERIES VI POLICIES
Units Issued.............     1,238              78               22             88               38             60
Units Redeemed...........       (94)           (289)          (1,427)          (393)          (1,741)          (331)
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........     1,144            (211)          (1,405)          (305)          (1,703)          (271)
                              =====            ====           ======           ====           ======           ====


SERIES VII POLICIES
Units Issued.............         3              --                1             --                3             --
Units Redeemed...........        --              --               (1)            --               (3)            --
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........         3              --               --             --               --             --
                              =====            ====           ======           ====           ======           ====


SERIES VIII POLICIES
Units Issued.............        34              --                6             --               12             --
Units Redeemed...........        --              --               (6)            --              (12)            --
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........        34              --               --             --               --             --
                              =====            ====           ======           ====           ======           ====


SERIES IX POLICIES
Units Issued.............        16              --                7             --               11             --
Units Redeemed...........        --              --               (7)            --              (11)            --
                              -----            ----           ------           ----           ------           ----
  Net Increase
     (Decrease)..........        16              --               --             --               --             --
                              =====            ====           ======           ====           ======           ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP
             MODERATE               MODERATE GROWTH             MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              ALLOCATION--             S&P 500 INDEX--         SMALL CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


        1,672        2,218        1,425        2,045          340          370            82         109
         (735)        (859)        (643)        (746)        (293)        (411)       (1,160)       (139)
        -----        -----        -----        -----         ----         ----        ------        ----
          937        1,359          782        1,299           47          (41)       (1,078)        (30)
        =====        =====        =====        =====         ====         ====        ======        ====



          294          516           63          206           59           52             1          15
          (89)        (188)        (285)        (122)         (60)         (61)          (61)        (13)
        -----        -----        -----        -----         ----         ----        ------        ----
          205          328         (222)          84           (1)          (9)          (60)          2
        =====        =====        =====        =====         ====         ====        ======        ====



        1,770        1,002          419          609           43          125            11          13
         (250)        (177)        (739)        (248)        (318)        (599)       (1,141)       (195)
        -----        -----        -----        -----         ----         ----        ------        ----
        1,520          825         (320)         361         (275)        (474)       (1,130)       (182)
        =====        =====        =====        =====         ====         ====        ======        ====



        1,339        1,745          567        1,815          168          160            45          42
         (237)        (260)        (354)        (220)        (283)        (495)       (1,419)       (190)
        -----        -----        -----        -----         ----         ----        ------        ----
        1,102        1,485          213        1,595         (115)        (335)       (1,374)       (148)
        =====        =====        =====        =====         ====         ====        ======        ====



           38           94            3           49           14           12             2           1
          (45)         (91)         (75)         (78)         (31)         (65)          (44)        (10)
        -----        -----        -----        -----         ----         ----        ------        ----
           (7)           3          (72)         (29)         (17)         (53)          (42)         (9)
        =====        =====        =====        =====         ====         ====        ======        ====



          423        1,175          226          624          128          187            51          29
         (282)        (142)        (314)        (427)        (325)        (290)         (867)        (90)
        -----        -----        -----        -----         ----         ----        ------        ----
          141        1,033          (88)         197         (197)        (103)         (816)        (61)
        =====        =====        =====        =====         ====         ====        ======        ====



           56           --           11           --            6           --            --          --
           --           --           --           --           --           --            --          --
        -----        -----        -----        -----         ----         ----        ------        ----
           56           --           11           --            6           --            --          --
        =====        =====        =====        =====         ====         ====        ======        ====



          126           --          154           --           18           --             4          --
           --           --           --           --           --           --            (4)         --
        -----        -----        -----        -----         ----         ----        ------        ----
          126           --          154           --           18           --            --          --
        =====        =====        =====        =====         ====         ====        ======        ====



           95           --           86           --           14           --             2          --
           (1)          --          (12)          --           --           --            (2)         --
        -----        -----        -----        -----         ----         ----        ------        ----
           94           --           74           --           14           --            --          --
        =====        =====        =====        =====         ====         ====        ======        ====


--------------------------------------------------------------------------------






                                   MAINSTAY VP                     MAINSTAY VP                    ALGER AMERICAN
                                 U.S. SMALL CAP--                    VALUE--                    SMALLCAP GROWTH--
                                  SERVICE CLASS                   SERVICE CLASS                   CLASS S SHARES
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............      804               89             --                64             29              40
Units Redeemed...........      (29)             (70)            --            (1,338)           (60)            (79)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      775               19             --            (1,274)           (31)            (39)
                               ===             ====             ==            ======           ====            ====


SERIES II POLICIES
Units Issued.............       54               16             --                12             --               1
Units Redeemed...........       (6)             (37)            --              (188)            (9)            (12)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       48              (21)            --              (176)            (9)            (11)
                               ===             ====             ==            ======           ====            ====


SERIES III POLICIES
Units Issued.............      776               25             --                16              1               8
Units Redeemed...........      (28)            (123)            --            (1,945)           (82)           (122)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      748              (98)            --            (1,929)           (81)           (114)
                               ===             ====             ==            ======           ====            ====


SERIES IV POLICIES
Units Issued.............      947               71             --                62              3               9
Units Redeemed...........      (28)             (60)            --            (1,924)          (100)           (168)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      919               11             --            (1,862)           (97)           (159)
                               ===             ====             ==            ======           ====            ====


SERIES V POLICIES
Units Issued.............       40                6             --                 2              1              --
Units Redeemed...........       (7)             (10)            --               (83)            (2)             (8)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       33               (4)            --               (81)            (1)             (8)
                               ===             ====             ==            ======           ====            ====


SERIES VI POLICIES
Units Issued.............      543               65             --                41              1               2
Units Redeemed...........      (31)            (100)            --            (1,494)           (58)            (97)
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........      512              (35)            --            (1,453)           (57)            (95)
                               ===             ====             ==            ======           ====            ====


SERIES VII POLICIES
Units Issued.............        2               --             --                --             --              --
Units Redeemed...........       --               --             --                --             --              --
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........        2               --             --                --             --              --
                               ===             ====             ==            ======           ====            ====


SERIES VIII POLICIES
Units Issued.............       21               --             --                --             --              --
Units Redeemed...........       --               --             --                --             --              --
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       21               --             --                --             --              --
                               ===             ====             ==            ======           ====            ====


SERIES IX POLICIES
Units Issued.............       11               --             --                --             --              --
Units Redeemed...........       --               --             --                --             --              --
                               ---             ----             --            ------           ----            ----
  Net Increase
     (Decrease)..........       11               --             --                --             --              --
                               ===             ====             ==            ======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






        COLUMBIA SMALL CAP
            VALUE FUND,          DREYFUS IP TECHNOLOGY        FIDELITY(R) VIP           FIDELITY(R) VIP
         VARIABLE SERIES--             GROWTH--               CONTRAFUND(R)--           EQUITY-INCOME--
              CLASS B               SERVICE SHARES            SERVICE CLASS 2           SERVICE CLASS 2
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------


           65           95         171           73           461          582          214          286
         (136)        (238)        (48)         (60)         (289)        (236)        (205)        (271)
         ----         ----         ---          ---          ----         ----         ----         ----
          (71)        (143)        123           13           172          346            9           15
         ====         ====         ===          ===          ====         ====         ====         ====



           11           19          27           42            91          198           47           69
          (23)         (51)        (29)         (16)          (93)        (142)         (51)        (138)
         ----         ----         ---          ---          ----         ----         ----         ----
          (12)         (32)         (2)          26            (2)          56           (4)         (69)
         ====         ====         ===          ===          ====         ====         ====         ====



           22           46         148           13           102          347           42          113
          (48)        (114)        (29)         (81)         (308)        (386)        (214)        (540)
         ----         ----         ---          ---          ----         ----         ----         ----
          (26)         (68)        119          (68)         (206)         (39)        (172)        (427)
         ====         ====         ===          ===          ====         ====         ====         ====



           77           77         255          115           425          842          111          273
          (93)        (156)        (51)         (40)         (734)        (620)        (325)        (291)
         ----         ----         ---          ---          ----         ----         ----         ----
          (16)         (79)        204           75          (309)         222         (214)         (18)
         ====         ====         ===          ===          ====         ====         ====         ====



           18           14          14           19            29           64            9           11
           (6)         (22)         (5)          (3)          (82)         (63)         (38)        (101)
         ----         ----         ---          ---          ----         ----         ----         ----
           12           (8)          9           16           (53)           1          (29)         (90)
         ====         ====         ===          ===          ====         ====         ====         ====



           19           35         201           41           202          480           63          142
          (73)         (81)        (20)         (55)         (322)        (368)        (236)        (338)
         ----         ----         ---          ---          ----         ----         ----         ----
          (54)         (46)        181          (14)         (120)         112         (173)        (196)
         ====         ====         ===          ===          ====         ====         ====         ====



            2           --           8           --            28           --            9           --
           --           --          --           --            (4)          --           --           --
         ----         ----         ---          ---          ----         ----         ----         ----
            2           --           8           --            24           --            9           --
         ====         ====         ===          ===          ====         ====         ====         ====



            8           --          31           --            96           --           40           --
           --           --          --           --            (1)          --           --           --
         ----         ----         ---          ---          ----         ----         ----         ----
            8           --          31           --            95           --           40           --
         ====         ====         ===          ===          ====         ====         ====         ====



            3           --          21           --            54           --           28           --
           --           --          (2)          --            (4)          --           --           --
         ----         ----         ---          ---          ----         ----         ----         ----
            3           --          19           --            50           --           28           --
         ====         ====         ===          ===          ====         ====         ====         ====


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN                     JANUS ASPEN
                                   FIDELITY(R)                       BALANCED                       WORLDWIDE
                                  VIP MID CAP--                    PORTFOLIO--                     PORTFOLIO--
                                 SERVICE CLASS 2                  SERVICE SHARES                  SERVICE SHARES
                            -------------------------       -------------------------       -------------------------
                               2009            2008            2009            2008            2009            2008
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       218             276             258             301            102              88
Units Redeemed...........      (333)           (697)           (125)           (158)           (42)            (44)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (115)           (421)            133             143             60              44
                               ====            ====            ====            ====            ===             ===


SERIES II POLICIES
Units Issued.............        50              54              53             148             18              26
Units Redeemed...........       (31)            (31)            (38)            (46)            (7)            (21)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        19              23              15             102             11               5
                               ====            ====            ====            ====            ===             ===


SERIES III POLICIES
Units Issued.............        45              84              59             126             59              36
Units Redeemed...........      (195)           (427)           (145)           (205)           (34)            (92)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (150)           (343)            (86)            (79)            25             (56)
                               ====            ====            ====            ====            ===             ===


SERIES IV POLICIES
Units Issued.............       225             326             239             430             76              80
Units Redeemed...........      (371)           (327)           (300)           (234)           (43)            (41)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (146)             (1)            (61)            196             33              39
                               ====            ====            ====            ====            ===             ===


SERIES V POLICIES
Units Issued.............        19              27              18              29              5              10
Units Redeemed...........       (14)            (28)            (39)            (47)            (1)            (11)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........         5              (1)            (21)            (18)             4              (1)
                               ====            ====            ====            ====            ===             ===


SERIES VI POLICIES
Units Issued.............        50             190             137             203             26              59
Units Redeemed...........      (228)           (193)           (116)            (85)           (28)            (39)
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........      (178)             (3)             21             118             (2)             20
                               ====            ====            ====            ====            ===             ===


SERIES VII POLICIES
Units Issued.............        16              --              15              --              6              --
Units Redeemed...........        --              --              --              --             --              --
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        16              --              15              --              6              --
                               ====            ====            ====            ====            ===             ===


SERIES VIII POLICIES
Units Issued.............        66              --              88              --             15              --
Units Redeemed...........        --              --              (1)             --             (1)             --
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        66              --              87              --             14              --
                               ====            ====            ====            ====            ===             ===


SERIES IX POLICIES
Units Issued.............        39              --              42              --             13              --
Units Redeemed...........        --              --              --              --             (1)             --
                               ----            ----            ----            ----            ---             ---
  Net Increase
     (Decrease)..........        39              --              42              --             12              --
                               ====            ====            ====            ====            ===             ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                       NEUBERGER BERMAN
                                                                                          AMT MID-CAP
         MFS(R) INVESTORS               MFS(R)                    MFS(R)                    GROWTH
          TRUST SERIES--           RESEARCH SERIES--        UTILITIES SERIES--            PORTFOLIO--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS                CLASS S
      ----------------------    ----------------------    ----------------------    ----------------------
         2009         2008         2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------



          14           27           18           19           446           671         36           92
         (11)          (7)         (12)         (21)         (740)       (1,316)       (98)         (81)
         ---          ---          ---          ---          ----        ------        ---          ---
           3           20            6           (2)         (294)         (645)       (62)          11
         ===          ===          ===          ===          ====        ======        ===          ===



          --            9            3            3            81           206          5           10
          (3)          (2)          (4)          (5)          (98)         (245)        (7)         (19)
         ---          ---          ---          ---          ----        ------        ---          ---
          (3)           7           (1)          (2)          (17)          (39)        (2)          (9)
         ===          ===          ===          ===          ====        ======        ===          ===



          26           20            9           13           110           227         21           23
         (12)         (10)         (24)          (9)         (450)         (802)       (62)         (69)
         ---          ---          ---          ---          ----        ------        ---          ---
          14           10          (15)           4          (340)         (575)       (41)         (46)
         ===          ===          ===          ===          ====        ======        ===          ===



          12           28           18           16           258           544         27           64
          (8)         (24)         (14)         (24)         (341)         (704)       (61)         (25)
         ---          ---          ---          ---          ----        ------        ---          ---
           4            4            4           (8)          (83)         (160)       (34)          39
         ===          ===          ===          ===          ====        ======        ===          ===



          --            5           --            2             8            50          2           20
          (7)          (1)          --           --           (48)          (83)       (21)          (3)
         ---          ---          ---          ---          ----        ------        ---          ---
          (7)           4           --            2           (40)          (33)       (19)          17
         ===          ===          ===          ===          ====        ======        ===          ===



           7           17            2           18           134           454         23           49
          (4)         (23)         (27)         (22)         (563)         (630)       (59)         (69)
         ---          ---          ---          ---          ----        ------        ---          ---
           3           (6)         (25)          (4)         (429)         (176)       (36)         (20)
         ===          ===          ===          ===          ====        ======        ===          ===



          --           --           --           --            47            --          2           --
          --           --           --           --            --            --         --           --
         ---          ---          ---          ---          ----        ------        ---          ---
          --           --           --           --            47            --          2           --
         ===          ===          ===          ===          ====        ======        ===          ===



           4           --            3           --            92            --          8           --
          --           --           --           --            (1)           --         --           --
         ---          ---          ---          ---          ----        ------        ---          ---
           4           --            3           --            91            --          8           --
         ===          ===          ===          ===          ====        ======        ===          ===



          --           --            1           --            84            --         14           --
          --           --           (1)          --            (1)           --         --           --
         ---          ---          ---          ---          ----        ------        ---          ---
          --           --           --           --            83            --         14           --
         ===          ===          ===          ===          ====        ======        ===          ===


--------------------------------------------------------------------------------







                                                 VAN KAMPEN'S UIF
                                                     EMERGING
                         T. ROWE PRICE            MARKETS EQUITY              VICTORY VIF
                         EQUITY INCOME              PORTFOLIO--           DIVERSIFIED STOCK--
                         PORTFOLIO--II               CLASS II               CLASS A SHARES
                    ----------------------    ----------------------    ----------------------
                       2009         2008         2009         2008         2009         2008
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       231          298         190           185          39           79
Units Redeemed...      (220)        (266)        (54)          (74)        (56)         (58)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        11           32         136           111         (17)          21
                       ====         ====         ===          ====         ===          ===


SERIES II
  POLICIES
Units Issued.....        46          106          52            73          32           28
Units Redeemed...       (85)        (112)        (28)          (53)         (5)          (8)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..       (39)          (6)         24            20          27           20
                       ====         ====         ===          ====         ===          ===


SERIES III
  POLICIES
Units Issued.....        39           73         105           113          14           32
Units Redeemed...      (251)        (481)        (47)         (105)        (50)         (27)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..      (212)        (408)         58             8         (36)           5
                       ====         ====         ===          ====         ===          ===


SERIES IV
  POLICIES
Units Issued.....       163          428         167           162          65          121
Units Redeemed...      (584)        (875)        (66)         (171)        (56)         (29)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..      (421)        (447)        101            (9)          9           92
                       ====         ====         ===          ====         ===          ===


SERIES V POLICIES
Units Issued.....         4           53          23            14           5           20
Units Redeemed...       (72)        (136)         (6)           (7)         (9)          (1)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..       (68)         (83)         17             7          (4)          19
                       ====         ====         ===          ====         ===          ===


SERIES VI
  POLICIES
Units Issued.....        67          165         137           141           3           41
Units Redeemed...      (263)        (496)        (58)         (132)        (55)         (17)
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..      (196)        (331)         79             9         (52)          24
                       ====         ====         ===          ====         ===          ===


SERIES VII
  POLICIES
Units Issued.....        10           --          22            --           1           --
Units Redeemed...        --           --          --            --          --           --
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        10           --          22            --           1           --
                       ====         ====         ===          ====         ===          ===


SERIES VIII
  POLICIES
Units Issued.....        26           --          61            --           5           --
Units Redeemed...        --           --          --            --          --           --
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        26           --          61            --           5           --
                       ====         ====         ===          ====         ===          ===


SERIES IX
  POLICIES
Units Issued.....        24           --          39            --           2           --
Units Redeemed...        --           --          --            --          --           --
                       ----         ----         ---          ----         ---          ---
  Net Increase
     (Decrease)..        24           --          39            --           2           --
                       ====         ====         ===          ====         ===          ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2009, 2008, 2007, 2006 and 2005:





                                                       MAINSTAY VP
                                                   BOND--INITIAL CLASS
                                     -----------------------------------------------
                                       2009     2008      2007      2006      2005
                                     -----------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $82,627   $86,749  $103,808  $116,353  $143,751
Units Outstanding..................    4,350     4,854     5,935     6,999     8,911
Variable Accumulation Unit Value...  $ 19.00   $ 17.87  $  17.47  $  16.64  $  16.14
Total Return.......................     6.3%      2.3%      5.0%      3.1%      0.8%
Investment Income Ratio............     4.6%      4.0%      3.5%      1.1%      3.0%

SERIES II POLICIES (b)
Net Assets.........................  $   613   $   660  $    936  $    959  $  1,139
Units Outstanding..................       40        46        66        71        87
Variable Accumulation Unit Value...  $ 15.30   $ 14.42  $  14.12  $  13.46  $  13.08
Total Return.......................     6.1%      2.1%      4.9%      2.9%      0.6%
Investment Income Ratio............     4.5%      3.6%      3.4%      1.1%      3.1%

SERIES III POLICIES (c)
Net Assets.........................  $34,959   $38,193  $ 39,600  $ 40,200  $ 46,639
Units Outstanding..................    2,339     2,710     2,869     3,053     3,643
Variable Accumulation Unit Value...  $ 14.95   $ 14.10  $  13.81  $  13.17  $  12.80
Total Return.......................     6.1%      2.1%      4.8%      2.9%      0.6%
Investment Income Ratio............     4.5%      4.2%      3.7%      1.1%      3.0%

SERIES IV POLICIES (d)
Net Assets.........................  $11,587   $11,916  $ 12,065  $ 11,976  $ 13,277
Units Outstanding..................      860       940       971     1,014     1,158
Variable Accumulation Unit Value...  $ 13.47   $ 12.68  $  12.40  $  11.82  $  11.47
Total Return.......................     6.2%      2.2%      5.0%      3.0%      0.7%
Investment Income Ratio............     4.6%      4.1%      3.6%      1.1%      3.1%

SERIES V POLICIES (e)
Net Assets.........................  $   121   $   188  $    208  $    240  $    271
Units Outstanding..................        9        16        17        21        25
Variable Accumulation Unit Value...  $ 12.79   $ 12.09  $  11.88  $  11.36  $  11.07
Total Return.......................     5.8%      1.8%      4.6%      2.6%      0.3%
Investment Income Ratio............     4.3%      4.1%      3.4%      1.1%      3.2%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --  $     --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $     --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MainStay VP                                      MainStay VP
                       Cash Management                            Common Stock--Initial Class
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009     2008     2007      2006      2005
      ------------------------------------------------------------------------------------------------


      $109,910  $173,656  $121,912   $94,109  $104,359  $94,392  $89,607  $181,427  $217,729  $234,431
        81,717   127,879    90,100    71,765    82,631    4,440    5,082     6,457     8,043     9,934
      $   1.35  $   1.36  $   1.35   $  1.31  $   1.27  $ 21.28  $ 17.63  $  28.11  $  27.11  $  23.61
         (1.3%)     0.8%      3.4%      3.1%      1.5%    20.7%   (37.3%)     3.7%     14.9%      6.2%
            --      2.1%      4.7%      4.5%      2.9%     2.1%     1.4%      1.2%      0.5%      0.9%


      $ 12,607  $ 27,184  $ 13,015   $ 5,265  $  3,519  $   432  $   343  $    604  $    684  $    902
        11,459    24,265    11,758     4,894     3,332       59       56        62        72       110
      $   1.10  $   1.12  $   1.11   $  1.08  $   1.04  $  7.37  $  6.11  $   9.76  $   9.43  $   8.22
         (1.5%)     0.6%      3.2%      3.0%      1.4%    20.5%   (37.4%)     3.5%     14.7%      6.0%
          0.1%      2.0%      4.7%      4.5%      2.8%     2.2%     1.5%      1.2%      0.5%      0.9%


      $ 74,347  $136,011  $ 79,545   $44,139  $ 41,117  $14,310  $13,910  $ 26,757  $ 30,739  $ 30,004
        68,620   124,224    71,971    41,247    38,715    1,935    2,267     2,725     3,244     3,632
      $   1.09  $   1.10  $   1.10   $  1.06  $   1.03  $  7.39  $  6.13  $   9.80  $   9.47  $   8.26
         (1.5%)     0.6%      3.2%      2.9%      1.3%    20.5%   (37.4%)     3.5%     14.6%      6.0%
          0.1%      2.0%      4.7%      4.5%      2.9%     2.1%     1.4%      1.2%      0.6%      1.0%


      $ 70,669  $114,583  $ 42,684   $26,243  $ 19,248  $ 5,294  $ 5,006  $  9,415  $  9,783  $  9,394
        66,778   106,914    39,964    25,518    18,974      506      575       678       730       805
      $   1.06  $   1.07  $   1.06   $  1.03  $   1.00  $ 10.51  $  8.71  $  13.89  $  13.41  $  11.68
         (1.4%)     0.7%      3.3%      3.1%      1.5%    20.6%   (37.3%)     3.6%     14.8%      6.1%
            --      1.9%      4.7%      4.5%      2.9%     2.1%     1.4%      1.3%      0.6%      1.0%


      $  2,590  $  9,319  $  4,304   $ 3,113  $  2,154  $    35  $    51  $    114  $    121  $    316
         2,526     8,666     4,102     3,075     2,184        3        5         7         8        24
      $   1.03  $   1.05  $   1.04   $  1.01  $   0.99  $ 11.59  $  9.64  $  15.44  $  14.96  $  13.08
         (1.8%)     0.3%      2.9%      2.7%      1.1%    20.2%   (37.6%)     3.2%     14.4%      5.7%
          0.1%      1.9%      4.7%      4.5%      2.9%     2.2%     1.5%      1.2%      0.3%      1.1%


      $ 36,228  $ 63,907  $ 20,615   $11,521  $  7,743  $    --  $    --  $     --  $     --  $     --
        34,748    60,512    19,513    11,138     7,833       --       --        --        --        --
      $   1.04  $   1.06  $   1.05   $  1.02  $   1.00  $    --  $    --  $     --  $     --  $     --
         (1.7%)     0.4%      3.0%      2.8%      1.2%       --       --        --        --        --
          0.1%      1.9%      4.7%      4.5%      2.9%       --       --        --        --        --


      $  1,564  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
           157        --        --        --        --       --       --        --        --        --
      $   9.94  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
         (0.6%)       --        --        --        --       --       --        --        --        --
            --        --        --        --        --       --       --        --        --        --


      $    831  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
            70        --        --        --        --       --       --        --        --        --
      $   9.95  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
         (0.5%)       --        --        --        --       --       --        --        --        --
            --        --        --        --        --       --       --        --        --        --


      $    392  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
            39        --        --        --        --       --       --        --        --        --
      $   9.93  $     --  $     --   $    --  $     --  $    --  $    --  $     --  $     --  $     --
         (0.7%)       --        --        --        --       --       --        --        --        --
            --        --        --        --        --       --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                                CONVERTIBLE--INITIAL CLASS
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $80,831  $62,517  $119,531  $129,667  $143,841
Units Outstanding..................     3,805    4,241     5,245     6,442     7,778
Variable Accumulation Unit Value...   $ 21.24  $ 14.75  $  22.80  $  20.13  $  18.49
Total Return.......................     44.0%   (35.3%)    13.3%      8.9%      5.1%
Investment Income Ratio............      2.2%     2.0%      2.2%      2.2%      1.5%

SERIES II POLICIES (b)
Net Assets.........................   $   857  $   663  $  1,182  $  1,254  $  1,313
Units Outstanding..................        72       80        92       111       126
Variable Accumulation Unit Value...   $ 11.90  $  8.27  $  12.81  $  11.33  $  10.42
Total Return.......................     43.8%   (35.4%)    13.1%      8.7%      5.0%
Investment Income Ratio............      2.2%     2.1%      2.2%      2.2%      1.4%

SERIES III POLICIES (c)
Net Assets.........................   $26,935  $20,103  $ 35,196  $ 32,850  $ 34,249
Units Outstanding..................     2,371    2,540     2,876     3,037     3,436
Variable Accumulation Unit Value...   $ 11.36  $  7.90  $  12.24  $  10.83  $   9.97
Total Return.......................     43.8%   (35.5%)    13.0%      8.7%      4.9%
Investment Income Ratio............      2.2%     2.1%      2.3%      2.3%      1.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 9,754  $ 7,926  $ 12,384  $ 11,775  $ 12,116
Units Outstanding..................       695      811       819       881       987
Variable Accumulation Unit Value...   $ 14.08  $  9.78  $  15.13  $  13.36  $  12.28
Total Return.......................     44.0%   (35.4%)    13.2%      8.8%      5.1%
Investment Income Ratio............      2.2%     2.2%      2.3%      2.3%      1.5%

SERIES V POLICIES (e)
Net Assets.........................   $   107  $   255  $    423  $    464  $    229
Units Outstanding..................         7       24        26        32        17
Variable Accumulation Unit Value...   $ 15.30  $ 10.67  $  16.57  $  14.70  $  13.56
Total Return.......................     43.4%   (35.6%)    12.8%      8.4%      4.7%
Investment Income Ratio............      0.8%     2.1%      2.2%      4.8%      1.5%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --  $    --  $     --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --  $     --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                      MAINSTAY VP
                  GOVERNMENT--INITIAL CLASS                       GROWTH EQUITY--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007      2006      2005
      -------------------------------------------------------------------------------------------------



       $66,836   $86,408   $70,190   $82,614  $105,432  $111,757  $95,684  $198,461  $226,445  $282,124
         3,659     4,740     4,166     5,160     6,756     6,886    7,796     9,739    12,330    15,825
       $ 18.28   $ 18.24   $ 16.85   $ 16.02  $  15.61  $  16.25  $ 12.28  $  20.37  $  18.38  $  17.85
          0.2%      8.3%      5.2%      2.6%      1.0%     32.3%   (39.7%)    10.8%      3.0%      6.9%
          3.3%      3.2%      4.6%      0.9%      2.9%      0.6%     0.5%      0.1%      0.3%        --


       $   534   $   514   $   579   $   721  $  1,063  $     92  $   102  $    256  $    344  $    652
            37        36        43        57        86        15       22        34        50        98
       $ 14.41   $ 14.41   $ 13.33   $ 12.69  $  12.38  $   6.05  $  4.58  $   7.61  $   6.87  $   6.68
            --      8.1%      5.0%      2.5%      0.8%     32.1%   (39.8%)    10.7%      2.8%      6.8%
          3.6%      2.7%      4.3%      0.8%      2.8%      0.5%     0.5%      0.1%      0.3%        --


       $28,091   $36,740   $30,102   $31,736  $ 37,741  $  9,424  $ 8,325  $ 16,543  $ 17,425  $ 20,832
         1,972     2,597     2,290     2,535     3,086     1,712    1,997     2,389     2,784     3,416
       $ 14.21   $ 14.21   $ 13.15   $ 12.53  $  12.23  $   5.50  $  4.17  $   6.93  $   6.26  $   6.09
            --      8.1%      5.0%      2.4%      0.8%     32.1%   (39.8%)    10.6%      2.8%      6.7%
          3.3%      3.2%      4.7%      1.0%      2.8%      0.6%     0.5%      0.1%      0.3%        --


       $ 9,514   $11,635   $ 9,360   $10,147  $ 11,975  $  4,397  $ 3,740  $  6,849  $  7,542  $  8,595
           735       900       783       893     1,082       476      531       586       715       839
       $ 12.95   $ 12.93   $ 11.95   $ 11.36  $  11.08  $   9.31  $  7.04  $  11.69  $  10.55  $  10.25
          0.2%      8.2%      5.1%      2.6%      0.9%     32.3%   (39.8%)    10.8%      2.9%      6.9%
          3.4%      3.3%      4.7%      0.9%      2.9%      0.6%     0.6%      0.1%      0.3%        --


       $    93   $   144   $   183   $   217  $    301  $      7  $     5  $      8  $      7  $     30
             8        12        16        20        28         1        1         1         1         2
       $ 12.34   $ 12.37   $ 11.48   $ 10.96  $  10.73  $  11.16  $  8.47  $  14.12  $  12.80  $  12.49
         (0.2%)     7.8%      4.7%      2.1%      0.5%     31.7%   (40.0%)    10.3%      2.5%      6.4%
          3.5%      2.7%      4.8%      0.9%      2.9%      0.6%     0.6%      0.1%      0.3%        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
       $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                        HIGH YIELD
                                               CORPORATE BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $290,898  $217,881  $382,936  $475,318  $532,635
Units Outstanding..................    10,751    11,326    14,914    18,683    23,132
Variable Accumulation Unit Value...  $  27.07  $  19.22  $  25.68  $  25.46  $  23.05
Total Return.......................     40.8%    (25.2%)     0.9%     10.5%      1.5%
Investment Income Ratio............      7.8%      8.4%      6.2%      1.8%      5.5%

SERIES II POLICIES (b)
Net Assets.........................  $  2,361  $  1,840  $  2,223  $  3,736  $  3,072
Units Outstanding..................       139       152       137       232       213
Variable Accumulation Unit Value...  $  17.01  $  12.10  $  16.19  $  16.07  $  14.57
Total Return.......................     40.6%    (25.3%)     0.7%     10.3%      1.4%
Investment Income Ratio............      9.1%      8.7%      5.2%      2.2%      4.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 81,963  $ 57,001  $ 93,011  $103,150  $105,143
Units Outstanding..................     4,921     4,799     5,857     6,543     7,353
Variable Accumulation Unit Value...  $  16.67  $  11.86  $  15.88  $  15.77  $  14.31
Total Return.......................     40.6%    (25.3%)     0.7%     10.3%      1.3%
Investment Income Ratio............      8.0%      8.6%      6.3%      1.9%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 28,187  $ 19,633  $ 30,072  $ 34,662  $ 37,289
Units Outstanding..................     1,643     1,609     1,842     2,142     2,554
Variable Accumulation Unit Value...  $  17.17  $  12.20  $  16.31  $  16.17  $  14.65
Total Return.......................     40.8%    (25.2%)     0.8%     10.4%      1.5%
Investment Income Ratio............      7.9%      8.7%      6.4%      1.9%      5.6%

SERIES V POLICIES (e)
Net Assets.........................  $    292  $    191  $    418  $    914  $  1,179
Units Outstanding..................        16        15        25        54        78
Variable Accumulation Unit Value...  $  17.74  $  12.65  $  16.99  $  16.91  $  15.38
Total Return.......................     40.2%    (25.5%)     0.4%     10.0%      1.1%
Investment Income Ratio............      8.0%      8.7%      4.7%      1.8%      6.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME BUILDER--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007      2006      2005
      -------------------------------------------------------------------------------------------------




      $151,659  $106,056   $66,251   $36,095   $33,772   $76,356  $73,712  $133,026  $155,310  $179,431
        13,405    11,955     4,594     2,640     2,904     4,058    4,775     6,205     7,691     9,593
      $  11.32  $   8.87   $ 14.42   $ 13.68   $ 11.63   $ 18.82  $ 15.45  $  21.45  $  20.23  $  18.74
         27.6%    (38.5%)     5.4%     17.6%      4.0%     21.8%   (27.9%)     6.0%      8.0%      5.0%
          1.8%      0.6%      0.6%      0.3%      0.9%      3.6%     3.1%      2.1%      0.6%      1.4%


      $  1,438  $    896   $   583   $   306   $   336   $   171  $   201  $    336  $    365  $    500
           138       110        45        24        31        20       28        34        39        58
      $  10.39  $   8.16   $ 13.27   $ 12.62   $ 10.74   $  8.59  $  7.06  $   9.81  $   9.27  $   8.60
         27.4%    (38.6%)     5.2%     17.5%      3.8%     21.6%   (28.0%)     5.9%      7.8%      4.9%
          1.8%      0.6%      0.6%      0.2%      0.8%      3.5%     3.3%      2.1%      0.5%      1.3%


      $ 49,320  $ 31,234   $21,862   $13,419   $11,362   $ 9,138  $ 9,148  $ 15,244  $ 17,053  $ 18,186
         4,822     3,890     1,672     1,080     1,073     1,114    1,356     1,627     1,924     2,210
      $  10.23  $   8.03   $ 13.08   $ 12.44   $ 10.59   $  8.20  $  6.75  $   9.38  $   8.87  $   8.23
         27.4%    (38.6%)     5.2%     17.4%      3.8%     21.6%   (28.1%)     5.8%      7.8%      4.8%
          1.7%      0.6%      0.6%      0.3%      0.9%      3.5%     3.2%      2.2%      0.6%      1.4%


      $ 17,893  $  9,592   $ 6,279   $ 3,829   $ 3,129   $ 3,617  $ 3,385  $  5,942  $  6,426  $  6,488
         1,607     1,096       441       283       272       321      363       459       526       573
      $  11.16  $   8.75   $ 14.23   $ 13.51   $ 11.49   $ 11.36  $  9.33  $  12.95  $  12.22  $  11.33
         27.5%    (38.5%)     5.3%     17.6%      3.9%     21.7%   (28.0%)     6.0%      7.9%      5.0%
          1.7%      0.6%      0.6%      0.3%      0.9%      3.6%     3.2%      2.2%      0.6%      1.5%


      $    163  $    111   $    77   $    42   $   282   $    11  $     9  $     48  $     46  $    308
            11        10         4         2        19         1        1         3         3        24
      $  14.37  $  11.31   $ 18.46   $ 17.60   $ 15.03   $ 12.57  $ 10.37  $  14.45  $  13.69  $  12.74
         27.0%    (38.7%)     4.9%     17.1%      3.5%     21.3%   (28.3%)     5.5%      7.5%      4.6%
          1.8%      0.6%      0.6%        --      1.0%      3.7%     1.5%      2.3%      0.2%      1.4%


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --


      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
      $     --  $     --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --
            --        --        --        --        --        --       --        --        --        --
            --        --        --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                            INTERNATIONAL EQUITY--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $44,166   $45,986   $84,428   $90,947   $67,127
Units Outstanding..................     1,985     2,432     3,273     3,643     3,484
Variable Accumulation Unit Value...   $ 22.26   $ 18.92   $ 25.81   $ 24.94   $ 19.26
Total Return.......................     17.7%    (26.7%)     3.5%     29.5%      6.5%
Investment Income Ratio............      6.9%      1.3%      0.6%      0.3%      1.8%

SERIES II POLICIES (b)
Net Assets.........................   $   674   $   596   $ 1,125   $ 1,182   $   633
Units Outstanding..................        50        52        72        78        54
Variable Accumulation Unit Value...   $ 13.47   $ 11.46   $ 15.66   $ 15.16   $ 11.72
Total Return.......................     17.5%    (26.8%)     3.3%     29.3%      6.3%
Investment Income Ratio............      7.2%      1.3%      0.6%      0.3%      1.6%

SERIES III POLICIES (c)
Net Assets.........................   $17,013   $17,757   $29,445   $30,076   $18,508
Units Outstanding..................     1,263     1,549     1,879     1,981     1,576
Variable Accumulation Unit Value...   $ 13.47   $ 11.47   $ 15.68   $ 15.18   $ 11.75
Total Return.......................     17.5%    (26.9%)     3.3%     29.2%      6.3%
Investment Income Ratio............      6.9%      1.4%      0.6%      0.3%      1.7%

SERIES IV POLICIES (d)
Net Assets.........................   $ 6,193   $ 5,824   $ 9,134   $ 8,631   $ 5,810
Units Outstanding..................       386       427       490       478       417
Variable Accumulation Unit Value...   $ 16.05   $ 13.64   $ 18.62   $ 18.01   $ 13.91
Total Return.......................     17.6%    (26.7%)     3.4%     29.4%      6.4%
Investment Income Ratio............      7.0%      1.4%      0.7%      0.3%      1.8%

SERIES V POLICIES (e)
Net Assets.........................   $    35   $    63   $    86   $ 1,858   $   386
Units Outstanding..................         2         4         4        94        25
Variable Accumulation Unit Value...   $ 17.32   $ 14.78   $ 20.26   $ 19.67   $ 15.26
Total Return.......................     17.2%    (27.0%)     3.0%     28.9%      6.0%
Investment Income Ratio............      5.2%      1.5%      0.5%      0.8%      1.8%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
               LARGE CAP GROWTH--INITIAL CLASS                     MID CAP CORE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------
</T-
abl-
e>




       $37,987   $29,821   $56,461   $56,353   $63,856   $49,084   $19,107   $44,024   $48,130   $47,318
         2,923     3,167     3,618     4,322     5,180     3,684     1,936     2,539     2,876     3,204
       $ 13.01   $  9.42   $ 15.61   $ 13.04   $ 12.33   $ 13.33   $  9.87   $ 17.34   $ 16.74   $ 14.77
         38.1%    (39.7%)    19.7%      5.7%      2.9%     35.0%    (43.0%)     3.6%     13.4%     14.3%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.6%


       $   295   $   193   $   391   $   339   $   439   $   227   $   174   $   355   $   468   $   313
            41        37        44        47        64        16        16        19        26        20
       $  7.21   $  5.23   $  8.68   $  7.27   $  6.88   $ 14.26   $ 10.58   $ 18.60   $ 17.98   $ 15.89
         37.9%    (39.7%)    19.5%      5.6%      2.7%     34.8%    (43.1%)     3.4%     13.2%     14.1%
            --      0.1%        --      0.1%        --      0.4%      0.3%      0.3%        --      0.7%


       $ 8,902   $ 6,856   $12,304   $10,746   $10,732   $20,507   $ 8,230   $18,072   $20,399   $20,574
         1,450     1,542     1,654     1,735     1,827     1,500       810     1,012     1,182     1,348
       $  6.14   $  4.46   $  7.40   $  6.19   $  5.87   $ 13.67   $ 10.15   $ 17.85   $ 17.27   $ 15.27
         37.8%    (39.8%)    19.4%      5.5%      2.7%     34.8%    (43.2%)     3.4%     13.1%     14.0%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.6%


       $ 2,848   $ 2,422   $ 3,646   $ 3,039   $ 3,000   $ 9,019   $ 3,439   $ 7,041   $ 7,055   $ 6,824
           276       322       292       291       304       666       344       401       416       456
       $ 10.39   $  7.52   $ 12.48   $ 10.43   $  9.87   $ 13.48   $  9.99   $ 17.55   $ 16.95   $ 14.96
         38.0%    (39.7%)    19.6%      5.7%      2.9%     35.0%    (43.1%)     3.5%     13.3%     14.2%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.6%


       $    70   $   172   $   260   $   101   $    90   $    32   $    14   $    26   $    26   $    27
             6        19        17         8         8         2         1         1         1         2
       $ 12.29   $  8.94   $ 14.88   $ 12.49   $ 11.87   $ 15.61   $ 11.61   $ 20.48   $ 19.86   $ 17.60
         37.5%    (39.9%)    19.1%      5.3%      2.4%     34.4%    (43.3%)     3.1%     12.8%     13.7%
            --      0.1%        --      0.1%        --      0.5%      0.3%      0.4%        --      0.5%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--     $23,906   $60,357   $63,407   $66,803
Units Outstanding..................      --       2,794     3,847     4,615     5,239
Variable Accumulation Unit Value...     $--     $  8.57   $ 15.70   $ 13.75   $ 12.76
Total Return.......................      --      (45.4%)    14.2%      7.7%     15.5%
Investment Income Ratio............      --          --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................     $--     $   120   $   293   $   365   $   470
Units Outstanding..................      --          11        15        21        29
Variable Accumulation Unit Value...     $--     $ 10.86   $ 19.94   $ 17.49   $ 16.26
Total Return.......................      --      (45.5%)    14.0%      7.5%     15.3%
Investment Income Ratio............      --          --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................     $--     $ 9,835   $23,871   $23,626   $26,887
Units Outstanding..................      --       1,143     1,505     1,697     2,077
Variable Accumulation Unit Value...     $--     $  8.64   $ 15.87   $ 13.93   $ 12.96
Total Return.......................      --      (45.5%)    13.9%      7.5%     15.3%
Investment Income Ratio............      --          --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................     $--     $ 4,317   $ 9,478   $ 9,021   $ 9,387
Units Outstanding..................      --         462       553       600       672
Variable Accumulation Unit Value...     $--     $  9.35   $ 17.15   $ 15.02   $ 13.96
Total Return.......................      --      (45.5%)    14.1%      7.7%     15.4%
Investment Income Ratio............      --          --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................     $--     $    22   $    44   $    19   $    45
Units Outstanding..................      --           2         2         1         2
Variable Accumulation Unit Value...     $--     $ 13.28   $ 24.45   $ 21.51   $ 20.06
Total Return.......................      --      (45.7%)    13.7%      7.2%     15.0%
Investment Income Ratio............      --          --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--     $    --   $    --   $    --   $    --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--     $    --   $    --   $    --   $    --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP VALUE--INITIAL CLASS                      S&P 500 INDEX--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


         $--     $34,773   $73,160   $90,427   $96,022  $188,528  $173,449  $356,727  $425,316  $463,829
          --       3,744     5,250     6,320     7,547     8,848    10,145    12,943    16,021    19,872
         $--     $  9.29   $ 13.95   $ 14.31   $ 12.72  $  21.33  $  17.13  $  27.58  $  26.58  $  23.35
          --      (33.4%)    (2.5%)    12.5%      4.2%     24.5%    (37.9%)     3.8%     13.8%      3.3%
          --        1.5%      0.9%      0.1%      0.8%      2.8%      2.1%      1.5%      0.5%      1.1%


         $--     $   254   $   455   $   614   $   715  $    574  $    592  $    964  $  1,128  $  1,578
          --          28        33        43        57        72        92        93       112       179
         $--     $  9.15   $ 13.76   $ 14.14   $ 12.59  $   8.02  $   6.45  $  10.40  $  10.04  $   8.83
          --      (33.5%)    (2.7%)    12.3%      4.1%     24.3%    (38.0%)     3.6%     13.7%      3.2%
          --        1.6%      0.9%      0.1%      0.7%      2.9%      2.3%      1.5%      0.5%      1.1%


         $--     $17,440   $34,312   $42,392   $43,214  $ 31,778  $ 30,579  $ 57,128  $ 71,942  $ 72,357
          --       1,878     2,456     2,953     3,378     4,093     4,880     5,662     7,380     8,434
         $--     $  9.29   $ 13.97   $ 14.36   $ 12.79  $   7.78  $   6.26  $  10.10  $   9.75  $   8.58
          --      (33.5%)    (2.7%)    12.2%      4.0%     24.3%    (38.0%)     3.6%     13.6%      3.1%
          --        1.5%      0.9%      0.1%      0.8%      2.8%      2.2%      1.5%      0.5%      1.2%


         $--     $ 7,297   $12,987   $14,247   $13,991  $ 12,245  $ 11,024  $ 20,632  $ 21,846  $ 21,290
          --         806       955     1,021     1,127     1,152     1,292     1,500     1,647     1,826
         $--     $  9.05   $ 13.60   $ 13.96   $ 12.42  $  10.63  $   8.54  $  13.76  $  13.26  $  11.66
          --      (33.4%)    (2.6%)    12.4%      4.2%     24.4%    (37.9%)     3.7%     13.8%      3.3%
          --        1.6%      1.0%      0.1%      0.8%      2.8%      2.2%      1.6%      0.5%      1.2%


         $--     $    79   $   174   $   212   $   259  $     81  $     87  $    190  $    191  $    345
          --           9        13        15        21         7         9        12        12        25
         $--     $  8.95   $ 13.50   $ 13.91   $ 12.42  $  12.40  $  10.00  $  16.18  $  15.66  $  13.82
          --      (33.7%)    (3.0%)    12.0%      3.8%     23.9%    (38.2%)     3.3%     13.3%      2.9%
          --        1.4%      0.9%      0.1%      0.6%      2.8%      2.1%      1.6%      0.3%      1.1%


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --

          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --


         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
         $--     $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --          --        --        --        --        --        --        --        --        --
          --          --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                      MAINSTAY VP
                                            SMALL CAP GROWTH--INITIAL CLASS
                                     --------------------------------------------
                                     2009    2008      2007      2006      2005
                                     --------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $--   $11,033   $24,405   $33,405   $38,454
Units Outstanding..................    --     1,744     2,292     2,996     3,613
Variable Accumulation Unit Value...   $--   $  6.31   $ 10.65   $ 11.16   $ 10.64
Total Return.......................    --    (40.8%)    (4.5%)     4.8%      2.6%
Investment Income Ratio............    --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $--   $    57   $   105   $   167   $   363
Units Outstanding..................    --         9        10        15        33
Variable Accumulation Unit Value...   $--   $  6.43   $ 10.86   $ 11.40   $ 10.89
Total Return.......................    --    (40.9%)    (4.7%)     4.7%      2.5%
Investment Income Ratio............    --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $--   $ 5,312   $10,880   $14,717   $16,095
Units Outstanding..................    --       856     1,036     1,335     1,527
Variable Accumulation Unit Value...   $--   $  6.22   $ 10.51   $ 11.04   $ 10.55
Total Return.......................    --    (40.9%)    (4.7%)     4.6%      2.4%
Investment Income Ratio............    --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $--   $ 3,105   $ 6,073   $ 7,081   $ 7,745
Units Outstanding..................    --       458       531       590       677
Variable Accumulation Unit Value...   $--   $  6.78   $ 11.45   $ 12.00   $ 11.45
Total Return.......................    --    (40.8%)    (4.6%)     4.8%      2.6%
Investment Income Ratio............    --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $--   $    26   $    51   $    57   $    78
Units Outstanding..................    --         4         4         4         6
Variable Accumulation Unit Value...   $--   $  7.42   $ 12.57   $ 13.23   $ 12.68
Total Return.......................    --    (41.0%)    (5.0%)     4.4%      2.2%
Investment Income Ratio............    --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $--   $    --   $    --   $    --   $    --
Units Outstanding..................    --        --        --        --        --
Variable Accumulation Unit Value...   $--   $    --   $    --   $    --   $    --
Total Return.......................    --        --        --        --        --
Investment Income Ratio............    --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                       MAINSTAY VP                                     MAINSTAY VP
              U.S. SMALL CAP--INITIAL CLASS                       VALUE--INITIAL CLASS
      --------------------------------------------  ------------------------------------------------
        2009     2008     2007      2006     2005     2009      2008      2007      2006      2005
      ----------------------------------------------------------------------------------------------




      $21,964  $ 7,469  $ 18,278  $14,757  $15,387     $--       $--    $151,097  $183,429  $184,372
        2,129    1,006     1,275    1,389    1,609      --        --       6,108     7,477     8,804
      $ 10.32  $  7.42   $ 14.26  $ 10.62  $  9.57     $--       $--    $  24.74  $  24.56  $  20.95
        39.1%   (48.0%)    34.2%    11.1%    10.5%      --        --        0.8%     17.2%      4.8%
           --       --        --       --       --      --        --        1.5%      0.4%      1.1%


      $   255  $   105   $   212  $   178  $   188     $--       $--    $    956  $    729  $    936
           26       15        15       18       21      --        --          67        51        77
      $  9.80  $  7.06   $ 13.58  $ 10.13  $  9.14     $--       $--    $  14.37  $  14.28  $  12.20
        38.9%   (48.0%)    34.0%    10.9%    10.3%      --        --        0.6%     17.0%      4.6%
           --       --        --       --       --      --        --        1.7%      0.3%      1.1%



      $10,506  $ 3,648   $ 8,932  $ 6,163  $ 5,528     $--       $--    $ 39,764  $ 45,206  $ 42,103
        1,074      518       656      606      603      --        --       2,903     3,319     3,616
      $  9.82  $  7.07   $ 13.62  $ 10.17  $  9.17     $--       $--    $  13.70  $  13.63  $  11.65
        38.8%   (48.1%)    33.9%    10.8%    10.3%      --        --        0.6%     17.0%      4.6%
           --       --        --       --       --      --        --        1.5%      0.4%      1.2%


      $ 4,752  $ 1,070   $ 2,147  $ 1,544  $ 1,575     $--       $--    $ 11,288  $ 12,559  $ 11,565
          363      114       118      115      130      --        --         865       967     1,046
      $ 13.08  $  9.41   $ 18.09  $ 13.48  $ 12.15     $--       $--    $  13.05  $  12.95  $  11.06
        39.0%   (48.0%)    34.1%    11.0%    10.4%      --        --        0.7%     17.2%      4.7%
           --       --        --       --       --      --        --        1.6%      0.4%      1.2%


      $    23  $    77   $   164  $     9  $    15     $--       $--    $    122  $    131  $    179
            1        7         7        1        1      --        --           9         9        15
      $ 15.90  $ 11.49   $ 22.17  $ 16.59  $ 15.01     $--       $--    $  13.92  $  13.87  $  11.89
        38.4%   (48.2%)    33.6%    10.6%    10.0%      --        --        0.3%     16.7%      4.3%
           --       --        --       --       --      --        --        1.5%      0.3%      1.0%


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --


      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
      $    --  $    --   $    --  $    --  $    --     $--       $--    $     --  $     --  $     --
           --       --        --       --       --      --        --          --        --        --
           --       --        --       --       --      --        --          --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                           ALGER
                                                         AMERICAN
                                                     SMALLCAP GROWTH--
                                                      CLASS O SHARES
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $29,725   $24,555   $60,436   $67,921   $66,237
Units Outstanding..................     2,517     2,981     3,861     5,028     5,793
Variable Accumulation Unit Value...   $ 11.82   $  8.24   $ 15.64   $ 13.53   $ 11.43
Total Return.......................     43.5%    (47.3%)    15.6%     18.3%     15.3%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   218   $   188   $   379   $   410   $   430
Units Outstanding..................        27        33        35        43        54
Variable Accumulation Unit Value...   $  8.21   $  5.73   $ 10.89   $  9.44   $  7.99
Total Return.......................     43.3%    (47.4%)    15.4%     18.2%     15.1%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 6,379   $ 5,512   $13,722   $14,487   $12,448
Units Outstanding..................       841     1,044     1,361     1,660     1,686
Variable Accumulation Unit Value...   $  7.59   $  5.30   $ 10.08   $  8.74   $  7.40
Total Return.......................     43.2%    (47.5%)    15.4%     18.1%     15.0%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,848   $ 1,618   $ 3,672   $ 3,658   $ 3,090
Units Outstanding..................       118       148       179       202       204
Variable Accumulation Unit Value...   $ 15.68   $ 10.94   $ 20.78   $ 17.98   $ 15.20
Total Return.......................     43.4%    (47.4%)    15.6%     18.3%     15.2%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    45   $    32   $    77   $    88   $   133
Units Outstanding..................         2         3         3         4         7
Variable Accumulation Unit Value...   $ 18.02   $ 12.62   $ 24.07   $ 20.91   $ 17.75
Total Return.......................     42.8%    (47.6%)    15.1%     17.8%     14.7%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         CVS CALVERT
                           SOCIAL                                          DREYFUS IP
                          BALANCED                                     TECHNOLOGY GROWTH--
                          PORTFOLIO                                      INITIAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $13,467   $12,030   $21,345   $25,281   $28,572   $9,341    $ 4,887   $11,014   $11,723   $12,609
           797       880     1,057     1,268     1,536    1,003        817     1,065     1,284     1,423
       $ 16.92   $ 13.69   $ 20.22   $ 19.96   $ 18.61   $ 9.31    $  5.99   $ 10.32   $  9.12   $  8.87
         23.6%    (32.3%)     1.3%      7.3%      4.2%    55.5%     (42.0%)    13.1%      2.9%      2.3%
          2.2%      2.3%      2.2%      2.1%      1.7%     0.4%         --        --        --        --


       $   132   $   119   $   239   $   213   $   155   $   49    $    97   $   217   $   224   $    91
            15        17        23        21        16        4         13        17        20         8
       $  8.73   $  7.08   $ 10.47   $ 10.35   $  9.66   $11.25    $  7.25   $ 12.51   $ 11.08   $ 10.79
         23.4%    (32.4%)     1.2%      7.1%      4.0%    55.2%     (42.1%)    13.0%      2.7%      2.2%
          2.1%      2.1%      2.3%      2.4%      1.9%     0.3%         --        --        --        --


       $ 5,682   $ 5,567   $ 9,243   $10,060   $10,766   $5,088    $ 2,692   $ 5,640   $ 5,428   $ 6,397
           672       811       911     1,004     1,148      544        447       541       590       715
       $  8.46   $  6.86   $ 10.15   $ 10.03   $  9.37   $ 9.34    $  6.02   $ 10.40   $  9.21   $  8.98
         23.3%    (32.4%)     1.1%      7.0%      4.0%    55.2%     (42.1%)    12.9%      2.6%      2.1%
          2.0%      2.4%      2.3%      2.2%      1.8%     0.4%         --        --        --        --


       $ 3,955   $ 3,371   $ 5,649   $ 5,824   $ 5,075   $1,454    $   865   $ 1,863   $ 1,885   $ 2,156
           362       381       432       451       421      129        119       148       170       200
       $ 10.94   $  8.86   $ 13.09   $ 12.92   $ 12.06   $11.30    $  7.27   $ 12.54   $ 11.09   $ 10.79
         23.5%    (32.3%)     1.3%      7.2%      4.1%    55.4%     (42.0%)    13.1%      2.8%      2.3%
          2.2%      2.4%      2.4%      2.4%      1.9%     0.4%         --        --        --        --


       $   592   $   470   $   809   $   867   $   833   $   93    $    48   $    69   $    48   $    45
            51        50        58        62        64        6          5         4         3         3
       $ 11.62   $  9.45   $ 14.02   $ 13.90   $ 13.02   $14.67    $  9.48   $ 16.42   $ 14.58   $ 14.24
         23.0%    (32.6%)     0.9%      6.8%      3.7%    54.8%     (42.3%)    12.6%      2.4%      1.9%
          2.3%      2.4%      2.5%      2.4%      1.9%     0.4%         --        --        --        --


       $ 1,869   $ 1,803   $ 2,832   $ 2,954   $ 2,345   $   --    $    --   $    --   $    --   $    --
           175       208       220       232       197       --         --        --        --        --
       $ 10.69   $  8.68   $ 12.87   $ 12.74   $ 11.92   $   --    $    --   $    --   $    --   $    --
         23.1%    (32.5%)     1.0%      6.9%      3.8%       --         --        --        --        --
          2.0%      2.5%      2.4%      2.6%      2.1%       --         --        --        --        --


       $     1   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
            --        --        --        --        --       --         --        --        --        --
       $ 10.06   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
          0.6%        --        --        --        --       --         --        --        --        --
         24.1%        --        --        --        --       --         --        --        --        --


       $    33   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
             3        --        --        --        --       --         --        --        --        --
       $ 10.13   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
          1.3%        --        --        --        --       --         --        --        --        --
         23.1%        --        --        --        --       --         --        --        --        --


       $    23   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
             2        --        --        --        --       --         --        --        --        --
       $ 10.05   $    --   $    --   $    --   $    --   $   --    $    --   $    --   $    --   $    --
          0.5%        --        --        --        --       --         --        --        --        --
         36.3%        --        --        --        --       --         --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        FIDELITY(R)
                                                    VIP CONTRAFUND(R)--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $162,039  $141,011  $310,382  $328,808  $346,947
Units Outstanding..................     6,908     8,044    10,034    12,342    14,328
Variable Accumulation Unit Value...  $  23.46  $  17.53  $  30.93  $  26.67  $  24.21
Total Return.......................     33.8%    (43.3%)    16.0%     10.2%     15.3%
Investment Income Ratio............      1.4%      0.9%      0.9%      1.3%      0.3%

SERIES II POLICIES (b)
Net Assets.........................  $  1,064  $  1,023  $  2,180  $  1,816  $  1,588
Units Outstanding..................        87       112       135       130       126
Variable Accumulation Unit Value...  $  12.22  $   9.14  $  16.15  $  13.95  $  12.68
Total Return.......................     33.6%    (43.4%)    15.8%     10.0%     15.1%
Investment Income Ratio............      1.4%      0.9%      0.9%      1.3%      0.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 35,534  $ 31,735  $ 66,442  $ 62,163  $ 58,804
Units Outstanding..................     3,037     3,620     4,290     4,646     4,831
Variable Accumulation Unit Value...  $  11.71  $   8.77  $  15.49  $  13.39  $  12.18
Total Return.......................     33.6%    (43.4%)    15.7%      9.9%     15.1%
Investment Income Ratio............      1.4%      0.9%      0.9%      1.3%      0.3%

SERIES IV POLICIES (d)
Net Assets.........................  $ 13,283  $ 12,284  $ 23,041  $ 20,025  $ 18,030
Units Outstanding..................       962     1,188     1,261     1,269     1,259
Variable Accumulation Unit Value...  $  13.86  $  10.36  $  18.29  $  15.78  $  14.33
Total Return.......................     33.8%    (43.3%)    15.9%     10.1%     15.3%
Investment Income Ratio............      1.4%      1.0%      1.0%      1.3%      0.3%

SERIES V POLICIES (e)
Net Assets.........................  $    286  $    229  $    518  $    628  $    732
Units Outstanding..................        18        19        24        34        43
Variable Accumulation Unit Value...  $  16.09  $  12.08  $  21.40  $  18.54  $  16.91
Total Return.......................     33.2%    (43.6%)    15.4%      9.7%     14.8%
Investment Income Ratio............      1.4%      1.0%      0.9%      1.3%      0.3%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        FIDELITY(R)                                  JANUS ASPEN BALANCED
                    VIP EQUITY-INCOME--                                   PORTFOLIO--
                       INITIAL CLASS                                 INSTITUTIONAL SHARES
      -----------------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------




      $66,332   $60,955  $143,891  $176,652  $173,409  $226,651  $210,949  $322,937  $378,517  $438,220
        4,177     4,926     6,579     8,089     9,399     8,472     9,780    12,429    15,886    20,068
      $ 15.89   $ 12.38  $  21.89  $  21.86  $  18.45  $  26.78  $  21.57  $  25.99  $  23.85  $  21.84
        28.4%    (43.5%)     0.1%     18.5%      4.4%     24.1%    (17.0%)     9.0%      9.2%      6.5%
         2.2%      2.2%      1.7%      3.3%      1.7%      3.0%      2.6%      2.5%      2.1%      2.2%


      $   362   $   374  $    903  $    934  $    662  $  1,119  $  1,022  $  1,447  $  1,377  $  1,886
           35        47        64        66        55        81        92       109       112       167
      $ 10.25   $  8.00  $  14.17  $  14.17  $  11.97  $  13.76  $  11.10  $  13.40  $  12.31  $  11.29
        28.2%    (43.5%)       --     18.3%      4.2%     24.0%    (17.1%)     8.8%      9.0%      6.3%
         2.2%      2.1%      1.8%      3.3%      1.8%      3.0%      2.6%      2.6%      2.1%      2.2%


      $19,333   $18,360  $ 39,194  $ 43,301  $ 37,734  $ 43,909  $ 42,100  $ 58,855  $ 62,239  $ 65,609
        1,921     2,337     2,817     3,115     3,203     3,400     4,039     4,677     5,382     6,178
      $ 10.07   $  7.86  $  13.92  $  13.93  $  11.78  $  12.91  $  10.42  $  12.59  $  11.57  $  10.62
        28.1%    (43.6%)    (0.1%)    18.3%      4.2%     23.9%    (17.2%)     8.8%      9.0%      6.2%
         2.2%      2.4%      1.7%      3.4%      1.7%      3.0%      2.6%      2.5%      2.1%      2.2%


      $ 5,278   $ 4,916  $  9,960  $ 10,984  $  9,392  $ 16,264  $ 13,714  $ 18,624  $ 19,557  $ 19,881
          511       613       700       772       782     1,133     1,182     1,332     1,523     1,691
      $ 10.33   $  8.05  $  14.24  $  14.23  $  12.01  $  14.39  $  11.60  $  13.98  $  12.83  $  11.76
        28.3%    (43.5%)     0.1%     18.5%      4.3%     24.1%    (17.1%)     8.9%      9.1%      6.4%
         2.2%      2.4%      1.7%      3.3%      1.6%      3.0%      2.6%      2.5%      2.1%      2.3%


      $   112   $   124  $    304  $    465  $    694  $    205  $    194  $    323  $    414  $    680
           11        16        22        33        58        14        16        23        32        56
      $ 10.15   $  7.94  $  14.11  $  14.15  $  12.00  $  14.57  $  11.79  $  14.27  $  13.15  $  12.10
        27.8%    (43.7%)    (0.3%)    18.0%      3.9%     23.6%    (17.4%)     8.5%      8.7%      6.0%
         1.8%      2.1%      1.9%      3.7%      1.6%      3.0%      2.5%      2.3%      2.0%      2.3%


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
      $    --   $    --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                   JANUS ASPEN WORLDWIDE
                                                        PORTFOLIO--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $78,681   $65,724  $149,193  $173,489  $189,175
Units Outstanding..................     5,317     6,031     7,468     9,403    11,939
Variable Accumulation Unit Value...   $ 14.80   $ 10.90  $  19.97  $  18.48  $  15.85
Total Return.......................     35.8%    (45.4%)     8.1%     16.6%      4.4%
Investment Income Ratio............      1.4%      1.2%      0.7%      1.7%      1.3%

SERIES II POLICIES (b)
Net Assets.........................   $   181   $   181  $    392  $    691  $    829
Units Outstanding..................        29        39        46        88       123
Variable Accumulation Unit Value...   $  6.25   $  4.61  $   8.46  $   7.84  $   6.74
Total Return.......................     35.6%    (45.5%)     7.9%     16.4%      4.2%
Investment Income Ratio............      1.3%      1.2%      0.7%      1.8%      1.3%

SERIES III POLICIES (c)
Net Assets.........................   $ 8,433   $ 7,222  $ 15,136  $ 15,213  $ 14,690
Units Outstanding..................     1,473     1,713     1,951     2,115     2,375
Variable Accumulation Unit Value...   $  5.72   $  4.22  $   7.76  $   7.19  $   6.18
Total Return.......................     35.5%    (45.5%)     7.9%     16.3%      4.2%
Investment Income Ratio............      1.4%      1.2%      0.7%      1.8%      1.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 3,288   $ 2,701  $  5,875  $  6,014  $  5,713
Units Outstanding..................       344       384       455       504       557
Variable Accumulation Unit Value...   $  9.55   $  7.04  $  12.91  $  11.94  $  10.25
Total Return.......................     35.7%    (45.5%)     8.0%     16.5%      4.3%
Investment Income Ratio............      1.4%      1.2%      0.8%      1.8%      1.4%

SERIES V POLICIES (e)
Net Assets.........................   $    31   $    40  $     92  $     81  $    134
Units Outstanding..................         3         5         6         5        10
Variable Accumulation Unit Value...   $ 11.88   $  8.79  $  16.17  $  15.03  $  12.97
Total Return.......................     35.2%    (45.7%)     7.6%     15.9%      3.9%
Investment Income Ratio............      1.3%      1.2%      0.7%      1.6%      1.4%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                          MFS(R)
                  INVESTORS TRUST SERIES--                                RESEARCH
                       INITIAL CLASS                                SERIES--INITIAL CLASS
      -----------------------------------------------  ----------------------------------------------
        2009      2008     2007      2006      2005      2009     2008     2007      2006      2005
      -----------------------------------------------------------------------------------------------



       $8,865   $ 8,312   $16,463   $19,437   $21,375  $10,815  $ 9,961   $20,040   $25,440   $30,730
          897     1,050     1,374     1,764     2,160    1,022    1,211     1,536     2,180     2,867
       $ 9.90   $  7.91   $ 11.99   $ 11.03   $  9.90  $ 10.59  $  8.22   $ 13.05   $ 11.69   $ 10.73
        25.1%    (34.0%)     8.7%     11.4%      5.8%    28.7%   (37.0%)    11.6%      8.9%      6.3%
         1.7%      0.9%      0.9%      0.5%      0.6%     1.5%     0.5%      0.7%      0.5%      0.5%


       $  178   $   174   $   272   $   322   $   323  $   122  $    99   $   181   $   238   $   246
           20        25        26        33        37       16       17        20        29        32
       $ 8.70   $  6.96   $ 10.57   $  9.73   $  8.75  $  7.44  $  5.79   $  9.20   $  8.25   $  7.59
        24.9%    (34.1%)     8.6%     11.3%      5.7%    28.5%   (37.1%)    11.5%      8.8%      6.1%
         1.6%      0.8%      0.9%      0.5%      0.6%     1.4%     0.5%      0.7%      0.5%      0.5%


       $2,736   $ 3,113   $ 5,209   $ 5,335   $ 5,819  $ 2,789  $ 2,573   $ 5,125   $ 5,379   $ 5,561
          320       456       502       558       677      393      468       583       683       767
       $ 8.53   $  6.83   $ 10.37   $  9.56   $  8.60  $  7.10  $  5.53   $  8.79   $  7.89   $  7.26
        24.9%    (34.1%)     8.5%     11.2%      5.6%    28.5%   (37.1%)    11.4%      8.7%      6.1%
         1.8%      0.8%      0.8%      0.5%      0.6%     1.5%     0.5%      0.7%      0.5%      0.5%


       $  772   $   778   $ 1,283   $ 1,334   $ 1,287  $   713  $   648   $ 1,094   $ 1,079   $ 1,131
           68        86        93       104       113       62       72        77        84        96
       $11.35   $  9.08   $ 13.76   $ 12.67   $ 11.37  $ 11.58  $  9.00   $ 14.29   $ 12.80   $ 11.76
        25.1%    (34.0%)     8.7%     11.4%      5.8%    28.7%   (37.0%)    11.6%      8.9%      6.3%
         1.7%      0.8%      0.8%      0.5%      0.6%     1.5%     0.5%      0.7%      0.5%      0.5%


       $   13   $    45   $    72   $    70   $    91  $     6  $     4   $     6   $     7   $    22
            1         4         4         4         6       --       --        --        --         2
       $14.08   $ 11.30   $ 17.21   $ 15.90   $ 14.35  $ 13.78  $ 10.76   $ 17.14   $ 15.43   $ 14.23
        24.6%    (34.3%)     8.2%     10.8%      5.4%    28.2%   (37.3%)    11.1%      8.4%      5.8%
         2.1%      0.8%      0.8%      0.4%      0.6%     1.4%     0.5%      0.6%      0.9%      0.4%


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --


       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
       $   --   $    --   $    --   $    --   $    --  $    --  $    --   $    --   $    --   $    --
           --        --        --        --        --       --       --        --        --        --
           --        --        --        --        --       --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                         MFS(R)
                                                       UTILITIES
                                                 SERIES--INITIAL CLASS
                                     ---------------------------------------------
                                      2009     2008     2007      2006      2005
                                     ---------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $1,299  $ 1,234   $2,435    $2,035    $2,771
Units Outstanding..................      74       92      112       118       208
Variable Accumulation Unit Value...  $17.57  $ 13.37   $21.76    $17.25    $13.33
Total Return.......................   31.4%   (38.5%)   26.1%     29.4%     15.2%
Investment Income Ratio............    4.9%     1.5%     0.9%      1.9%      0.5%

SERIES II POLICIES (b)
Net Assets.........................  $   23  $    46   $   85    $   58    $   19
Units Outstanding..................       1        3        3         3         1
Variable Accumulation Unit Value...  $20.51  $ 15.64   $25.48    $20.24    $15.66
Total Return.......................   31.2%   (38.6%)   25.9%     29.2%     15.0%
Investment Income Ratio............    4.0%     1.5%     0.5%      1.3%      0.6%

SERIES III POLICIES (c)
Net Assets.........................  $1,872  $ 1,890   $3,574    $3,030    $2,247
Units Outstanding..................     115      152      176       188       180
Variable Accumulation Unit Value...  $16.35  $ 12.47   $20.33    $16.15    $12.50
Total Return.......................   31.1%   (38.7%)   25.9%     29.2%     15.0%
Investment Income Ratio............    5.1%     1.5%     1.0%      2.0%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................  $   80  $   104   $  178    $  170    $  147
Units Outstanding..................       3        5        5         7         7
Variable Accumulation Unit Value...  $26.52  $ 20.20   $32.88    $26.08    $20.16
Total Return.......................   31.3%   (38.6%)   26.1%     29.4%     15.2%
Investment Income Ratio............    5.5%     1.5%     1.0%      2.4%      0.6%

SERIES V POLICIES (e)
Net Assets.........................  $   27  $    22   $   65    $   41    $   55
Units Outstanding..................       1        1        2         2         3
Variable Accumulation Unit Value...  $23.19  $ 17.74   $28.99    $23.09    $17.92
Total Return.......................   30.8%   (38.8%)   25.6%     28.9%     14.7%
Investment Income Ratio............    4.9%     1.5%     0.9%      3.0%      0.6%

SERIES VI POLICIES (f)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $   --  $    --   $   --    $   --    $   --
Units Outstanding..................      --       --       --        --        --
Variable Accumulation Unit Value...  $   --  $    --   $   --    $   --    $   --
Total Return.......................      --       --       --        --        --
Investment Income Ratio............      --       --       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                      ROYCE
                   NEUBERGER BERMAN                                 MICRO-CAP
                     AMT MID-CAP                                   PORTFOLIO--
              GROWTH PORTFOLIO--CLASS I                          INVESTMENT CLASS
      -----------------------------------------  -----------------------------------------------
        2009      2008    2007    2006    2005     2009      2008     2007      2006      2005
      ------------------------------------------------------------------------------------------


       $1,085   $ 1,185  $3,160  $3,195  $3,233   $19,842  $11,402   $20,156   $15,285   $1,905
          100       142     212     258     296     1,531    1,370     1,353     1,051      159
       $10.81   $  8.33  $14.92  $12.35  $10.92   $ 12.97  $  8.32   $ 14.88   $ 14.51   $12.16
        29.8%    (44.2%)  20.8%   13.1%   12.2%     55.8%   (44.1%)     2.5%     19.4%    21.6%
           --        --      --      --      --        --     2.7%      1.5%      0.3%     1.5%


       $   11   $    18  $   43  $   44  $   43   $ 1,616  $   939   $ 1,311   $   642   $   46
            1         2       3       3       4       124      112        88        44        4
       $11.05   $  8.53  $15.29  $12.68  $11.23   $ 13.01  $  8.36   $ 14.97   $ 14.62   $12.27
        29.6%    (44.2%)  20.6%   12.9%   12.0%     55.6%   (44.1%)     2.4%     19.2%    22.7%
           --        --      --      --      --        --     2.9%      1.7%      0.3%     1.5%


       $1,522   $ 1,441  $3,264  $3,034  $2,913   $13,265  $ 6,950   $12,085   $10,364   $1,555
          137       168     213     238     258     1,040      848       822       719      133
       $11.08   $  8.56  $15.36  $12.74  $11.28   $ 12.74  $  8.19   $ 14.67   $ 14.34   $12.04
        29.5%    (44.3%)  20.6%   12.9%   11.9%     55.5%   (44.2%)     2.3%     19.1%    20.4%
           --        --      --      --      --        --     2.7%      1.5%      0.3%     1.5%


       $  341   $   352  $  768  $  743  $  711   $18,639  $12,326   $19,048   $11,636   $2,259
           22        29      36      42      45     1,477    1,515     1,311       821      190
       $15.52   $ 11.97  $21.44  $17.76  $15.71   $ 12.62  $  8.10   $ 14.49   $ 14.14   $11.85
        29.7%    (44.2%)  20.8%   13.0%   12.1%     55.8%   (44.1%)     2.5%     19.3%    18.5%
           --        --      --      --      --        --     2.9%      1.7%      0.3%     1.6%


       $   23   $    34  $   65  $   75  $  117   $ 1,129  $   659   $ 1,124   $   462   $   77
            2         3       3       4       8        95       84        79        33        7
       $14.68   $ 11.37  $20.45  $17.00  $15.11   $ 12.24  $  7.89   $ 14.16   $ 13.87   $11.67
        29.2%    (44.4%)  20.3%   12.5%   11.7%     55.1%   (44.3%)     2.1%     18.8%    16.7%
           --        --      --      --      --        --     3.0%      1.9%      0.3%     2.3%


       $   --   $    --  $   --  $   --  $   --   $12,155  $ 6,552   $ 9,540   $ 7,136   $  854
           --        --      --      --      --       965      806       654       499       68
       $   --   $    --  $   --  $   --  $   --   $ 12.61  $  8.12   $ 14.57   $ 14.26   $11.98
           --        --      --      --      --     55.3%   (44.3%)     2.2%     19.0%    19.8%
           --        --      --      --      --        --     3.0%      1.6%      0.3%     2.0%


       $   --   $    --  $   --  $   --  $   --   $   105  $    --   $    --   $    --   $   --
           --        --      --      --      --         9       --        --        --       --
       $   --   $    --  $   --  $   --  $   --   $ 11.87  $    --   $    --   $    --   $   --
           --        --      --      --      --     18.7%       --        --        --       --
           --        --      --      --      --        --       --        --        --       --


       $   --   $    --  $   --  $   --  $   --   $   571  $    --   $    --   $    --   $   --
           --        --      --      --      --        47       --        --        --       --
       $   --   $    --  $   --  $   --  $   --   $ 11.98  $    --   $    --   $    --   $   --
           --        --      --      --      --     19.8%       --        --        --       --
           --        --      --      --      --        --       --        --        --       --


       $   --   $    --  $   --  $   --  $   --   $   413  $    --   $    --   $    --   $   --
           --        --      --      --      --        32       --        --        --       --
       $   --   $    --  $   --  $   --  $   --   $ 11.93  $    --   $    --   $    --   $   --
           --        --      --      --      --     19.3%       --        --        --       --
           --        --      --      --      --        --       --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                          ROYCE
                                                  SMALL-CAP PORTFOLIO--
                                                    INVESTMENT CLASS
                                     ----------------------------------------------
                                       2009      2008      2007      2006     2005
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $16,103   $11,583   $13,289   $11,550  $4,337
Units Outstanding..................     1,370     1,312     1,078       907     387
Variable Accumulation Unit Value...   $ 11.75   $  8.81   $ 12.27   $ 12.72  $11.18
Total Return.......................     33.3%    (28.2%)    (3.5%)    13.8%   11.8%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,833   $ 1,466   $ 1,355   $   645  $1,261
Units Outstanding..................       166       176       116        53     119
Variable Accumulation Unit Value...   $ 11.05   $  8.30   $ 11.58   $ 12.01  $10.56
Total Return.......................     33.1%    (28.3%)    (3.6%)    13.7%    5.6%
Investment Income Ratio............        --      0.8%      0.1%        --      --

SERIES III POLICIES (c)
Net Assets.........................   $ 8,806   $ 7,412   $ 8,700   $ 6,938  $2,400
Units Outstanding..................       778       868       734       563     221
Variable Accumulation Unit Value...   $ 11.30   $  8.49   $ 11.85   $ 12.30  $10.83
Total Return.......................     33.1%    (28.3%)    (3.7%)    13.6%    8.3%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES IV POLICIES (d)
Net Assets.........................   $16,770   $10,845   $12,085   $ 8,687  $3,127
Units Outstanding..................     1,455     1,250       999       694     284
Variable Accumulation Unit Value...   $ 11.53   $  8.65   $ 12.05   $ 12.49  $10.98
Total Return.......................     33.3%    (28.2%)    (3.5%)    13.8%    9.8%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES V POLICIES (e)
Net Assets.........................   $   834   $   467   $   467   $   311  $   62
Units Outstanding..................        77        57        40        26       6
Variable Accumulation Unit Value...   $ 10.81   $  8.15   $ 11.40   $ 11.86  $10.47
Total Return.......................     32.7%    (28.5%)    (3.9%)    13.3%    4.7%
Investment Income Ratio............        --      0.8%      0.1%      0.1%      --

SERIES VI POLICIES (f)
Net Assets.........................   $ 8,549   $ 6,314   $ 6,950   $ 5,019  $1,622
Units Outstanding..................       756       742       582       405     148
Variable Accumulation Unit Value...   $ 11.29   $  8.50   $ 11.88   $ 12.35  $10.90
Total Return.......................     32.9%    (28.4%)    (3.8%)    13.3%    9.0%
Investment Income Ratio............        --      0.7%      0.1%      0.1%      --

SERIES VII POLICIES (g)
Net Assets.........................   $    91   $    --   $    --   $    --  $   --
Units Outstanding..................         7        --        --        --      --
Variable Accumulation Unit Value...   $ 10.99   $    --   $    --   $    --  $   --
Total Return.......................      9.9%        --        --        --      --
Investment Income Ratio............        --        --        --        --      --

SERIES VIII POLICIES (h)
Net Assets.........................   $   606   $    --   $    --   $    --  $   --
Units Outstanding..................        53        --        --        --      --
Variable Accumulation Unit Value...   $ 11.26   $    --   $    --   $    --  $   --
Total Return.......................     12.6%        --        --        --      --
Investment Income Ratio............        --        --        --        --      --

SERIES IX POLICIES (i)
Net Assets.........................   $   247   $    --   $    --   $    --  $   --
Units Outstanding..................        21        --        --        --      --
Variable Accumulation Unit Value...   $ 11.34   $    --   $    --   $    --  $   --
Total Return.......................     13.4%        --        --        --      --
Investment Income Ratio............        --        --        --        --      --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                        T. ROWE PRICE                                       VAN ECK
                           EQUITY                                          WORLDWIDE
                      INCOME PORTFOLIO                                    HARD ASSETS
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006     2005
      ------------------------------------------------------------------------------------------------


       $59,175   $57,922  $124,889  $149,810  $150,117  $113,488   $71,238  $144,461  $94,179  $66,110
         4,466     5,412     7,348     8,977    10,552     3,361     3,276     3,524    3,296    2,840
       $ 13.26   $ 10.70  $  16.99  $  16.69  $  14.22  $  33.77   $ 21.74  $  40.93  $ 28.55  $ 23.26
         23.9%    (37.0%)     1.8%     17.3%      2.5%     55.3%    (46.9%)    43.3%    22.8%    49.6%
          2.0%      2.3%      1.7%      1.6%      1.6%      0.2%      0.3%      0.1%     0.1%     0.2%


       $   630   $   747  $  1,615  $  1,548  $  1,231  $  8,115   $ 4,795  $  8,507  $ 3,245  $ 1,299
            50        74       101        98        91       244       224       209      115       56
       $ 12.55   $ 10.15  $  16.13  $  15.86  $  13.54  $  33.21   $ 21.41  $  40.36  $ 28.20  $ 23.01
         23.7%    (37.1%)     1.7%     17.1%      2.3%     55.1%    (47.0%)    43.1%    22.6%    49.3%
          1.9%      2.3%      1.7%      1.6%      1.5%      0.2%      0.3%      0.1%       --     0.2%


       $26,636   $26,768  $ 51,770  $ 59,049  $ 54,289  $ 82,996   $52,615  $105,879  $77,460  $53,056
         2,174     2,695     3,284     3,811     4,097     2,476     2,432     2,593    2,712    2,279
       $ 12.25   $  9.91  $  15.76  $  15.51  $  13.25  $  33.55   $ 21.64  $  40.82  $ 28.54  $ 23.29
         23.6%    (37.1%)     1.6%     17.1%      2.3%     55.0%    (47.0%)    43.1%    22.5%    49.3%
          2.0%      2.3%      1.7%      1.6%      1.6%      0.2%      0.3%      0.1%     0.1%     0.2%


       $ 7,980   $ 8,824  $ 15,378  $ 16,286  $ 14,572  $ 80,378   $46,031  $ 89,912  $50,508  $27,352
           727       997     1,093     1,176     1,236     2,521     2,239     2,324    1,871    1,242
       $ 10.97   $  8.86  $  14.07  $  13.83  $  11.79  $  31.88   $ 20.53  $  38.67  $ 26.99  $ 22.00
         23.8%    (37.0%)     1.8%     17.3%      2.4%     55.3%    (46.9%)    43.3%    22.7%    49.5%
          2.0%      2.3%      1.7%      1.6%      1.6%      0.2%      0.3%      0.1%     0.1%     0.2%


       $   120   $   116  $    266  $    495  $    661  $  3,963   $ 3,019  $  4,747  $ 2,738  $ 1,221
            11        13        19        36        55       103       119        99       81       44
       $ 10.91   $  8.85  $  14.11  $  13.92  $  11.92  $  39.40   $ 25.48  $  48.17  $ 33.76  $ 27.62
         23.3%    (37.3%)     1.4%     16.8%      2.0%     54.6%    (47.1%)    42.7%    22.2%    48.9%
          2.0%      2.2%      1.5%      1.5%      1.6%      0.3%      0.3%      0.1%       --     0.2%


       $    --   $    --  $     --  $     --  $     --  $ 59,328   $37,764  $ 71,046  $39,009  $20,900
            --        --        --        --        --     1,700     1,673     1,667    1,306      853
       $    --   $    --  $     --  $     --  $     --  $  34.89   $ 22.54  $  42.57  $ 29.80  $ 24.36
            --        --        --        --        --     54.8%    (47.1%)    42.8%    22.3%    49.0%
            --        --        --        --        --      0.2%      0.3%      0.1%     0.1%     0.2%


       $    --   $    --  $     --  $     --  $     --  $    306   $    --  $     --  $    --  $    --
            --        --        --        --        --        26        --        --       --       --
       $    --   $    --  $     --  $     --  $     --  $  12.12   $    --  $     --  $    --  $    --
            --        --        --        --        --     21.2%        --        --       --       --
            --        --        --        --        --        --        --        --       --       --


       $    --   $    --  $     --  $     --  $     --  $  1,315   $    --  $     --  $    --  $    --
            --        --        --        --        --       114        --        --       --       --
       $    --   $    --  $     --  $     --  $     --  $  11.22   $    --  $     --  $    --  $    --
            --        --        --        --        --     12.2%        --        --       --       --
            --        --        --        --        --        --        --        --       --       --


       $    --   $    --  $     --  $     --  $     --  $    972   $    --  $     --  $    --  $    --
            --        --        --        --        --        84        --        --       --       --
       $    --   $    --  $     --  $     --  $     --  $  11.26   $    --  $     --  $    --  $    --
            --        --        --        --        --     12.6%        --        --       --       --
            --        --        --        --        --        --        --        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     VAN KAMPEN'S UIF
                                                  EMERGING MARKETS EQUITY
                                                    PORTFOLIO--CLASS I
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $50,119   $30,376   $91,476   $77,264   $56,637
Units Outstanding..................     2,226     2,260     2,910     3,407     3,378
Variable Accumulation Unit Value...   $ 22.48   $ 13.42   $ 31.39   $ 22.66   $ 16.76
Total Return.......................     67.5%    (57.2%)    38.5%     35.2%     32.0%
Investment Income Ratio............        --        --      0.4%      0.8%      0.4%

SERIES II POLICIES (b)
Net Assets.........................   $   287   $   188   $   436   $   830   $   570
Units Outstanding..................        18        20        19        51        47
Variable Accumulation Unit Value...   $ 16.10   $  9.63   $ 22.55   $ 16.30   $ 12.07
Total Return.......................     67.2%    (57.3%)    38.3%     35.1%     31.8%
Investment Income Ratio............        --        --      0.5%      0.8%      0.3%

SERIES III POLICIES (c)
Net Assets.........................   $16,033   $ 8,846   $27,213   $20,872   $13,590
Units Outstanding..................       860       794     1,041     1,103       973
Variable Accumulation Unit Value...   $ 18.64   $ 11.15   $ 26.12   $ 18.90   $ 14.00
Total Return.......................     67.1%    (57.3%)    38.2%     35.0%     31.7%
Investment Income Ratio............        --        --      0.4%      0.8%      0.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 4,497   $ 2,526   $ 7,541   $ 5,612   $ 3,772
Units Outstanding..................       180       170       217       223       203
Variable Accumulation Unit Value...   $ 24.90   $ 14.88   $ 34.80   $ 25.14   $ 18.60
Total Return.......................     67.4%    (57.3%)    38.4%     35.2%     31.9%
Investment Income Ratio............        --        --      0.4%      0.7%      0.4%

SERIES V POLICIES (e)
Net Assets.........................   $    50   $    87   $   260   $   151   $   112
Units Outstanding..................         2         5         6         5         5
Variable Accumulation Unit Value...   $ 31.29   $ 18.77   $ 44.08   $ 31.97   $ 23.75
Total Return.......................     66.7%    (57.4%)    37.9%     34.6%     31.4%
Investment Income Ratio............        --        --      0.3%      0.9%      0.4%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP                                MAINSTAY VP
                                                       BALANCED--                                    BOND--
                                                      SERVICE CLASS                              SERVICE CLASS
                                     ----------------------------------------------  -------------------------------------
                                       2009     2008     2007      2006      2005      2009      2008     2007      2006
                                     -------------------------------------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $26,435  $25,236   $43,180   $46,803   $32,603   $23,996  $20,936   $17,119   $13,611
Units Outstanding..................    2,566    2,966     3,754     4,111     3,115     1,931    1,868     1,553     1,297
Variable Accumulation Unit Value...  $ 10.30  $  8.51   $ 11.51   $ 11.38   $ 10.46   $ 11.88  $ 11.21   $ 10.99   $ 10.49
Total Return.......................    21.1%   (26.1%)     1.1%      8.9%      4.6%      6.0%     2.0%      4.8%      2.8%
Investment Income Ratio............     2.9%       --      2.0%      2.0%      1.7%      4.5%     4.5%      3.8%      1.1%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,419  $ 2,067   $ 3,820   $ 3,074   $ 1,467   $ 6,260  $ 5,682   $ 4,131   $   858
Units Outstanding..................      238      245       334       272       136       538      516       373        83
Variable Accumulation Unit Value...  $ 10.20  $  8.44   $ 11.43   $ 11.32   $ 10.41   $ 11.65  $ 11.01   $ 10.80   $ 10.33
Total Return.......................    20.9%   (26.2%)     1.0%      8.7%      4.1%      5.9%     1.9%      4.6%      2.7%
Investment Income Ratio............     3.0%       --      2.2%      2.2%      3.0%      4.7%     4.0%      5.9%      1.4%

SERIES III POLICIES (c)
Net Assets.........................  $20,597  $19,594   $33,230   $29,963   $19,146   $33,246  $31,436   $27,639   $24,795
Units Outstanding..................    2,018    2,317     2,897     2,638     1,825     2,833    2,830     2,528     2,380
Variable Accumulation Unit Value...  $ 10.21  $  8.45   $ 11.45   $ 11.35   $ 10.44   $ 11.74  $ 11.09   $ 10.90   $ 10.42
Total Return.......................    20.8%   (26.2%)     0.9%      8.7%      4.4%      5.8%     1.8%      4.6%      2.6%
Investment Income Ratio............     2.9%       --      2.0%      2.0%      2.2%      4.4%     4.3%      3.7%      1.0%

SERIES IV POLICIES (d)
Net Assets.........................  $20,355  $17,779   $31,073   $24,827   $13,881   $42,252  $36,598   $31,506   $26,094
Units Outstanding..................    1,980    2,093     2,704     2,181     1,320     3,567    3,268     2,865     2,488
Variable Accumulation Unit Value...  $ 10.28  $  8.50   $ 11.50   $ 11.38   $ 10.45   $ 11.85  $ 11.19   $ 10.97   $ 10.48
Total Return.......................    21.0%   (26.1%)     1.1%      8.8%      4.5%      6.0%     2.0%      4.7%      2.8%
Investment Income Ratio............     2.9%       --      2.1%      2.1%      2.3%      4.6%     4.4%      3.7%      1.1%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,332  $ 1,402   $ 2,238   $ 2,054   $ 1,509   $ 4,523  $ 4,546   $ 3,466   $ 2,662
Units Outstanding..................      132      167       196       181       144       394      418       323       260
Variable Accumulation Unit Value...  $ 10.12  $  8.40   $ 11.41   $ 11.34   $ 10.46   $ 11.47  $ 10.87   $ 10.70   $ 10.26
Total Return.......................    20.5%   (26.4%)     0.7%      8.4%      4.6%      5.5%     1.6%      4.3%      2.4%
Investment Income Ratio............     2.7%       --      2.0%      2.2%      1.8%      4.4%     4.2%      3.9%      1.0%

SERIES VI POLICIES (f)
Net Assets.........................  $15,515  $15,288   $23,879   $22,364   $13,375   $28,216  $24,897   $20,338   $15,506
Units Outstanding..................    1,531    1,819     2,093     1,975     1,275     2,425    2,265     1,878     1,497
Variable Accumulation Unit Value...  $ 10.14  $  8.40   $ 11.41   $ 11.32   $ 10.43   $ 11.61  $ 10.99   $ 10.81   $ 10.36
Total Return.......................    20.6%   (26.3%)     0.8%      8.5%      4.3%      5.6%     1.7%      4.4%      2.5%
Investment Income Ratio............     2.8%       --      2.0%      2.1%      2.2%      4.6%     4.3%      4.0%      1.0%

SERIES VII POLICIES (g)
Net Assets.........................  $    55  $    --   $    --   $    --   $    --   $   528  $    --   $    --   $    --
Units Outstanding..................        5       --        --        --        --        52       --        --        --
Variable Accumulation Unit Value...  $  9.95  $    --   $    --   $    --   $    --   $ 10.24  $    --   $    --   $    --
Total Return.......................    (0.5%)      --        --        --        --      2.4%       --        --        --
Investment Income Ratio............       --       --        --        --        --     10.2%       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    91  $    --   $    --   $    --   $    --   $ 1,449  $    --   $    --   $    --
Units Outstanding..................        9       --        --        --        --       142       --        --        --
Variable Accumulation Unit Value...  $ 10.64  $    --   $    --   $    --   $    --   $ 10.21  $    --   $    --   $    --
Total Return.......................     6.4%       --        --        --        --      2.1%       --        --        --
Investment Income Ratio............     3.6%       --        --        --        --      5.4%       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    77  $    --   $    --   $    --   $    --   $   726  $    --   $    --   $    --
Units Outstanding..................        7       --        --        --        --        71       --        --        --
Variable Accumulation Unit Value...  $ 10.68  $    --   $    --   $    --   $    --   $ 10.19  $    --   $    --   $    --
Total Return.......................     6.8%       --        --        --        --      1.9%       --        --        --
Investment Income Ratio............     7.0%       --        --        --        --     10.2%       --        --        --

                                     MAINSTAY
                                        VP
                                      BOND--
                                      SERVICE
                                       CLASS
                                     --------
                                       2005
                                     --------


SERIES I POLICIES (a)
Net Assets.........................   $11,334
Units Outstanding..................     1,110
Variable Accumulation Unit Value...   $ 10.20
Total Return.......................      0.5%
Investment Income Ratio............      3.7%

SERIES II POLICIES (b)
Net Assets.........................   $   349
Units Outstanding..................        35
Variable Accumulation Unit Value...   $ 10.06
Total Return.......................      0.3%
Investment Income Ratio............      7.8%

SERIES III POLICIES (c)
Net Assets.........................   $24,637
Units Outstanding..................     2,427
Variable Accumulation Unit Value...   $ 10.15
Total Return.......................      0.3%
Investment Income Ratio............      3.4%

SERIES IV POLICIES (d)
Net Assets.........................   $23,266
Units Outstanding..................     2,275
Variable Accumulation Unit Value...   $ 10.19
Total Return.......................      0.4%
Investment Income Ratio............      3.5%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,429
Units Outstanding..................       242
Variable Accumulation Unit Value...   $ 10.02
Total Return.......................        --
Investment Income Ratio............      3.7%

SERIES VI POLICIES (f)
Net Assets.........................   $14,340
Units Outstanding..................     1,415
Variable Accumulation Unit Value...   $ 10.11
Total Return.......................      0.1%
Investment Income Ratio............      3.7%

SERIES VII POLICIES (g)
Net Assets.........................   $    --
Units Outstanding..................        --
Variable Accumulation Unit Value...   $    --
Total Return.......................        --
Investment Income Ratio............        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --
Units Outstanding..................        --
Variable Accumulation Unit Value...   $    --
Total Return.......................        --
Investment Income Ratio............        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --
Units Outstanding..................        --
Variable Accumulation Unit Value...   $    --
Total Return.......................        --
Investment Income Ratio............        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                               MAINSTAY VP
                      MAINSTAY VP                             CONSERVATIVE                             MAINSTAY VP
                     COMMON STOCK--                           ALLOCATION--                            CONVERTIBLE--
                     SERVICE CLASS                            SERVICE CLASS                           SERVICE CLASS
      -------------------------------------------  ----------------------------------  -------------------------------------------
        2009     2008     2007     2006     2005     2009     2008     2007     2006     2009     2008     2007     2006     2005
      ----------------------------------------------------------------------------------------------------------------------------



      $ 8,979  $ 7,340  $11,644  $ 9,997  $ 7,104  $48,267  $35,810  $33,968  $17,229  $24,666  $14,878  $20,596  $16,277  $13,293
          764      752      745      662      539    4,445    3,955    3,010    1,612    1,830    1,561    1,392    1,248    1,105
      $ 11.75  $  9.76  $ 15.61  $ 15.09  $ 13.17  $ 10.88  $  9.05  $ 11.28  $ 10.66  $ 13.69  $  9.53  $ 14.77  $ 13.07  $ 12.03
        20.4%   (37.4%)    3.4%    14.6%     5.9%    20.2%   (19.7%)    5.7%     6.6%    43.7%   (35.5%)   13.0%     8.6%     4.9%
         1.8%     1.2%     1.1%     0.5%     1.0%     3.1%       --     3.3%     1.9%     2.1%     2.1%     2.2%     2.4%     1.5%

      $   849  $   729  $ 1,029  $   384  $    34  $12,702  $11,604  $ 9,873  $ 1,967  $ 6,164  $ 3,428  $ 3,778  $ 1,298  $   358
           91       94       82       32        3    1,178    1,293      879      179      515      411      282      113       34
      $  9.35  $  7.78  $ 12.45  $ 12.05  $ 10.54  $ 10.78  $  8.98  $ 11.21  $ 10.62  $ 11.96  $  8.34  $ 12.94  $ 11.47  $ 10.58
        20.2%   (37.5%)    3.3%    14.4%     5.4%    20.1%   (19.9%)    5.6%     6.2%    43.5%   (35.6%)   12.8%     8.4%     4.7%
         1.8%     1.3%     1.3%     0.8%     2.7%     3.0%       --     4.7%     2.0%     2.2%     2.2%     2.9%     3.2%     4.8%

      $ 9,110  $ 8,634  $15,905  $15,284  $12,796  $39,275  $28,974  $25,713  $ 9,793  $34,145  $21,459  $33,759  $28,651  $25,860
          789      898    1,032    1,021      981    3,638    3,212    2,285      919    2,517    2,263    2,296    2,198    2,151
      $ 11.55  $  9.61  $ 15.39  $ 14.91  $ 13.04  $ 10.80  $  9.00  $ 11.23  $ 10.65  $ 13.57  $  9.46  $ 14.70  $ 13.03  $ 12.02
        20.1%   (37.6%)    3.2%    14.4%     5.7%    20.0%   (19.9%)    5.5%     6.5%    43.4%   (35.6%)   12.8%     8.4%     4.7%
         1.7%     1.2%     1.1%     0.4%     0.9%     3.2%       --     3.6%     1.9%     2.1%     1.9%     2.2%     2.3%     1.4%

      $14,569  $12,550  $21,137  $17,491  $14,034  $40,044  $27,533  $21,458  $ 7,239  $42,161  $27,408  $37,117  $30,765  $25,647
        1,244    1,288    1,358    1,161    1,063    3,711    3,070    1,906      681    3,105    2,895    2,529    2,370    2,141
      $ 11.72  $  9.74  $ 15.57  $ 15.06  $ 13.15  $ 10.78  $  8.97  $ 11.19  $ 10.58  $ 13.57  $  9.45  $ 14.66  $ 12.98  $ 11.96
        20.3%   (37.5%)    3.4%    14.5%     5.8%    20.2%   (19.8%)    5.7%     5.8%    43.6%   (35.5%)   12.9%     8.6%     4.8%
         1.8%     1.2%     1.1%     0.4%     0.9%     3.2%       --     3.6%     2.3%     2.1%     2.1%     2.2%     2.4%     1.5%

      $   362  $   286  $   560  $   449  $   309  $ 3,899  $ 2,829  $ 2,745  $   962  $ 3,117  $ 1,662  $ 2,407  $ 1,829  $ 1,608
           32       30       37       30       24      366      318      246       91      236      180      167      143      136
      $ 11.36  $  9.48  $ 15.22  $ 14.78  $ 12.96  $ 10.66  $  8.91  $ 11.15  $ 10.59  $ 13.22  $  9.24  $ 14.39  $ 12.80  $ 11.84
        19.8%   (37.7%)    3.0%    14.1%     5.4%    19.7%   (20.1%)    5.3%     5.9%    43.0%   (35.8%)   12.5%     8.1%     4.4%
         1.8%     1.2%     1.1%     0.5%     0.9%     3.1%       --     3.8%     2.9%     2.2%     2.1%     2.2%     2.3%     1.4%

      $ 8,047  $ 6,925  $12,001  $10,391  $ 7,321  $29,235  $23,266  $23,484  $ 8,859  $34,086  $18,413  $25,017  $19,713  $16,730
          701      723      781      697      561    2,744    2,617    2,114      837    2,571    1,993    1,738    1,545    1,418
      $ 11.49  $  9.58  $ 15.36  $ 14.90  $ 13.05  $ 10.64  $  8.88  $ 11.10  $ 10.54  $ 13.22  $  9.23  $ 14.37  $ 12.76  $ 11.79
        20.0%   (37.6%)    3.1%    14.2%     5.5%    19.8%   (20.0%)    5.4%     5.4%    43.2%   (35.7%)   12.6%     8.2%     4.5%
         1.8%     1.2%     1.1%     0.5%     1.0%     3.0%       --     3.8%     2.4%     2.2%     2.1%     2.2%     2.4%     1.5%


      $    53  $    --  $    --  $    --  $    --  $   667  $    --  $    --  $    --  $   432  $    --  $    --  $    --  $    --
            5       --       --       --       --       64       --       --       --       39       --       --       --       --
      $ 10.79  $    --  $    --  $    --  $    --  $ 10.63  $    --  $    --  $    --  $ 11.29  $    --  $    --  $    --  $    --
         7.9%       --       --       --       --     6.3%       --       --       --    12.9%       --       --       --       --
         0.2%       --       --       --       --     5.8%       --       --       --     3.5%       --       --       --       --


      $    94  $    --  $    --  $    --  $    --  $ 1,803  $    --  $    --  $    --  $ 1,123  $    --  $    --  $    --  $    --
            8       --       --       --       --      170       --       --       --       98       --       --       --       --
      $ 11.20  $    --  $    --  $    --  $    --  $ 10.63  $    --  $    --  $    --  $ 11.25  $    --  $    --  $    --  $    --
        12.0%       --       --       --       --     6.3%       --       --       --    12.5%       --       --       --       --
         2.6%       --       --       --       --     4.7%       --       --       --     4.0%       --       --       --       --


      $    27  $    --  $    --  $    --  $    --  $ 1,635  $    --  $    --  $    --  $   878  $    --  $    --  $    --  $    --
            3       --       --       --       --      155       --       --       --       73       --       --       --       --
      $ 10.74  $    --  $    --  $    --  $    --  $ 10.58  $    --  $    --  $    --  $ 11.43  $    --  $    --  $    --  $    --
         7.4%       --       --       --       --     5.8%       --       --       --    14.3%       --       --       --       --
         3.2%       --       --       --       --     2.5%       --       --       --     3.4%       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  MAINSTAY VP
                                                FLOATING RATE--
                                                 SERVICE CLASS
                                     -------------------------------------
                                       2009     2008      2007      2006
                                     -------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $50,249   $27,212   $50,519   $66,344
Units Outstanding..................    4,742     3,380     4,749     6,301
Variable Accumulation Unit Value...  $ 10.59   $  8.06   $ 10.62   $ 10.52
Total Return.......................    31.4%    (24.1%)     0.9%      4.2%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES II POLICIES (b)
Net Assets.........................  $11,436   $ 5,975   $14,728   $ 8,414
Units Outstanding..................    1,081       741     1,383       797
Variable Accumulation Unit Value...  $ 10.58   $  8.06   $ 10.63   $ 10.56
Total Return.......................    31.2%    (24.2%)     0.7%      4.1%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES III POLICIES (c)
Net Assets.........................  $43,649   $24,106   $51,296   $41,204
Units Outstanding..................    4,130     3,008     4,851     3,923
Variable Accumulation Unit Value...  $ 10.50   $  8.00   $ 10.56   $ 10.49
Total Return.......................    31.1%    (24.2%)     0.7%      4.0%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.2%

SERIES IV POLICIES (d)
Net Assets.........................  $56,842   $26,408   $52,122   $35,265
Units Outstanding..................    5,380     3,283     4,908     3,353
Variable Accumulation Unit Value...  $ 10.57   $  8.05   $ 10.60   $ 10.52
Total Return.......................    31.3%    (24.1%)     0.8%      4.2%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES V POLICIES (e)
Net Assets.........................  $ 3,801   $ 2,192   $ 3,333   $ 3,441
Units Outstanding..................      366       271       312       318
Variable Accumulation Unit Value...  $ 10.57   $  8.08   $ 10.69   $ 10.64
Total Return.......................    30.8%    (24.4%)     0.4%      3.8%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES VI POLICIES (f)
Net Assets.........................  $34,345   $17,376   $33,142   $25,234
Units Outstanding..................    3,276     2,180     3,133     2,411
Variable Accumulation Unit Value...  $ 10.48   $  8.00   $ 10.58   $ 10.52
Total Return.......................    30.9%    (24.3%)     0.5%      3.9%
Investment Income Ratio............     3.4%      5.1%      6.3%      6.1%

SERIES VII POLICIES (g)
Net Assets.........................  $ 1,195   $    --   $    --   $    --
Units Outstanding..................      116        --        --        --
Variable Accumulation Unit Value...  $ 10.33   $    --   $    --   $    --
Total Return.......................     3.3%        --        --        --
Investment Income Ratio............     3.5%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $ 1,783   $    --   $    --   $    --
Units Outstanding..................      170        --        --        --
Variable Accumulation Unit Value...  $ 10.37   $    --   $    --   $    --
Total Return.......................     3.7%        --        --        --
Investment Income Ratio............     3.5%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $   763   $    --   $    --   $    --
Units Outstanding..................       74        --        --        --
Variable Accumulation Unit Value...  $ 10.31   $    --   $    --   $    --
Total Return.......................     3.1%        --        --        --
Investment Income Ratio............     3.5%        --        --        --

                                     MAINSTAY
                                        VP
                                     FLOATING
                                      RATE--                     MAINSTAY VP
                                      SERVICE                   GOVERNMENT--
                                       CLASS                    SERVICE CLASS
                                     --------  ----------------------------------------------
                                       2005      2009     2008     2007      2006      2005
                                     --------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $36,518  $21,711  $25,835   $12,747   $10,264   $ 8,799
Units Outstanding..................     3,612    1,877    2,232     1,190     1,005       881
Variable Accumulation Unit Value...   $ 10.10  $ 11.56  $ 11.57   $ 10.71   $ 10.21   $  9.97
Total Return.......................      1.0%     0.0%     8.0%      4.9%      2.4%      0.7%
Investment Income Ratio............      4.5%     3.2%     3.7%      5.0%      0.9%      3.6%

SERIES II POLICIES (b)
Net Assets.........................   $ 4,001  $ 5,917  $ 7,458   $ 2,056   $   436   $   316
Units Outstanding..................       373      511      644       177        42        30
Variable Accumulation Unit Value...   $ 10.14  $ 11.60  $ 11.62   $ 10.78   $ 10.28   $ 10.06
Total Return.......................      1.4%    (0.2%)    7.8%      4.8%      2.2%      0.5%
Investment Income Ratio............      4.9%     3.3%     3.9%      6.7%      1.0%      6.8%

SERIES III POLICIES (c)
Net Assets.........................   $13,041  $26,121  $38,534   $18,224   $17,078   $16,243
Units Outstanding..................     1,272    2,299    3,324     1,723     1,691     1,645
Variable Accumulation Unit Value...   $ 10.08  $ 11.36  $ 11.39   $ 10.57   $ 10.09   $  9.88
Total Return.......................      0.8%    (0.2%)    7.8%      4.7%      2.1%      0.5%
Investment Income Ratio............      4.7%     3.0%     3.6%      4.9%      0.9%      3.3%

SERIES IV POLICIES (d)
Net Assets.........................   $10,796  $33,769  $38,114   $19,355   $16,646   $14,766
Units Outstanding..................     1,052    2,926    3,298     1,804     1,630     1,481
Variable Accumulation Unit Value...   $ 10.09  $ 11.54  $ 11.55   $ 10.70   $ 10.20   $  9.97
Total Return.......................      0.9%    (0.1%)    8.0%      4.9%      2.3%      0.6%
Investment Income Ratio............      4.8%     3.4%     3.5%      4.8%      0.9%      3.4%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,686  $ 2,331  $ 2,585   $ 2,733   $ 1,626   $ 1,257
Units Outstanding..................       164      207      229       260       162       127
Variable Accumulation Unit Value...   $ 10.25  $ 11.24  $ 11.30   $ 10.51   $ 10.06   $  9.87
Total Return.......................      2.5%    (0.5%)    7.5%      4.5%      1.9%      0.2%
Investment Income Ratio............      4.7%     3.2%     2.8%      5.6%      1.0%      3.8%

SERIES VI POLICIES (f)
Net Assets.........................   $11,829  $18,690  $28,327   $13,450   $ 9,551   $ 8,125
Units Outstanding..................     1,145    1,654    2,486     1,276       948       818
Variable Accumulation Unit Value...   $ 10.13  $ 11.30  $ 11.34   $ 10.54   $ 10.08   $  9.88
Total Return.......................      1.3%    (0.4%)    7.6%      4.6%      2.0%      0.3%
Investment Income Ratio............      4.8%     3.0%     3.6%      5.2%      0.9%      3.8%

SERIES VII POLICIES (g)
Net Assets.........................   $    --  $   484  $    --   $    --   $    --   $    --
Units Outstanding..................        --       48       --        --        --        --
Variable Accumulation Unit Value...   $    --  $  9.99  $    --   $    --   $    --   $    --
Total Return.......................        --    (0.1%)      --        --        --        --
Investment Income Ratio............        --     7.4%       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --  $   507  $    --   $    --   $    --   $    --
Units Outstanding..................        --       50       --        --        --        --
Variable Accumulation Unit Value...   $    --  $ 10.07  $    --   $    --   $    --   $    --
Total Return.......................        --     0.7%       --        --        --        --
Investment Income Ratio............        --     7.0%       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --  $   294  $    --   $    --   $    --   $    --
Units Outstanding..................        --       27       --        --        --        --
Variable Accumulation Unit Value...   $    --  $ 10.04  $    --   $    --   $    --   $    --
Total Return.......................        --     0.4%       --        --        --        --
Investment Income Ratio............        --     7.4%       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




                   MAINSTAY VP                                MAINSTAY VP                          MAINSTAY VP
               GROWTH ALLOCATION--                          GROWTH EQUITY--                HIGH YIELD CORPORATE BOND--
                  SERVICE CLASS                              SERVICE CLASS                        SERVICE CLASS
      -------------------------------------  --------------------------------------------  ---------------------------
        2009     2008      2007      2006     2009     2008     2007      2006      2005     2009      2008     2007
      ----------------------------------------------------------------------------------------------------------------

      $34,388   $24,802   $31,812   $16,922  $9,103  $ 6,991   $12,301   $10,744  $ 9,595  $ 89,028  $53,572  $ 76,442
        3,697     3,357     2,631     1,524     830      841       888       859      788     6,001    5,054     5,387
      $  9.30   $  7.39   $ 12.03   $ 11.08  $10.97  $  8.31   $ 13.83   $ 12.51  $ 12.17  $  14.90  $ 10.60  $  14.20
        25.9%    (38.6%)     8.6%     10.8%   32.0%   (39.9%)    10.6%      2.7%     6.6%     40.5%   (25.3%)     0.6%
         2.2%      0.6%      1.2%      1.4%    0.3%     0.3%        --      0.2%       --      8.0%     8.9%      6.8%


      $ 1,613   $ 1,082   $ 1,602   $   571  $  587  $   428   $   601   $   208  $    78  $ 24,529  $ 9,687  $ 13,752
          180       151       138        53      60       57        48        18        7     2,062    1,140     1,206
      $  8.97   $  7.13   $ 11.64   $ 10.73  $ 9.83  $  7.46   $ 12.43   $ 11.26  $ 10.98  $  11.90  $  8.48  $  11.38
        25.8%    (38.7%)     8.4%      7.3%   31.8%   (40.0%)    10.4%      2.6%     6.4%     40.3%   (25.5%)     0.5%
         2.3%      0.5%      1.4%      1.6%    0.3%     0.3%        --      0.2%       --      9.0%     9.2%      7.9%


      $13,645   $10,577   $16,106   $ 7,010  $9,667  $ 8,278   $16,119   $16,850  $17,835  $156,332  $89,005  $135,741
        1,507     1,468     1,369       646     885      996     1,164     1,341    1,456    10,681    8,477     9,684
      $  9.05   $  7.20   $ 11.76   $ 10.85  $10.95  $  8.32   $ 13.86   $ 12.56  $ 12.25  $  14.64  $ 10.44  $  14.01
        25.7%    (38.7%)     8.4%      8.5%   31.7%   (40.0%)    10.3%      2.5%     6.4%     40.2%   (25.5%)     0.4%
         2.1%      0.5%      1.3%      1.4%    0.3%     0.2%        --      0.2%       --      8.3%     8.7%      6.6%


      $21,318   $15,831   $19,362   $11,086  $7,828  $ 6,426   $11,935   $11,896  $11,771  $164,586  $93,233  $138,150
        2,296     2,147     1,606       999     717      776       865       953      968    11,021    8,764     9,688
      $  9.28   $  7.38   $ 12.02   $ 11.07  $10.94  $  8.29   $ 13.79   $ 12.48  $ 12.16  $  14.93  $ 10.63  $  14.25
        25.9%    (38.6%)     8.6%     10.7%   31.9%   (39.9%)    10.5%      2.7%     6.6%     40.4%   (25.4%)     0.6%
         2.2%      0.5%      1.2%      1.4%    0.3%     0.3%        --      0.2%       --      8.3%     9.0%      6.8%


      $   720   $   571   $   999   $   686  $  436  $   209   $   517   $   553  $   554  $ 13,159  $ 6,129  $ 11,504
           81        80        86        64      41       26        39        46       47       885      594       827
      $  8.92   $  7.12   $ 11.64   $ 10.77  $10.51  $  8.00   $ 13.37   $ 12.14  $ 11.88  $  14.44  $ 10.33  $  13.90
        25.4%    (38.9%)     8.1%      7.7%   31.4%   (40.1%)    10.1%      2.2%     6.1%     39.9%   (25.7%)     0.2%
         2.1%      0.5%      1.1%      1.2%    0.3%     0.2%        --      0.2%       --      8.7%     8.0%      6.1%


      $12,741   $10,236   $14,582   $ 5,801  $6,450  $ 5,488   $10,236   $11,233  $11,667  $121,259  $65,777  $ 91,960
        1,425     1,435     1,252       511     602      673       752       909      967     8,304    6,324     6,578
      $  8.94   $  7.12   $ 11.64   $ 10.76  $10.72  $  8.15   $ 13.61   $ 12.35  $ 12.06  $  14.56  $ 10.40  $  13.98
        25.5%    (38.8%)     8.2%      7.6%   31.5%   (40.1%)    10.2%      2.4%     6.2%     40.0%   (25.6%)     0.3%
         2.2%      0.5%      1.3%      1.6%    0.3%     0.2%        --      0.2%       --      8.2%     9.0%      6.7%


      $    58   $    --   $    --   $    --  $   10  $    --   $    --   $    --  $    --  $  2,682  $    --  $     --
            5        --        --        --       1       --        --        --       --       242       --        --
      $ 10.75   $    --   $    --   $    --  $11.27  $    --   $    --   $    --  $    --  $  11.09  $    --  $     --
         7.5%        --        --        --   12.7%       --        --        --       --     10.9%       --        --
         5.8%        --        --        --    0.7%       --        --        --       --     14.1%       --        --


      $   543   $    --   $    --   $    --  $   17  $    --   $    --   $    --  $    --  $  4,854  $    --  $     --
           48        --        --        --       2       --        --        --       --       439       --        --
      $ 11.27   $    --   $    --   $    --  $11.03  $    --   $    --   $    --  $    --  $  10.95  $    --  $     --
        12.7%        --        --        --   10.3%       --        --        --       --      9.5%       --        --
         3.9%        --        --        --    0.2%       --        --        --       --     14.9%       --        --


      $   418   $    --   $    --   $    --  $   35  $    --   $    --   $    --  $    --  $  4,260  $    --  $     --
           37        --        --        --       3       --        --        --       --       387       --        --
      $ 10.98   $    --   $    --   $    --  $11.16  $    --   $    --   $    --  $    --  $  10.92  $    --  $     --
         9.8%        --        --        --   11.6%       --        --        --       --      9.2%       --        --
         3.1%        --        --        --    0.1%       --        --        --       --     14.4%       --        --

          MAINSTAY VP
          HIGH YIELD
       CORPORATE BOND--
         SERVICE CLASS
      ------------------
        2006      2005
      ------------------

      $ 65,778  $ 50,262
         4,654     3,920
      $  14.12  $  12.81
         10.2%      1.2%
          2.0%      6.8%


      $  6,351  $  2,500
           552       242
      $  11.32  $  10.29
         10.0%      1.1%
          2.8%     12.6%


      $134,191  $117,498
         9,605     9,264
      $  13.95  $  12.69
         10.0%      1.0%
          1.9%      6.4%


      $123,311  $103,496
         8,698     8,052
      $  14.17  $  12.86
         10.1%      1.2%
          1.9%      6.4%


      $ 12,883  $ 11,657
           929       922
      $  13.87  $  12.64
          9.7%      0.8%
          1.8%      6.5%


      $ 81,548  $ 64,705
         5,835     5,086
      $  13.94  $  12.69
          9.8%      0.9%
          2.0%      7.2%


      $     --  $     --
            --        --
      $     --  $     --
            --        --
            --        --


      $     --  $     --
            --        --
      $     --  $     --
            --        --
            --        --


      $     --  $     --
            --        --
      $     --  $     --
            --        --
            --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                     MAINSTAY VP
                                                ICAP SELECT EQUITY--
                                                    SERVICE CLASS
                                     ------------------------------------------
                                       2009     2008     2007     2006    2005
                                     ------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $54,061  $25,171  $18,509  $ 6,252  $4,281
Units Outstanding..................    4,366    2,583    1,166      413     332
Variable Accumulation Unit Value...  $ 12.40  $  9.74  $ 15.87  $ 15.10  $12.87
Total Return.......................    27.3%   (38.6%)    5.1%    17.3%    3.8%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.1%    0.9%

SERIES II POLICIES (b)
Net Assets.........................  $ 7,479  $ 4,212  $ 4,483  $   327  $   37
Units Outstanding..................      742      531      340       27       3
Variable Accumulation Unit Value...  $ 10.08  $  7.93  $ 12.94  $ 12.33  $10.53
Total Return.......................    27.1%   (38.7%)    5.0%    17.2%    5.3%
Investment Income Ratio............     1.7%     0.5%     0.7%     0.3%    3.1%

SERIES III POLICIES (c)
Net Assets.........................  $61,666  $31,399  $25,973  $ 9,830  $7,357
Units Outstanding..................    5,044    3,263    1,652      656     576
Variable Accumulation Unit Value...  $ 12.22  $  9.62  $ 15.70  $ 14.97  $12.78
Total Return.......................    27.0%   (38.7%)    4.9%    17.1%    3.5%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.1%    0.8%

SERIES IV POLICIES (d)
Net Assets.........................  $79,618  $39,427  $30,523  $11,038  $7,259
Units Outstanding..................    6,456    4,065    1,926      732     563
Variable Accumulation Unit Value...  $ 12.33  $  9.69  $ 15.80  $ 15.04  $12.82
Total Return.......................    27.2%   (38.6%)    5.1%    17.3%    3.7%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.2%    0.8%

SERIES V POLICIES (e)
Net Assets.........................  $ 3,584  $ 1,815  $ 2,136  $   962  $  686
Units Outstanding..................      300      193      138       65      54
Variable Accumulation Unit Value...  $ 11.95  $  9.43  $ 15.43  $ 14.75  $12.62
Total Return.......................    26.7%   (38.9%)    4.6%    16.8%    3.3%
Investment Income Ratio............     1.6%     0.4%     0.5%     0.1%    0.8%

SERIES VI POLICIES (f)
Net Assets.........................  $52,821  $28,496  $23,613  $ 7,661  $4,536
Units Outstanding..................    4,364    2,988    1,513      514     353
Variable Accumulation Unit Value...  $ 12.10  $  9.54  $ 15.60  $ 14.89  $12.73
Total Return.......................    26.8%   (38.8%)    4.7%    16.9%    3.4%
Investment Income Ratio............     1.6%     0.5%     0.6%     0.2%    0.8%

SERIES VII POLICIES (g)
Net Assets.........................  $   255  $    --  $    --  $    --  $   --
Units Outstanding..................       23       --       --       --      --
Variable Accumulation Unit Value...  $ 11.08  $    --  $    --  $    --  $   --
Total Return.......................    10.8%       --       --       --      --
Investment Income Ratio............     1.7%       --       --       --      --

SERIES VIII POLICIES (h)
Net Assets.........................  $   994  $    --  $    --  $    --  $   --
Units Outstanding..................       92       --       --       --      --
Variable Accumulation Unit Value...  $ 10.80  $    --  $    --  $    --  $   --
Total Return.......................     8.0%       --       --       --      --
Investment Income Ratio............     2.8%       --       --       --      --

SERIES IX POLICIES (i)
Net Assets.........................  $   750  $    --  $    --  $    --  $   --
Units Outstanding..................       65       --       --       --      --
Variable Accumulation Unit Value...  $ 10.76  $    --  $    --  $    --  $   --
Total Return.......................     7.6%       --       --       --      --
Investment Income Ratio............     1.7%       --       --       --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                        MAINSTAY VP                                    MAINSTAY VP
                      INCOME BUILDER--                            INTERNATIONAL EQUITY--
                       SERVICE CLASS                                  SERVICE CLASS
      -----------------------------------------------  -------------------------------------------
        2009      2008      2007      2006      2005     2009     2008     2007     2006     2005
      --------------------------------------------------------------------------------------------


       $ 8,694   $ 7,044   $10,000   $ 9,122  $ 7,820  $31,245  $26,138  $34,716  $24,928  $12,520
           743       731       746       720      665    1,896    1,863    1,806    1,339      869
       $ 11.70   $  9.63   $ 13.39   $ 12.66  $ 11.76  $ 16.47  $ 14.03  $ 19.19  $ 18.59  $ 14.39
         21.5%    (28.1%)     5.8%      7.7%     4.7%    17.4%   (26.9%)    3.2%    29.2%     6.3%
          3.4%      3.1%      2.1%      0.5%     1.5%     7.1%     1.3%     0.6%     0.2%     2.0%


       $ 1,031   $   798   $   409   $   161  $    14  $ 4,381  $ 3,894  $ 5,359  $ 2,397  $   626
            99        93        34        14        1      357      371      372      172       56
       $ 10.45   $  8.62   $ 12.00   $ 11.37  $ 10.57  $ 12.30  $ 10.49  $ 14.38  $ 13.95  $ 10.82
         21.3%    (28.2%)     5.6%      7.6%     4.5%    17.2%   (27.0%)    3.1%    29.0%     6.1%
          3.6%      4.5%      2.8%      0.6%     2.2%     7.0%     1.2%     0.7%     0.3%     4.1%


       $10,696   $ 9,905   $16,167   $17,200  $16,290  $34,201  $31,362  $50,876  $44,302  $26,887
           927     1,037     1,219     1,372    1,394    2,138    2,295    2,712    2,432    1,907
       $ 11.54   $  9.51   $ 13.26   $ 12.57  $ 11.69  $ 16.01  $ 13.67  $ 18.73  $ 18.18  $ 14.11
         21.3%    (28.3%)     5.5%      7.5%     4.5%    17.2%   (27.0%)    3.0%    28.9%     6.0%
          3.3%      3.0%      2.0%      0.4%     1.4%     7.0%     1.2%     0.6%     0.2%     1.8%


       $ 7,965   $ 7,047   $11,398   $11,226  $10,004  $48,477  $42,792  $62,627  $50,013  $26,069
           675       725       843       878      842    2,980    3,093    3,303    2,724    1,829
       $ 11.80   $  9.71   $ 13.52   $ 12.79  $ 11.88  $ 16.23  $ 13.83  $ 18.93  $ 18.35  $ 14.21
         21.4%    (28.2%)     5.7%      7.6%     4.7%    17.3%   (26.9%)    3.2%    29.1%     6.2%
          3.4%      2.9%      2.1%      0.5%     1.4%     7.0%     1.2%     0.6%     0.2%     2.0%


       $   373   $   303   $   686   $   684  $   636  $ 3,162  $ 2,881  $ 4,100  $ 2,996  $ 1,609
            33        33        53        56       55      205      219      226      170      117
       $ 11.22   $  9.27   $ 12.96   $ 12.31  $ 11.48  $ 15.41  $ 13.18  $ 18.11  $ 17.63  $ 13.71
         20.9%    (28.4%)     5.3%      7.2%     4.3%    16.9%   (27.2%)    2.8%    28.6%     5.8%
          3.5%      2.8%      2.1%      0.4%     1.5%     6.8%     1.2%     0.6%     0.2%     2.2%


       $ 6,826   $ 5,728   $ 8,801   $ 8,848  $ 8,131  $31,140  $29,181  $43,867  $37,864  $17,356
           607       616       678       715      706    1,992    2,184    2,390    2,118    1,251
       $ 11.27   $  9.31   $ 12.99   $ 12.33  $ 11.49  $ 15.63  $ 13.36  $ 18.34  $ 17.83  $ 13.85
         21.1%    (28.4%)     5.4%      7.3%     4.4%    17.0%   (27.1%)    2.9%    28.7%     5.9%
          3.4%      3.0%      2.0%      0.5%     1.5%     6.9%     1.2%     0.5%     0.2%     2.1%


       $    36   $    --   $    --   $    --  $    --  $   123  $    --  $    --  $    --  $    --
             3        --        --        --       --       10       --       --       --       --
       $ 10.56   $    --   $    --   $    --  $    --  $ 10.92  $    --  $    --  $    --  $    --
          5.6%        --        --        --       --     9.2%       --       --       --       --
          9.7%        --        --        --       --     6.8%       --       --       --       --


       $   171   $    --   $    --   $    --  $    --  $   669  $    --  $    --  $    --  $    --
            16        --        --        --       --       60       --       --       --       --
       $ 10.49   $    --   $    --   $    --  $    --  $ 11.02  $    --  $    --  $    --  $    --
          4.9%        --        --        --       --    10.2%       --       --       --       --
            --        --        --        --       --     8.8%       --       --       --       --


       $    62   $    --   $    --   $    --  $    --  $   563  $    --  $    --  $    --  $    --
             6        --        --        --       --       51       --       --       --       --
       $ 10.88   $    --   $    --   $    --  $    --  $ 11.00  $    --  $    --  $    --  $    --
          8.8%        --        --        --       --    10.0%       --       --       --       --
          1.9%        --        --        --       --    13.9%       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                        MAINSTAY VP
                                                    LARGE CAP GROWTH--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,373   $ 6,525   $ 8,089   $4,851    $3,045
Units Outstanding..................       994       785       586      419       278
Variable Accumulation Unit Value...   $ 11.44   $  8.31   $ 13.79   $11.56    $10.96
Total Return.......................     37.7%    (39.8%)    19.4%     5.5%      2.7%
Investment Income Ratio............        --        --        --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,880   $ 1,422   $ 1,146   $  295    $   72
Units Outstanding..................       160       167        77       25         6
Variable Accumulation Unit Value...   $ 11.75   $  8.54   $ 14.21   $11.92    $11.32
Total Return.......................     37.5%    (39.9%)    19.2%     5.3%     13.2%
Investment Income Ratio............        --        --        --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $14,140   $ 9,350   $12,888   $8,805    $6,797
Units Outstanding..................     1,254     1,138       943      768       624
Variable Accumulation Unit Value...   $ 11.28   $  8.20   $ 13.65   $11.46    $10.89
Total Return.......................     37.5%    (39.9%)    19.1%     5.3%      2.5%
Investment Income Ratio............        --        --        --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $21,834   $15,284   $15,201   $9,704    $5,526
Units Outstanding..................     1,907     1,839     1,099      842       505
Variable Accumulation Unit Value...   $ 11.39   $  8.27   $ 13.75   $11.52    $10.93
Total Return.......................     37.7%    (39.8%)    19.3%     5.4%      2.6%
Investment Income Ratio............        --        --        --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $ 1,523   $   831   $   999   $  613    $  453
Units Outstanding..................       141       106        76       55        43
Variable Accumulation Unit Value...   $ 10.79   $  7.87   $ 13.13   $11.05    $10.53
Total Return.......................     37.1%    (40.1%)    18.8%     5.0%      2.2%
Investment Income Ratio............        --        --        --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $14,154   $ 8,755   $11,767   $6,145    $3,647
Units Outstanding..................     1,266     1,076       865      538       337
Variable Accumulation Unit Value...   $ 11.16   $  8.13   $ 13.55   $11.39    $10.84
Total Return.......................     37.3%    (40.0%)    18.9%     5.1%      2.3%
Investment Income Ratio............        --        --        --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   207   $    --   $    --   $   --    $   --
Units Outstanding..................        18        --        --       --        --
Variable Accumulation Unit Value...   $ 11.62   $    --   $    --   $   --    $   --
Total Return.......................     16.2%        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   758   $    --   $    --   $   --    $   --
Units Outstanding..................        65        --        --       --        --
Variable Accumulation Unit Value...   $ 11.43   $    --   $    --   $   --    $   --
Total Return.......................     14.3%        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   552   $    --   $    --   $   --    $   --
Units Outstanding..................        48        --        --       --        --
Variable Accumulation Unit Value...   $ 11.32   $    --   $    --   $   --    $   --
Total Return.......................     13.2%        --        --       --        --
Investment Income Ratio............        --        --        --       --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                         MAINSTAY VP                                     MAINSTAY VP
                       MID CAP CORE--                                 MID CAP GROWTH--
                        SERVICE CLASS                                   SERVICE CLASS
      ------------------------------------------------  --------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007     2006     2005
      ----------------------------------------------------------------------------------------------



       $38,255   $12,903   $22,217   $18,032   $11,966     $--    $15,930  $30,018  $23,982  $18,597
         2,647     1,202     1,176       986       740      --      1,425    1,460    1,334    1,104
       $ 14.45   $ 10.73   $ 18.88   $ 18.28   $ 16.17     $--    $ 11.17  $ 20.52  $ 18.02  $ 16.77
         34.7%    (43.2%)     3.3%     13.1%     14.0%      --     (45.6%)   13.9%     7.4%    15.2%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $ 3,310   $ 1,514   $ 2,509   $   973   $   349     $--    $ 1,284  $ 1,922  $   947  $   598
           323       198       186        74        28      --        164      133       75       51
       $ 10.30   $  7.66   $ 13.51   $ 13.09   $ 11.60     $--    $  7.81  $ 14.37  $ 12.64  $ 11.78
         34.5%    (43.3%)     3.2%     12.9%     13.8%      --     (45.6%)   13.7%     7.3%    15.0%
          0.2%        --      0.3%        --      1.1%      --         --       --       --       --


       $40,225   $14,289   $29,030   $27,464   $21,987     $--    $17,969  $39,208  $35,786  $33,555
         2,837     1,351     1,557     1,522     1,375      --      1,659    1,970    2,040    2,054
       $ 14.18   $ 10.55   $ 18.60   $ 18.04   $ 15.99     $--    $ 10.83  $ 19.93  $ 17.54  $ 16.35
         34.4%    (43.3%)     3.1%     12.8%     13.7%      --     (45.7%)   13.7%     7.2%    15.0%
          0.2%        --      0.2%        --      0.4%      --         --       --       --       --


       $47,815   $17,460   $33,257   $27,704   $19,680     $--    $20,479  $42,594  $37,892  $30,962
         3,339     1,641     1,774     1,527     1,220      --      1,878    2,123    2,150    1,884
       $ 14.32   $ 10.64   $ 18.73   $ 18.14   $ 16.05     $--    $ 10.92  $ 20.07  $ 17.63  $ 16.42
         34.6%    (43.2%)     3.3%     13.0%     13.9%      --     (45.6%)   13.8%     7.4%    15.1%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $ 2,226   $   898   $ 2,168   $ 2,092   $ 1,543     $--    $   712  $ 1,637  $ 1,581  $ 1,475
           159        86       117       116        96      --         68       84       92       92
       $ 14.04   $ 10.47   $ 18.51   $ 18.00   $ 15.99     $--    $ 10.50  $ 19.38  $ 17.10  $ 15.98
         34.1%    (43.4%)     2.8%     12.6%     13.5%      --     (45.8%)   13.4%     7.0%    14.7%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $33,454   $13,044   $26,914   $24,573   $18,737     $--    $15,365  $34,534  $27,243  $24,736
         2,398     1,254     1,465     1,376     1,183      --      1,405    1,710    1,531    1,485
       $ 13.96   $ 10.40   $ 18.37   $ 17.84   $ 15.83     $--    $ 10.96  $ 20.20  $ 17.80  $ 16.62
         34.2%    (43.4%)     2.9%     12.7%     13.6%      --     (45.8%)   13.5%     7.1%    14.8%
          0.2%        --      0.2%        --      0.5%      --         --       --       --       --


       $    36   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
             3        --        --        --        --      --         --       --       --       --
       $ 11.27   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
         12.7%        --        --        --        --      --         --       --       --       --
          0.2%        --        --        --        --      --         --       --       --       --


       $   383   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
            34        --        --        --        --      --         --       --       --       --
       $ 11.28   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
         12.8%        --        --        --        --      --         --       --       --       --
          0.3%        --        --        --        --      --         --       --       --       --


       $   191   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
            16        --        --        --        --      --         --       --       --       --
       $ 11.49   $    --   $    --   $    --   $    --     $--    $    --  $    --  $    --  $    --
         14.9%        --        --        --        --      --         --       --       --       --
          0.3%        --        --        --        --      --         --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      MAINSTAY VP                                MAINSTAY VP
                                                    MID CAP VALUE--                         MODERATE ALLOCATION--
                                                     SERVICE CLASS                              SERVICE CLASS
                                     --------------------------------------------  --------------------------------------
                                       2009      2008     2007     2006     2005     2009      2008      2007      2006
                                     ------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $17,173  $27,197  $24,729  $18,099   $73,039   $51,736   $54,540   $30,214
Units Outstanding..................      --      1,701    1,788    1,582    1,298     7,000     6,063     4,704     2,780
Variable Accumulation Unit Value...     $--    $ 10.10  $ 15.20  $ 15.64  $ 13.94   $ 10.42   $  8.53   $ 11.59   $ 10.83
Total Return.......................      --     (33.6%)   (2.8%)   12.2%     4.0%     22.3%    (26.4%)     7.0%      8.3%
Investment Income Ratio............      --       1.4%     0.9%       --     0.7%      2.8%      0.2%      2.5%      1.8%

SERIES II POLICIES (b)
Net Assets.........................     $--    $ 1,746  $ 2,489  $ 1,288  $   522   $13,104   $ 9,021   $ 8,563   $ 2,332
Units Outstanding..................      --        226      213      108       49     1,281     1,076       748       215
Variable Accumulation Unit Value...     $--    $  7.71  $ 11.62  $ 11.97  $ 10.69   $ 10.23   $  8.38   $ 11.41   $ 10.68
Total Return.......................      --     (33.7%)   (2.9%)   12.0%     3.8%     22.1%    (26.5%)     6.8%      6.8%
Investment Income Ratio............      --       1.4%     1.0%       --     1.1%      2.9%      0.2%      3.6%      1.7%

SERIES III POLICIES (c)
Net Assets.........................     $--    $22,799  $42,801  $47,112  $41,554   $60,368   $36,709   $40,680   $21,672
Units Outstanding..................      --      2,257    2,809    2,992    2,962     5,902     4,382     3,557     2,025
Variable Accumulation Unit Value...     $--    $ 10.11  $ 15.24  $ 15.71  $ 14.03   $ 10.23   $  8.38   $ 11.41   $ 10.69
Total Return.......................      --     (33.7%)   (3.0%)   12.0%     3.8%     22.0%    (26.6%)     6.7%      6.9%
Investment Income Ratio............      --       1.3%     0.8%       --     0.7%      2.9%      0.2%      2.7%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................     $--    $28,558  $49,929  $48,022  $38,107   $66,986   $45,529   $44,835   $21,125
Units Outstanding..................      --      2,839    3,289    3,074    2,741     6,477     5,375     3,890     1,962
Variable Accumulation Unit Value...     $--    $ 10.07  $ 15.17  $ 15.61  $ 13.92   $ 10.34   $  8.46   $ 11.50   $ 10.76
Total Return.......................      --     (33.6%)   (2.8%)   12.1%     3.9%     22.2%    (26.5%)     6.9%      7.6%
Investment Income Ratio............      --       1.3%     0.8%       --     0.7%      2.8%      0.3%      2.7%      2.0%

SERIES V POLICIES (e)
Net Assets.........................     $--    $   999  $ 2,020  $ 2,264  $ 1,915   $ 3,611   $ 3,017   $ 4,096   $ 1,827
Units Outstanding..................      --        102      136      148      140       355       362       359       171
Variable Accumulation Unit Value...     $--    $  9.80  $ 14.83  $ 15.31  $ 13.71   $ 10.16   $  8.35   $ 11.40   $ 10.70
Total Return.......................      --     (33.9%)   (3.2%)   11.7%     3.5%     21.7%    (26.8%)     6.5%      7.0%
Investment Income Ratio............      --       1.2%     0.8%       --     0.8%      2.6%      0.2%      2.8%      2.0%

SERIES VI POLICIES (f)
Net Assets.........................     $--    $16,808  $29,486  $30,700  $26,504   $39,844   $31,523   $31,222   $16,309
Units Outstanding..................      --      1,703    1,974    1,988    1,915     3,916     3,775     2,742     1,526
Variable Accumulation Unit Value...     $--    $  9.91  $ 14.96  $ 15.44  $ 13.81   $ 10.17   $  8.35   $ 11.38   $ 10.68
Total Return.......................      --     (33.8%)   (3.1%)   11.8%     3.6%     21.8%    (26.7%)     6.6%      6.8%
Investment Income Ratio............      --       1.3%     0.8%       --     0.7%      2.7%      0.3%      2.6%      1.5%

SERIES VII POLICIES (g)
Net Assets.........................     $--    $    --  $    --  $    --  $    --   $   608   $    --   $    --   $    --
Units Outstanding..................      --         --       --       --       --        56        --        --        --
Variable Accumulation Unit Value...     $--    $    --  $    --  $    --  $    --   $ 10.82   $    --   $    --   $    --
Total Return.......................      --         --       --       --       --      8.2%        --        --        --
Investment Income Ratio............      --         --       --       --       --      3.0%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--    $    --  $    --  $    --  $    --   $ 1,348   $    --   $    --   $    --
Units Outstanding..................      --         --       --       --       --       126        --        --        --
Variable Accumulation Unit Value...     $--    $    --  $    --  $    --  $    --   $ 10.73   $    --   $    --   $    --
Total Return.......................      --         --       --       --       --      7.3%        --        --        --
Investment Income Ratio............      --         --       --       --       --      3.9%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--    $    --  $    --  $    --  $    --   $ 1,015   $    --   $    --   $    --
Units Outstanding..................      --         --       --       --       --        94        --        --        --
Variable Accumulation Unit Value...     $--    $    --  $    --  $    --  $    --   $ 10.74   $    --   $    --   $    --
Total Return.......................      --         --       --       --       --      7.4%        --        --        --
Investment Income Ratio............      --         --       --       --       --      2.7%        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                    MAINSTAY VP                                  MAINSTAY VP                             MAINSTAY VP
           MODERATE GROWTH ALLOCATION--                        S&P 500 INDEX--                       SMALL CAP GROWTH--
                   SERVICE CLASS                                SERVICE CLASS                           SERVICE CLASS
      --------------------------------------  ------------------------------------------------  ----------------------------
        2009      2008      2007      2006      2009      2008      2007      2006      2005      2009      2008      2007
      ----------------------------------------------------------------------------------------------------------------------


       $76,703   $54,582   $66,815   $35,349   $38,321   $30,442   $49,749   $43,645   $32,438     $--     $ 8,555   $14,893
         7,701     6,919     5,620     3,194     3,362     3,315     3,356     3,049     2,570      --       1,078     1,108
       $  9.96   $  7.88   $ 11.87   $ 11.03   $ 11.40   $  9.18   $ 14.82   $ 14.32   $ 12.61     $--     $  7.93   $ 13.43
         26.3%    (33.6%)     7.6%     10.3%     24.2%    (38.0%)     3.5%     13.5%      3.0%      --      (40.9%)    (4.8%)
          2.8%      0.4%      2.0%      1.7%      2.6%      2.0%      1.5%      0.4%      1.2%      --          --        --


       $ 4,467   $ 5,217   $ 7,034   $ 3,820   $ 2,513   $ 2,033   $ 3,402   $ 1,502   $   621     $--     $   369   $   612
           455       677       593       353       265       266       275       126        61      --          60        58
       $  9.72   $  7.71   $ 11.63   $ 10.82   $  9.48   $  7.65   $ 12.36   $ 11.96   $ 10.55     $--     $  6.17   $ 10.45
         26.1%    (33.7%)     7.5%      8.2%     24.0%    (38.1%)     3.3%     13.4%      2.9%      --      (41.0%)    (4.9%)
          2.3%      0.4%      2.0%      4.3%      2.5%      1.9%      1.7%      0.5%      2.8%      --          --        --


       $36,778   $31,732   $43,548   $24,900   $41,820   $36,223   $65,496   $70,399   $63,957     $--     $ 8,928   $17,582
         3,776     4,096     3,735     2,290     3,731     4,006     4,480     4,970     5,119      --       1,130     1,312
       $  9.74   $  7.73   $ 11.66   $ 10.85   $ 11.21   $  9.04   $ 14.62   $ 14.16   $ 12.49     $--     $  7.91   $ 13.41
         26.1%    (33.7%)     7.4%      8.5%     23.9%    (38.2%)     3.3%     13.3%      2.8%      --      (41.0%)    (5.0%)
          2.7%      0.4%      2.0%      1.7%      2.5%      2.0%      1.4%      0.4%      1.1%      --          --        --


       $53,176   $40,459   $42,215   $21,832   $46,511   $38,535   $67,132   $64,145   $51,108     $--     $10,658   $20,001
         5,380     5,167     3,572     1,981     4,094     4,209     4,544     4,488     4,057      --       1,374     1,522
       $  9.89   $  7.83   $ 11.80   $ 10.97   $ 11.36   $  9.15   $ 14.78   $ 14.29   $ 12.59     $--     $  7.76   $ 13.15
         26.3%    (33.6%)     7.6%      9.7%     24.1%    (38.1%)     3.5%     13.5%      3.0%      --      (40.9%)    (4.8%)
          2.7%      0.5%      2.1%      1.8%      2.6%      2.0%      1.4%      0.4%      1.2%      --          --        --


       $ 1,577   $ 1,796   $ 3,059   $ 1,782   $ 2,684   $ 2,322   $ 4,530   $ 4,013   $ 4,000     $--     $   315   $   639
           166       238       267       167       242       259       312       285       321      --          42        51
       $  9.51   $  7.56   $ 11.44   $ 10.67   $ 11.08   $  8.96   $ 14.53   $ 14.10   $ 12.48     $--     $  7.42   $ 12.62
         25.8%    (33.9%)     7.1%      6.7%     23.6%    (38.3%)     3.0%     13.0%      2.6%      --      (41.2%)    (5.2%)
          2.3%      0.4%      2.0%      1.7%      2.5%      2.0%      1.4%      0.4%      1.2%      --          --        --


       $31,722   $25,889   $36,880   $15,902   $29,214   $25,355   $42,623   $40,283   $31,482     $--     $ 6,336   $11,585
         3,272     3,360     3,163     1,411     2,622     2,819     2,922     2,848     2,514      --         816       877
       $  9.69   $  7.70   $ 11.63   $ 10.85   $ 11.14   $  9.00   $ 14.58   $ 14.14   $ 12.50     $--     $  7.78   $ 13.21
         25.9%    (33.8%)     7.2%      8.5%     23.8%    (38.3%)     3.1%     13.2%      2.7%      --      (41.1%)    (5.1%)
          2.7%      0.4%      2.1%      1.8%      2.5%      2.0%      1.4%      0.4%      1.3%      --          --        --


       $   115   $    --   $    --   $    --   $    68   $    --   $    --   $    --   $    --     $--     $    --   $    --
            11        --        --        --         6        --        --        --        --      --          --        --
       $ 10.68   $    --   $    --   $    --   $ 10.80   $    --   $    --   $    --   $    --     $--     $    --   $    --
          6.8%        --        --        --      8.0%        --        --        --        --      --          --        --
          5.3%        --        --        --      2.2%        --        --        --        --      --          --        --


       $ 1,746   $    --   $    --   $    --   $   201   $    --   $    --   $    --   $    --     $--     $    --   $    --
           154        --        --        --        18        --        --        --        --      --          --        --
       $ 10.82   $    --   $    --   $    --   $ 11.28   $    --   $    --   $    --   $    --     $--     $    --   $    --
          8.2%        --        --        --     12.8%        --        --        --        --      --          --        --
          5.3%        --        --        --      4.6%        --        --        --        --      --          --        --


       $   801   $    --   $    --   $    --   $   152   $    --   $    --   $    --   $    --     $--     $    --   $    --
            74        --        --        --        14        --        --        --        --      --          --        --
       $ 10.89   $    --   $    --   $    --   $ 11.17   $    --   $    --   $    --   $    --     $--     $    --   $    --
          8.9%        --        --        --     11.7%        --        --        --        --      --          --        --
          2.2%        --        --        --      5.0%        --        --        --        --      --          --        --

          MAINSTAY VP
      SMALL CAP GROWTH--
         SERVICE CLASS
      ------------------
        2006      2005
      ------------------


       $14,783   $12,419
         1,048       921
       $ 14.10   $ 13.48
          4.6%      2.4%
            --        --


       $   359   $   215
            33        20
       $ 10.99   $ 10.53
          4.4%      2.2%
            --        --


       $20,801   $20,401
         1,475     1,509
       $ 14.11   $ 13.52
          4.4%      2.2%
            --        --


       $21,824   $20,161
         1,579     1,524
       $ 13.81   $ 13.21
          4.5%      2.3%
            --        --


       $   835   $   986
            63        77
       $ 13.31   $ 12.78
          4.1%      1.9%
            --        --


       $12,311   $13,093
           884       980
       $ 13.92   $ 13.36
          4.2%      2.0%
            --        --


       $    --   $    --
            --        --
       $    --   $    --
            --        --
            --        --


       $    --   $    --
            --        --
       $    --   $    --
            --        --
            --        --


       $    --   $    --
            --        --
       $    --   $    --
            --        --
            --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                    MAINSTAY VP                                    MAINSTAY VP
                                                  U.S. SMALL CAP--                                   VALUE--
                                                   SERVICE CLASS                                  SERVICE CLASS
                                     -----------------------------------------  ------------------------------------------------
                                       2009     2008     2007    2006    2005     2009      2008      2007      2006      2005
                                     -------------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $17,091  $ 4,347  $ 8,014  $4,675  $3,145     $--       $--     $19,777   $17,301   $11,722
Units Outstanding..................    1,198      423      404     316     235      --        --       1,274     1,121       888
Variable Accumulation Unit Value...  $ 14.25  $ 10.27  $ 19.79  $14.78  $13.34     $--       $--     $ 15.52   $ 15.44   $ 13.21
Total Return.......................    38.7%   (48.1%)   33.9%   10.8%   10.2%      --        --        0.5%     16.9%      4.5%
Investment Income Ratio............       --       --       --      --      --      --        --        1.5%      0.3%      1.2%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,174  $   448  $ 1,216  $  151  $   45     $--       $--     $ 2,203   $   868   $   191
Units Outstanding..................      101       53       74      12       4      --        --         176        70        18
Variable Accumulation Unit Value...  $ 11.68  $  8.43  $ 16.27  $12.17  $11.00     $--       $--     $ 12.48   $ 12.44   $ 10.65
Total Return.......................    38.5%   (48.2%)   33.7%   10.6%   10.0%      --        --        0.4%     16.7%      4.3%
Investment Income Ratio............       --       --       --      --      --      --        --        1.9%      0.4%      2.8%

SERIES III POLICIES (c)
Net Assets.........................  $16,733  $ 4,563  $10,746  $7,058  $6,081     $--       $--     $29,554   $30,643   $24,079
Units Outstanding..................    1,205      457      555     487     465      --        --       1,929     2,003     1,841
Variable Accumulation Unit Value...  $ 13.89  $ 10.03  $ 19.36  $14.49  $13.11     $--       $--     $ 15.31   $ 15.27   $ 13.08
Total Return.......................    38.4%   (48.2%)   33.6%   10.6%   10.0%      --        --        0.3%     16.7%      4.3%
Investment Income Ratio............       --       --       --      --      --      --        --        1.4%      0.3%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................  $20,846  $ 5,660  $10,779  $6,753  $5,606     $--       $--     $29,243   $27,446   $18,870
Units Outstanding..................    1,472      553      542     458     421      --        --       1,862     1,753     1,409
Variable Accumulation Unit Value...  $ 14.19  $ 10.24  $ 19.73  $14.74  $13.31     $--       $--     $ 15.72   $ 15.64   $ 13.39
Total Return.......................    38.7%   (48.1%)   33.8%   10.7%   10.1%      --        --        0.5%     16.9%      4.4%
Investment Income Ratio............       --       --       --      --      --      --        --        1.5%      0.3%      1.2%

SERIES V POLICIES (e)
Net Assets.........................  $   780  $   288  $   630  $  266  $  232     $--       $--     $ 1,234   $   989   $   729
Units Outstanding..................       62       29       33      19      18      --        --          81        65        56
Variable Accumulation Unit Value...  $ 13.61  $  9.85  $ 19.07  $14.31  $12.97     $--       $--     $ 15.16   $ 15.15   $ 13.02
Total Return.......................    38.1%   (48.3%)   33.3%   10.3%    9.7%      --        --        0.1%     16.4%      4.0%
Investment Income Ratio............       --       --       --      --      --      --        --        1.5%      0.3%      1.2%

SERIES VI POLICIES (f)
Net Assets.........................  $12,946  $ 4,142  $ 8,745  $4,415  $3,248     $--       $--     $22,210   $21,934   $14,138
Units Outstanding..................      918      406      441     298     242      --        --       1,453     1,438     1,074
Variable Accumulation Unit Value...  $ 14.12  $ 10.21  $ 19.74  $14.80  $13.40     $--       $--     $ 15.28   $ 15.25   $ 13.09
Total Return.......................    38.2%   (48.3%)   33.4%   10.4%    9.8%      --        --        0.2%     16.5%      4.1%
Investment Income Ratio............       --       --       --      --      --      --        --        1.4%      0.3%      1.3%

SERIES VII POLICIES (g)
Net Assets.........................  $    28  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Units Outstanding..................        2       --       --      --      --      --        --          --        --        --
Variable Accumulation Unit Value...  $ 11.19  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Total Return.......................    11.9%       --       --      --      --      --        --          --        --        --
Investment Income Ratio............       --       --       --      --      --      --        --          --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $   236  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Units Outstanding..................       21       --       --      --      --      --        --          --        --        --
Variable Accumulation Unit Value...  $ 10.94  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Total Return.......................     9.4%       --       --      --      --      --        --          --        --        --
Investment Income Ratio............       --       --       --      --      --      --        --          --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $   121  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Units Outstanding..................       11       --       --      --      --      --        --          --        --        --
Variable Accumulation Unit Value...  $ 11.08  $    --  $    --  $   --  $   --     $--       $--     $    --   $    --   $    --
Total Return.......................    10.8%       --       --      --      --      --        --          --        --        --
Investment Income Ratio............       --       --       --      --      --      --        --          --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------



                                                                       COLUMBIA SMALL CAP
                       ALGER AMERICAN                                      VALUE FUND,
                      SMALLCAP GROWTH--                                 VARIABLE SERIES--
                       CLASS S SHARES                                        CLASS B
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------



       $ 8,566   $ 6,337   $12,944   $10,697   $ 5,850   $11,528   $10,005   $15,905   $16,552   $7,798
           522       553       592       564       364     1,060     1,131     1,274     1,275      704
       $ 16.42   $ 11.47   $ 21.83   $ 18.93   $ 16.04   $ 10.89   $  8.84   $ 12.48   $ 12.99   $11.03
         43.1%    (47.4%)    15.3%     18.1%     15.0%     23.3%    (29.2%)    (3.9%)    17.7%     4.0%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $   395   $   353   $   848   $   404   $   130   $ 1,235   $ 1,102   $ 1,942   $ 1,030   $  274
            32        41        52        29        11       118       130       162        82       24
       $ 12.16   $  8.51   $ 16.22   $ 14.09   $ 11.95   $ 10.46   $  8.50   $ 12.01   $ 12.52   $10.66
         42.9%    (47.5%)    15.1%     17.9%     14.8%     23.1%    (29.3%)    (4.1%)    17.5%     3.9%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $ 8,904   $ 7,162   $16,110   $14,725   $ 9,680   $ 7,504   $ 6,345   $ 9,781   $11,725   $4,868
           550       631       745       783       609       698       724       792       910      445
       $ 16.20   $ 11.34   $ 21.63   $ 18.80   $ 15.95   $ 10.75   $  8.74   $ 12.35   $ 12.89   $10.97
         42.8%    (47.6%)    15.1%     17.8%     14.7%     23.0%    (29.3%)    (4.1%)    17.5%     3.8%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $11,714   $ 9,315   $21,172   $18,893   $10,949   $10,523   $ 8,719   $13,314   $11,379   $5,433
           721       818       977     1,003       685       978       994     1,073       880      495
       $ 16.29   $ 11.39   $ 21.69   $ 18.82   $ 15.95   $ 10.80   $  8.77   $ 12.38   $ 12.90   $10.96
         43.0%    (47.5%)    15.3%     18.0%     14.9%     23.2%    (29.2%)    (4.0%)    17.6%     4.0%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $   269   $   201   $   538   $   630   $   457   $   718   $   486   $   782   $   727   $  250
            17        18        26        34        29        68        56        64        57       23
       $ 15.71   $ 11.03   $ 21.09   $ 18.37   $ 15.63   $ 10.57   $  8.61   $ 12.21   $ 12.77   $10.90
         42.4%    (47.7%)    14.8%     17.5%     14.5%     22.7%    (29.5%)    (4.4%)    17.2%     9.0%
            --        --        --        --        --      0.9%      0.4%      0.3%      0.4%       --


       $ 6,831   $ 5,443   $12,425   $10,975   $ 5,548   $ 5,919   $ 5,280   $ 8,043   $ 9,500   $3,044
           426       483       578       587       348       556       610       656       741      273
       $ 16.05   $ 11.26   $ 21.50   $ 18.71   $ 15.90   $ 10.64   $  8.66   $ 12.27   $ 12.81   $10.92
         42.6%    (47.6%)    14.9%     17.6%     14.6%     22.8%    (29.4%)    (4.3%)    17.3%     3.6%
            --        --        --        --        --      0.9%      0.5%      0.3%      0.4%       --


       $    --   $    --   $    --   $    --   $    --   $    25   $    --   $    --   $    --   $   --
            --        --        --        --        --         2        --        --        --       --
       $    --   $    --   $    --   $    --   $    --   $ 10.56   $    --   $    --   $    --   $   --
            --        --        --        --        --      5.6%        --        --        --       --
            --        --        --        --        --        --        --        --        --       --


       $    --   $    --   $    --   $    --   $    --   $    90   $    --   $    --   $    --   $   --
            --        --        --        --        --         8        --        --        --       --
       $    --   $    --   $    --   $    --   $    --   $ 11.24   $    --   $    --   $    --   $   --
            --        --        --        --        --     12.4%        --        --        --       --
            --        --        --        --        --        --        --        --        --       --


       $    --   $    --   $    --   $    --   $    --   $    34   $    --   $    --   $    --   $   --
            --        --        --        --        --         3        --        --        --       --
       $    --   $    --   $    --   $    --   $    --   $ 10.59   $    --   $    --   $    --   $   --
            --        --        --        --        --      5.9%        --        --        --       --
            --        --        --        --        --        --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        DREYFUS IP
                                                   TECHNOLOGY GROWTH--
                                                      SERVICE SHARES
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,172  $ 4,282   $7,241    $5,802    $4,703
Units Outstanding..................       661      538      525       476       396
Variable Accumulation Unit Value...   $ 12.33  $  7.96   $13.74    $12.18    $11.87
Total Return.......................     54.9%   (42.1%)   12.8%      2.6%      2.0%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   843  $   557   $  640    $  100    $   61
Units Outstanding..................        74       76       50         9         6
Variable Accumulation Unit Value...   $ 11.36  $  7.35   $12.70    $11.27    $11.00
Total Return.......................     54.7%   (42.1%)   12.7%      2.4%     10.0%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 7,357  $ 3,833   $7,548    $6,936    $6,985
Units Outstanding..................       609      490      558       578       596
Variable Accumulation Unit Value...   $ 12.09  $  7.82   $13.52    $12.01    $11.73
Total Return.......................     54.6%   (42.2%)   12.6%      2.4%      1.8%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $11,941  $ 6,111   $9,539    $8,384    $7,047
Units Outstanding..................       979      775      700       694       597
Variable Accumulation Unit Value...   $ 12.21  $  7.88   $13.61    $12.07    $11.77
Total Return.......................     54.8%   (42.1%)   12.8%      2.5%      2.0%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $   528  $   279   $  264    $  280    $  263
Units Outstanding..................        45       36       20        24        23
Variable Accumulation Unit Value...   $ 11.87  $  7.70   $13.35    $11.88    $11.64
Total Return.......................     54.2%   (42.3%)   12.3%      2.1%      1.6%
Investment Income Ratio............      0.2%       --       --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,857  $ 2,392   $4,328    $3,503    $3,105
Units Outstanding..................       490      309      323       294       264
Variable Accumulation Unit Value...   $ 11.96  $  7.75   $13.42    $11.93    $11.67
Total Return.......................     54.3%   (42.3%)   12.5%      2.2%      1.7%
Investment Income Ratio............      0.1%       --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    86  $    --   $   --    $   --    $   --
Units Outstanding..................         8       --       --        --        --
Variable Accumulation Unit Value...   $ 10.89  $    --   $   --    $   --    $   --
Total Return.......................      8.9%       --       --        --        --
Investment Income Ratio............        --       --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   392  $    --   $   --    $   --    $   --
Units Outstanding..................        31       --       --        --        --
Variable Accumulation Unit Value...   $ 11.82  $    --   $   --    $   --    $   --
Total Return.......................     18.2%       --       --        --        --
Investment Income Ratio............        --       --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   224  $    --   $   --    $   --    $   --
Units Outstanding..................        19       --       --        --        --
Variable Accumulation Unit Value...   $ 11.68  $    --   $   --    $   --    $   --
Total Return.......................     16.8%       --       --        --        --
Investment Income Ratio............        --       --       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                          FIDELITY(R) VIP                                           FIDELITY(R) VIP
                          CONTRAFUND(R)--                                           EQUITY-INCOME--
                          SERVICE CLASS 2                                           SERVICE CLASS 2
      -------------------------------------------------------    ----------------------------------------------------
        2009        2008       2007        2006        2005        2009        2008       2007       2006       2005
      ---------------------------------------------------------------------------------------------------------------


       $55,590    $39,717    $ 63,639     $45,285     $27,416     $24,622    $19,141    $33,726    $28,156    $17,710
         3,793      3,621       3,275       2,697       1,792       2,193      2,184      2,168      1,806      1,344
       $ 14.65    $ 10.97    $  19.41     $ 16.78     $ 15.27     $ 11.23    $  8.77    $ 15.54    $ 15.57    $ 13.16
         33.6%     (43.5%)      15.7%        9.9%       15.0%       28.1%     (43.6%)     (0.1%)     18.3%       4.1%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.2%       2.4%       1.7%       3.0%       1.1%


       $ 6,450    $ 4,866    $  7,894     $ 3,332     $ 1,179     $ 3,128    $ 2,475    $ 5,347    $ 2,651    $   661
           574        576         520         258          98         350        354        423        213         63
       $ 11.24    $  8.43    $  14.93     $ 12.93     $ 11.79     $  8.95    $  7.00    $ 12.43    $ 12.47    $ 10.56
         33.4%     (43.6%)      15.5%        9.7%       14.9%       27.9%     (43.7%)     (0.3%)     18.1%       4.0%
          1.2%       0.8%        1.0%        1.2%          --        2.1%       2.0%       2.0%       3.4%         --


       $55,501    $43,827    $ 78,566     $65,402     $48,984     $26,444    $22,204    $45,913    $41,670    $32,146
         3,868      4,074       4,113       3,955       3,248       2,416      2,588      3,015      2,724      2,483
       $ 14.35    $ 10.76    $  19.08     $ 16.53     $ 15.08     $ 10.95    $  8.56    $ 15.22    $ 15.27    $ 12.94
         33.3%     (43.6%)      15.4%        9.7%       14.8%       27.8%     (43.7%)     (0.3%)     18.0%       3.9%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.1%       2.2%       1.7%       3.0%       1.3%


       $87,848    $69,299    $118,355     $87,036     $55,871     $34,287    $28,642    $51,193    $44,641    $30,273
         5,941      6,250       6,028       5,137       3,612       3,076      3,290      3,308      2,883      2,307
       $ 14.77    $ 11.06    $  19.58     $ 16.94     $ 15.42     $ 11.15    $  8.71    $ 15.45    $ 15.48    $ 13.09
         33.5%     (43.5%)      15.6%        9.8%       15.0%       28.0%     (43.6%)     (0.2%)     18.2%       4.1%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.1%       2.4%       1.7%       3.0%       1.2%


       $ 5,351    $ 4,582    $  8,135     $ 6,012     $ 4,332     $ 2,068    $ 1,872    $ 4,705    $ 5,222    $ 3,530
           382        435         434         370         292         189        218        308        340        270
       $ 14.00    $ 10.53    $  18.71     $ 16.25     $ 14.86     $ 10.94    $  8.58    $ 15.29    $ 15.38    $ 13.06
         33.0%     (43.7%)      15.2%        9.4%       14.5%       27.5%     (43.9%)     (0.6%)     17.7%       3.6%
          1.1%       0.8%        0.8%        1.0%        0.1%        2.0%       2.0%       1.6%       3.1%       1.2%


       $52,338    $40,548    $ 70,070     $53,528     $34,138     $22,320    $18,960    $36,726    $32,980    $21,893
         3,711      3,831       3,719       3,277       2,284       2,044      2,217      2,414      2,155      1,679
       $ 14.10    $ 10.59    $  18.81     $ 16.32     $ 14.91     $ 10.91    $  8.55    $ 15.22    $ 15.29    $ 12.98
         33.1%     (43.7%)      15.3%        9.5%       14.6%       27.6%     (43.8%)     (0.5%)     17.8%       3.7%
          1.2%       0.8%        0.8%        1.0%        0.1%        2.1%       2.2%       1.7%       3.1%       1.2%


       $   283    $    --    $     --     $    --     $    --     $    97    $    --    $    --    $    --    $    --
            24         --          --          --          --           9         --         --         --         --
       $ 11.31    $    --    $     --     $    --     $    --     $ 11.06    $    --    $    --    $    --    $    --
         13.1%         --          --          --          --       10.6%         --         --         --         --
          2.9%         --          --          --          --        8.0%         --         --         --         --


       $ 1,095    $    --    $     --     $    --     $    --     $   423    $    --    $    --    $    --    $    --
            95         --          --          --          --          40         --         --         --         --
       $ 11.28    $    --    $     --     $    --     $    --     $ 10.61    $    --    $    --    $    --    $    --
         12.8%         --          --          --          --        6.1%         --         --         --         --
          5.2%         --          --          --          --       10.2%         --         --         --         --


       $   577    $    --    $     --     $    --     $    --     $   310    $    --    $    --    $    --    $    --
            50         --          --          --          --          28         --         --         --         --
       $ 11.19    $    --    $     --     $    --     $    --     $ 10.92    $    --    $    --    $    --    $    --
         11.9%         --          --          --          --        9.2%         --         --         --         --
          4.4%         --          --          --          --        9.0%         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     FIDELITY(R) VIP
                                                        MID CAP--
                                                     SERVICE CLASS 2
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $51,010  $38,384   $72,917   $68,477   $57,754
Units Outstanding..................     3,057    3,172     3,593     3,833     3,580
Variable Accumulation Unit Value...   $ 16.68  $ 12.10   $ 20.32   $ 17.87   $ 16.12
Total Return.......................     37.8%   (40.4%)    13.7%     10.8%     16.4%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES II POLICIES (b)
Net Assets.........................   $ 3,429  $ 2,286   $ 3,433   $ 1,615   $   568
Units Outstanding..................       230      211       188       101        39
Variable Accumulation Unit Value...   $ 14.91  $ 10.84   $ 18.22   $ 16.05   $ 14.50
Total Return.......................     37.6%   (40.5%)    13.6%     10.7%     16.2%
Investment Income Ratio............      0.5%     0.2%      0.4%      0.1%        --

SERIES III POLICIES (c)
Net Assets.........................   $32,851  $25,689   $49,973   $46,256   $38,491
Units Outstanding..................     2,000    2,150     2,493     2,613     2,411
Variable Accumulation Unit Value...   $ 16.42  $ 11.94   $ 20.09   $ 17.70   $ 16.00
Total Return.......................     37.5%   (40.6%)    13.5%     10.6%     16.1%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES IV POLICIES (d)
Net Assets.........................   $42,513  $32,704   $54,914   $43,212   $30,428
Units Outstanding..................     2,524    2,670     2,671     2,390     1,867
Variable Accumulation Unit Value...   $ 16.84  $ 12.23   $ 20.54   $ 18.07   $ 16.31
Total Return.......................     37.7%   (40.5%)    13.7%     10.8%     16.3%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES V POLICIES (e)
Net Assets.........................   $ 2,144  $ 1,508   $ 2,554   $ 2,664   $ 2,205
Units Outstanding..................       138      133       134       158       144
Variable Accumulation Unit Value...   $ 15.51  $ 11.30   $ 19.07   $ 16.84   $ 15.27
Total Return.......................     37.2%   (40.7%)    13.2%     10.3%     15.8%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES VI POLICIES (f)
Net Assets.........................   $25,276  $20,530   $34,658   $29,234   $21,051
Units Outstanding..................     1,526    1,704     1,707     1,630     1,289
Variable Accumulation Unit Value...   $ 16.56  $ 12.06   $ 20.32   $ 17.93   $ 16.23
Total Return.......................     37.3%   (40.7%)    13.3%     10.4%     16.0%
Investment Income Ratio............      0.5%     0.2%      0.5%      0.2%        --

SERIES VII POLICIES (g)
Net Assets.........................   $   202  $    --   $    --   $    --   $    --
Units Outstanding..................        16       --        --        --        --
Variable Accumulation Unit Value...   $ 11.43  $    --   $    --   $    --   $    --
Total Return.......................     14.3%       --        --        --        --
Investment Income Ratio............      1.7%       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   749  $    --   $    --   $    --   $    --
Units Outstanding..................        66       --        --        --        --
Variable Accumulation Unit Value...   $ 11.23  $    --   $    --   $    --   $    --
Total Return.......................     12.3%       --        --        --        --
Investment Income Ratio............      1.8%       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   440  $    --   $    --   $    --   $    --
Units Outstanding..................        39       --        --        --        --
Variable Accumulation Unit Value...   $ 11.14  $    --   $    --   $    --   $    --
Total Return.......................     11.4%       --        --        --        --
Investment Income Ratio............      1.6%       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                             JANUS ASPEN                                          JANUS ASPEN WORLDWIDE
                        BALANCED PORTFOLIO--                                            PORTFOLIO--
                           SERVICE SHARES                                             SERVICE SHARES
      --------------------------------------------------------    ------------------------------------------------------
        2009        2008        2007        2006        2005       2009       2008        2007        2006        2005
      ------------------------------------------------------------------------------------------------------------------




       $26,614     $19,904    $ 22,049    $ 18,394    $ 14,526    $7,430     $ 4,973     $ 8,450     $6,855      $5,145
         1,837       1,704       1,561       1,416       1,217       649         589         545        476         416
       $ 14.47     $ 11.69    $  14.12    $  12.98    $  11.92    $11.44     $  8.44     $ 15.51     $14.38      $12.37
         23.8%      (17.2%)       8.8%        8.9%        6.2%     35.5%      (45.6%)       7.8%      16.3%        4.1%
          2.8%        2.5%        2.3%        2.0%        2.2%      1.3%        1.1%        0.6%       1.7%        1.3%


       $ 4,053     $ 3,114    $  2,486    $    995    $    568    $  799     $   513     $   871     $  176      $   85
           310         295         193          84          55        83          72          67         15          11
       $ 13.08     $ 10.58    $  12.80    $  11.79    $  10.84    $ 9.59     $  7.08     $ 13.04     $12.11      $10.43
         23.7%      (17.4%)       8.6%        8.7%        6.0%     35.3%      (45.7%)       7.7%      16.1%        4.3%
          2.8%        2.7%        2.7%        2.1%        3.1%      1.3%        1.1%        0.8%       1.8%        2.3%


       $30,494     $25,671    $ 32,202    $ 29,255    $ 25,740    $7,166     $ 5,106     $10,031     $8,971      $8,306
         2,122       2,208       2,287       2,256       2,157       638         613         669        632         679
       $ 14.37     $ 11.62    $  14.07    $  12.97    $  11.93    $11.22     $  8.30     $ 15.28     $14.20      $12.23
         23.6%      (17.4%)       8.5%        8.7%        6.0%     35.2%      (45.7%)       7.6%      16.1%        3.9%
          2.8%        2.4%        2.3%        2.0%        2.2%      1.3%        1.0%        0.6%       1.6%        1.2%


       $40,440     $33,375    $ 37,642    $ 31,424    $ 27,775    $9,118     $ 6,487     $11,313     $9,858      $7,855
         2,803       2,864       2,668       2,425       2,327       806         773         734        691         640
       $ 14.42     $ 11.65    $  14.09    $  12.96    $  11.91    $11.32     $  8.36     $ 15.37     $14.26      $12.27
         23.8%      (17.3%)       8.7%        8.8%        6.1%     35.4%      (45.6%)       7.8%      16.2%        4.1%
          2.8%        2.5%        2.3%        2.0%        2.2%      1.3%        1.0%        0.6%       1.7%        1.3%


       $ 3,316     $ 2,927    $  3,807    $  2,958    $  2,226    $  383     $   250     $   480     $  576      $  436
           236         257         275         231         189        35          31          32         41          36
       $ 14.06     $ 11.41    $  13.84    $  12.79    $  11.80    $10.92     $  8.10     $ 14.95     $13.92      $12.03
         23.3%      (17.6%)       8.3%        8.4%        5.7%     34.9%      (45.8%)       7.4%      15.8%        3.6%
          2.8%        2.4%        2.4%        2.0%        2.4%      1.3%        1.0%        0.5%       1.7%        1.2%


       $23,029     $18,410    $ 20,698    $ 18,200    $ 14,847    $5,088     $ 3,831     $ 6,671     $5,130      $4,001
         1,627       1,606       1,488       1,418       1,254       466         468         448        370         334
       $ 14.15     $ 11.47    $  13.91    $  12.83    $  11.83    $10.92     $  8.09     $ 14.91     $13.87      $11.97
         23.4%      (17.5%)       8.4%        8.5%        5.8%     35.0%      (45.8%)       7.5%      15.9%        3.7%
          2.8%        2.5%        2.3%        2.0%        2.2%      1.3%        1.0%        0.6%       1.7%        1.3%


       $   162     $    --    $     --    $     --    $     --    $   65     $    --     $    --     $   --      $   --
            15          --          --          --          --         6          --          --         --          --
       $ 10.85     $    --    $     --    $     --    $     --    $10.66     $    --     $    --     $   --      $   --
          8.5%          --          --          --          --      6.6%          --          --         --          --
          5.0%          --          --          --          --      3.4%          --          --         --          --


       $   950     $    --    $     --    $     --    $     --    $  170     $    --     $    --     $   --      $   --
            87          --          --          --          --        14          --          --         --          --
       $ 10.86     $    --    $     --    $     --    $     --    $11.01     $    --     $    --     $   --      $   --
          8.6%          --          --          --          --     10.1%          --          --         --          --
          5.6%          --          --          --          --      1.8%          --          --         --          --


       $   449     $    --    $     --    $     --    $     --    $  127     $    --     $    --     $   --      $   --
            42          --          --          --          --        12          --          --         --          --
       $ 10.82     $    --    $     --    $     --    $     --    $10.76     $    --     $    --     $   --      $   --
          8.2%          --          --          --          --      7.6%          --          --         --          --
          5.6%          --          --          --          --      3.5%          --          --         --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     MFS(R) INVESTORS
                                                      TRUST SERIES--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $1,581   $ 1,240   $1,576    $1,400    $1,151
Units Outstanding..................      127       124      104       100        92
Variable Accumulation Unit Value...   $12.44   $  9.97   $15.14    $13.96    $12.56
Total Return.......................    24.8%    (34.2%)    8.5%     11.1%      5.5%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.3%      0.3%

SERIES II POLICIES (b)
Net Assets.........................   $  118   $   115   $   94    $   72    $    1
Units Outstanding..................       11        14        7         6        --
Variable Accumulation Unit Value...   $10.56   $  8.47   $12.89    $11.90    $10.73
Total Return.......................    24.6%    (34.3%)    8.3%     11.0%      7.3%
Investment Income Ratio............     1.3%      0.4%     0.5%      0.1%        --

SERIES III POLICIES (c)
Net Assets.........................   $2,069   $ 1,517   $2,159    $1,715    $1,404
Units Outstanding..................      167       153      143       123       111
Variable Accumulation Unit Value...   $12.37   $  9.93   $15.12    $13.97    $12.60
Total Return.......................    24.5%    (34.3%)    8.2%     10.9%      5.3%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.2%      0.3%

SERIES IV POLICIES (d)
Net Assets.........................   $2,205   $ 1,724   $2,583    $2,086    $1,769
Units Outstanding..................      176       172      168       148       140
Variable Accumulation Unit Value...   $12.52   $ 10.04   $15.26    $14.08    $12.68
Total Return.......................    24.7%    (34.2%)    8.4%     11.1%      5.5%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.3%      0.3%

SERIES V POLICIES (e)
Net Assets.........................   $   79   $   135   $  156    $  143    $  107
Units Outstanding..................        7        14       10        10         9
Variable Accumulation Unit Value...   $12.17   $  9.79   $14.95    $13.85    $12.52
Total Return.......................    24.2%    (34.5%)    8.0%     10.6%      5.1%
Investment Income Ratio............     1.9%      0.4%     0.7%      0.2%      0.3%

SERIES VI POLICIES (f)
Net Assets.........................   $1,151   $   894   $1,458    $1,367    $1,015
Units Outstanding..................       94        91       97        99        81
Variable Accumulation Unit Value...   $12.19   $  9.81   $14.95    $13.83    $12.49
Total Return.......................    24.4%    (34.4%)    8.1%     10.7%      5.2%
Investment Income Ratio............     1.3%      0.5%     0.6%      0.3%      0.3%

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $    --   $   --    $   --    $   --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...   $10.00   $    --   $   --    $   --    $   --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   38   $    --   $   --    $   --    $   --
Units Outstanding..................        4        --       --        --        --
Variable Accumulation Unit Value...   $10.91   $    --   $   --    $   --    $   --
Total Return.......................     9.1%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    1   $    --   $   --    $   --    $   --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...   $ 9.91   $    --   $   --    $   --    $   --
Total Return.......................    (0.9%)       --       --        --        --
Investment Income Ratio............       --        --       --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           MFS(R)                                           MFS(R)
                     RESEARCH SERIES--                                UTILITIES SERIES--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2009      2008     2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


       $1,919   $ 1,431   $2,305    $1,886    $1,486   $117,441   $94,366  $170,943  $113,299   $69,366
          147       141      143       130       112      5,653     5,947     6,591     5,493     4,346
       $13.01   $ 10.14   $16.13    $14.48    $13.33   $  20.80   $ 15.88  $  25.89  $  20.58   $ 15.94
        28.4%    (37.1%)   11.4%      8.7%      6.1%      31.0%    (38.7%)    25.8%     29.1%     15.0%
         1.1%      0.3%     0.5%      0.3%      0.3%       4.6%      1.3%      0.8%      1.8%      0.4%


       $  100   $    90   $  168    $   45    $   55   $ 10,910   $ 8,589  $ 15,026  $  4,987   $ 1,822
           10        11       13         4         5        589       606       645       271       127
       $10.45   $  8.15   $12.99    $11.68    $10.77   $  18.53   $ 14.17  $  23.13  $  18.42   $ 14.29
        28.2%    (37.2%)   11.2%      8.5%      7.7%      30.8%    (38.8%)    25.6%     28.9%     14.8%
         1.4%      0.3%     0.3%      0.3%      0.1%       4.5%      1.3%      0.6%      1.6%      0.3%


       $2,130   $ 1,810   $2,844    $2,282    $2,038   $ 79,800   $66,723  $124,909  $ 77,235   $44,612
          167       182      178       160       155      3,686     4,026     4,601     3,582     2,684
       $12.77   $  9.96   $15.88    $14.29    $13.18   $  21.66   $ 16.57  $  27.07  $  21.56   $ 16.73
        28.1%    (37.3%)   11.1%      8.4%      5.9%      30.8%    (38.8%)    25.5%     28.9%     14.7%
         1.2%      0.3%     0.5%      0.3%      0.3%       4.6%      1.3%      0.7%      1.8%      0.4%


       $2,301   $ 1,774   $2,931    $2,602    $2,182   $ 83,066   $64,814  $110,284  $ 63,579   $34,325
          182       178      186       184       168      3,783     3,866     4,026     2,919     2,044
       $12.66   $  9.86   $15.70    $14.11    $12.99   $  21.95   $ 16.76  $  27.34  $  21.75   $ 16.85
        28.3%    (37.2%)   11.3%      8.6%      6.0%      31.0%    (38.7%)    25.7%     29.1%     14.9%
         1.1%      0.3%     0.5%      0.3%      0.3%       4.6%      1.3%      0.7%      1.8%      0.4%


       $  134   $   107   $  135    $  107    $   44   $  5,451   $ 4,837  $  8,806  $  4,821   $ 2,110
           11        11        9         7         3        253       293       326       223       126
       $12.70   $  9.94   $15.88    $14.32    $13.24   $  21.51   $ 16.49  $  27.01  $  21.57   $ 16.78
        27.8%    (37.4%)   10.9%      8.2%      5.6%      30.4%    (39.0%)    25.2%     28.6%     14.4%
         1.1%      0.2%     0.5%      0.2%      0.3%       4.6%      1.3%      0.7%      1.5%      0.4%


       $1,417   $ 1,355   $2,223    $1,914    $1,715   $ 69,678   $60,416  $103,710  $ 58,633   $34,143
          110       135      139       132       128      3,250     3,679     3,855     2,730     2,042
       $12.87   $ 10.06   $16.06    $14.47    $13.36   $  21.43   $ 16.42  $  26.86  $  21.43   $ 16.65
        27.9%    (37.4%)   11.0%      8.3%      5.7%      30.6%    (38.9%)    25.3%     28.7%     14.6%
         1.3%      0.3%     0.5%      0.3%      0.3%       4.7%      1.3%      0.7%      1.7%      0.4%


       $    2   $    --   $   --    $   --    $   --   $    526   $    --  $     --  $     --   $    --
           --        --       --        --        --         47        --        --        --        --
       $10.75   $    --   $   --    $   --    $   --   $  11.15   $    --  $     --  $     --   $    --
         7.5%        --       --        --        --      11.5%        --        --        --        --
           --        --       --        --        --         --        --        --        --        --


       $   33   $    --   $   --    $   --    $   --   $  1,090   $    --  $     --  $     --   $    --
            3        --       --        --        --         91        --        --        --        --
       $11.07   $    --   $   --    $   --    $   --   $  11.33   $    --  $     --  $     --   $    --
        10.7%        --       --        --        --      13.3%        --        --        --        --
           --        --       --        --        --         --        --        --        --        --


       $    1   $    --   $   --    $   --    $   --   $    975   $    --  $     --  $     --   $    --
           --        --       --        --        --         83        --        --        --        --
       $11.19   $    --   $   --    $   --    $   --   $  11.20   $    --  $     --  $     --   $    --
        11.9%        --       --        --        --      12.0%        --        --        --        --
           --        --       --        --        --         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   NEUBERGER BERMAN AMT
                                                MID-CAP GROWTH PORTFOLIO--
                                                         CLASS S
                                     -----------------------------------------------
                                       2009      2008     2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $6,345   $ 5,562   $9,826    $5,496    $3,298
Units Outstanding..................      463       525      514       349       236
Variable Accumulation Unit Value...   $13.70   $ 10.58   $18.99    $15.76    $13.96
Total Return.......................    29.5%    (44.3%)   20.5%     12.9%     11.9%
Investment Income Ratio............       --        --       --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $  415   $   345   $  777    $   83    $   29
Units Outstanding..................       36        38       47         6         3
Variable Accumulation Unit Value...   $11.63   $  8.99   $16.17    $13.44    $11.92
Total Return.......................    29.3%    (44.4%)   20.3%     12.7%     11.7%
Investment Income Ratio............       --        --       --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $4,630   $ 4,013   $8,100    $4,128    $2,766
Units Outstanding..................      340       381      427       262       199
Variable Accumulation Unit Value...   $13.63   $ 10.54   $18.96    $15.77    $14.00
Total Return.......................    29.3%    (44.4%)   20.3%     12.6%     11.6%
Investment Income Ratio............       --        --       --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $6,409   $ 5,319   $8,821    $5,184    $3,083
Units Outstanding..................      452       486      447       317       213
Variable Accumulation Unit Value...   $14.17   $ 10.95   $19.67    $16.33    $14.47
Total Return.......................    29.5%    (44.3%)   20.4%     12.8%     11.8%
Investment Income Ratio............       --        --       --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $  365   $   488   $  548    $  335    $  356
Units Outstanding..................       27        46       29        21        25
Variable Accumulation Unit Value...   $13.60   $ 10.55   $19.02    $15.86    $14.11
Total Return.......................    28.9%    (44.6%)   20.0%     12.4%     11.4%
Investment Income Ratio............       --        --       --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $4,266   $ 3,685   $7,017    $3,184    $1,887
Units Outstanding..................      312       348      367       200       133
Variable Accumulation Unit Value...   $13.69   $ 10.60   $19.11    $15.91    $14.15
Total Return.......................    29.1%    (44.5%)   20.1%     12.5%     11.5%
Investment Income Ratio............       --        --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   17   $    --   $   --    $   --    $   --
Units Outstanding..................        2        --       --        --        --
Variable Accumulation Unit Value...   $11.03   $    --   $   --    $   --    $   --
Total Return.......................    10.3%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   93   $    --   $   --    $   --    $   --
Units Outstanding..................        8        --       --        --        --
Variable Accumulation Unit Value...   $11.72   $    --   $   --    $   --    $   --
Total Return.......................    17.2%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $  152   $    --   $   --    $   --    $   --
Units Outstanding..................       14        --       --        --        --
Variable Accumulation Unit Value...   $11.23   $    --   $   --    $   --    $   --
Total Return.......................    12.3%        --       --        --        --
Investment Income Ratio............       --        --       --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                    VAN KAMPEN'S UIF
                            T. ROWE PRICE                                           EMERGING MARKETS
                            EQUITY INCOME                                          EQUITY PORTFOLIO--
                            PORTFOLIO--II                                               CLASS II
      --------------------------------------------------------    ----------------------------------------------------
        2009        2008        2007        2006        2005        2009        2008       2007       2006       2005
      ----------------------------------------------------------------------------------------------------------------


       $27,089     $21,806     $34,245     $28,873     $18,925     $27,625    $14,097    $28,552    $15,653    $ 6,717
         2,267       2,256       2,224       1,906       1,460         939        803        691        526        304
       $ 11.94     $  9.67     $ 15.39     $ 15.15     $ 12.94     $ 29.40    $ 17.53    $ 41.09    $ 29.67    $ 21.93
         23.5%      (37.2%)       1.6%       17.0%        2.2%       67.8%     (57.3%)     38.5%      35.3%      31.9%
          1.7%        2.2%        1.5%        1.4%        1.5%          --         --       0.4%       0.8%       0.4%


       $ 3,121     $ 2,843     $ 4,607     $ 2,250     $   903     $ 3,418    $ 1,783    $ 3,758    $   882    $   183
           323         362         368         183          84         185        161        141         46         13
       $  9.67     $  7.84     $ 12.50     $ 12.32     $ 10.55     $ 18.73    $ 11.18    $ 26.25    $ 18.98    $ 14.06
         23.3%      (37.2%)       1.4%       16.8%        2.1%       67.5%     (57.4%)     38.3%      35.0%      31.7%
          1.7%        2.2%        1.6%        1.5%        1.9%          --         --       0.4%       0.7%       0.4%


       $29,592     $26,044     $47,651     $49,082     $38,632     $28,342    $15,977    $37,274    $23,362    $11,562
         2,518       2,730       3,138       3,267       3,006       1,016        958        950        820        555
       $ 11.76     $  9.54     $ 15.21     $ 15.00     $ 12.85     $ 27.97    $ 16.71    $ 39.25    $ 28.40    $ 21.04
         23.3%      (37.3%)       1.4%       16.8%        2.1%       67.4%     (57.4%)     38.2%      35.0%      31.7%
          1.7%        2.1%        1.5%        1.4%        1.4%          --         --       0.4%       0.8%       0.4%


       $47,933     $42,899     $75,255     $65,052     $45,332     $36,128    $19,790    $46,863    $27,320    $12,712
         4,016       4,437       4,884       4,290       3,492       1,238      1,137      1,145        924        582
       $ 11.94     $  9.67     $ 15.39     $ 15.16     $ 12.96     $ 29.19    $ 17.41    $ 40.83    $ 29.49    $ 21.82
         23.4%      (37.2%)       1.5%       16.9%        2.2%       67.7%     (57.4%)     38.4%      35.2%      31.8%
          1.7%        2.1%        1.5%        1.4%        1.5%          --         --       0.4%       0.7%       0.4%


       $ 3,793     $ 3,720     $ 7,212     $ 6,702     $ 4,636     $ 1,592    $   785    $ 1,635    $   949    $   462
           328         396         479         451         364          77         60         53         42         28
       $ 11.55     $  9.40     $ 15.02     $ 14.85     $ 12.75     $ 22.04    $ 13.20    $ 31.08    $ 22.54    $ 16.74
         23.0%      (37.4%)       1.1%       16.5%        1.8%       67.0%     (57.5%)     37.9%      34.6%      31.3%
          1.7%        2.1%        1.5%        1.4%        1.5%          --         --       0.4%       0.7%       0.3%


       $31,722     $27,582     $49,094     $42,586     $29,037     $26,659    $14,671    $34,141    $22,375    $ 8,696
         2,718       2,914       3,245       2,850       2,261         958        879        870        786        412
       $ 11.65     $  9.47     $ 15.12     $ 14.93     $ 12.81     $ 27.83    $ 16.65    $ 39.16    $ 28.37    $ 21.05
         23.1%      (37.4%)       1.2%       16.6%        1.9%       67.2%     (57.5%)     38.0%      34.8%      31.5%
          1.7%        2.1%        1.5%        1.4%        1.5%          --         --       0.4%       0.8%       0.4%


       $   116     $    --     $    --     $    --     $    --     $   261    $    --    $    --    $    --    $    --
            10          --          --          --          --          22         --         --         --         --
       $ 11.08     $    --     $    --     $    --     $    --     $ 12.05    $    --    $    --    $    --    $    --
         10.8%          --          --          --          --       20.5%         --         --         --         --
          2.2%          --          --          --          --          --         --         --         --         --


       $   286     $    --     $    --     $    --     $    --     $   720    $    --    $    --    $    --    $    --
            26          --          --          --          --          61         --         --         --         --
       $ 10.88     $    --     $    --     $    --     $    --     $ 11.36    $    --    $    --    $    --    $    --
          8.8%          --          --          --          --       13.6%         --         --         --         --
          2.2%          --          --          --          --          --         --         --         --         --


       $   264     $    --     $    --     $    --     $    --     $   454    $    --    $    --    $    --    $    --
            24          --          --          --          --          39         --         --         --         --
       $ 10.97     $    --     $    --     $    --     $    --     $ 11.46    $    --    $    --    $    --    $    --
          9.7%          --          --          --          --       14.6%         --         --         --         --
          2.4%          --          --          --          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      VICTORY VIF
                                                  DIVERSIFIED STOCK--
                                                    CLASS A SHARES
                                     --------------------------------------------
                                       2009      2008     2007     2006     2005
                                     --------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $6,156   $ 5,067   $7,960   $7,789   $5,802
Units Outstanding..................      550       567      545      578      483
Variable Accumulation Unit Value...   $11.20   $  8.94   $14.59   $13.45   $12.00
Total Return.......................    25.3%    (38.7%)    8.4%    12.1%     7.2%
Investment Income Ratio............     0.8%      0.8%     0.6%     0.3%     0.1%

SERIES II POLICIES (b)
Net Assets.........................   $1,033   $   608   $  743   $  407   $  136
Units Outstanding..................      104        77       57       34       13
Variable Accumulation Unit Value...   $ 9.89   $  7.91   $12.93   $11.94   $10.67
Total Return.......................    25.1%    (38.8%)    8.3%    11.9%     6.7%
Investment Income Ratio............     0.8%      0.8%     0.6%     0.3%       --

SERIES III POLICIES (c)
Net Assets.........................   $3,165   $ 2,858   $4,571   $3,751   $2,706
Units Outstanding..................      288       324      319      283      228
Variable Accumulation Unit Value...   $10.97   $  8.77   $14.35   $13.26   $11.85
Total Return.......................    25.0%    (38.9%)    8.2%    11.9%     7.0%
Investment Income Ratio............     0.8%      0.8%     0.7%     0.3%     0.1%

SERIES IV POLICIES (d)
Net Assets.........................   $7,074   $ 5,571   $7,803   $6,514   $4,210
Units Outstanding..................      651       642      550      498      361
Variable Accumulation Unit Value...   $10.87   $  8.68   $14.18   $13.08   $11.68
Total Return.......................    25.2%    (38.8%)    8.4%    12.0%     7.2%
Investment Income Ratio............     0.8%      0.8%     0.6%     0.3%     0.1%

SERIES V POLICIES (e)
Net Assets.........................   $  630   $   537   $  617   $  605   $  260
Units Outstanding..................       59        63       44       47       22
Variable Accumulation Unit Value...   $10.61   $  8.51   $13.95   $12.92   $11.58
Total Return.......................    24.7%    (39.0%)    7.9%    11.6%     6.8%
Investment Income Ratio............     0.8%      0.8%     0.7%     0.3%     0.1%

SERIES VI POLICIES (f)
Net Assets.........................   $2,629   $ 2,559   $3,864   $3,798   $3,197
Units Outstanding..................      242       294      270      288      270
Variable Accumulation Unit Value...   $10.88   $  8.71   $14.27   $13.21   $11.82
Total Return.......................    24.9%    (38.9%)    8.0%    11.7%     6.9%
Investment Income Ratio............     0.8%      0.8%     0.7%     0.3%     0.1%

SERIES VII POLICIES (g)
Net Assets.........................   $    8   $    --   $   --   $   --   $   --
Units Outstanding..................        1        --       --       --       --
Variable Accumulation Unit Value...   $10.24   $    --   $   --   $   --   $   --
Total Return.......................     2.4%        --       --       --       --
Investment Income Ratio............     0.9%        --       --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................   $   49   $    --   $   --   $   --   $   --
Units Outstanding..................        5        --       --       --       --
Variable Accumulation Unit Value...   $10.80   $    --   $   --   $   --   $   --
Total Return.......................     8.0%        --       --       --       --
Investment Income Ratio............     1.0%        --       --       --       --

SERIES IX POLICIES (i)
Net Assets.........................   $   19   $    --   $   --   $   --   $   --
Units Outstanding..................        2        --       --       --       --
Variable Accumulation Unit Value...   $11.02   $    --   $   --   $   --   $   --
Total Return.......................    10.2%        --       --       --       --
Investment Income Ratio............     1.1%        --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2009, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers
PricewaterhouseCoopers LLP
New York, New York
February 17, 2010

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